                                   ENDEAVOR
                                 SERIES TRUST



                       DREYFUS SMALL CAP VALUE PORTFOLIO

                 DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO

                       ENDEAVOR ENHANCED INDEX PORTFOLIO

                     ENDEAVOR OPPORTUNITY VALUE PORTFOLIO

                        ENDEAVOR VALUE EQUITY PORTFOLIO

                      ENDEAVOR ASSET ALLOCATION PORTFOLIO

                       ENDEAVOR MONEY MARKET PORTFOLIO

                     T. ROWE PRICE EQUITY INCOME PORTFOLIO

                     T. ROWE PRICE GROWTH STOCK PORTFOLIO

                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                         ENDEAVOR SELECT 50 PORTFOLIO

                         ENDEAVOR HIGH YIELD PORTFOLIO

                        ENDEAVOR JANUS GROWTH PORTFOLIO



                             SEMI -- ANNUAL REPORT
                             ---------------------

                                 JUNE 30, 1999

Dear Shareholder:

I am pleased to report the performance, commentary and portfolio holdings for Endeavor Series Trust for the six month period ended June 30, 1999. It was a historical time to be an investor as the Dow Jones Industrial Average(SM) (the "DJIA") surged past the 10,000 point mark.

I mentioned in my last report that it is our philosophy to offer you "well-balanced, diversified investment portfolios, utilizing different investment styles, managed by specialized investment firms." This philosophy paid off during the last six months as large cap growth stocks continued to be the market leaders through the first quarter. Then the market seemed to question the sanity of the ever-rising valuations in the growth sectors and began to shift into other segments of the market. For the first time in many quarters, value stocks, small cap stocks and emerging markets stocks outperformed growth stocks during the second quarter. This shift is reflected in the improved performance numbers for T. Rowe Price Equity Income, Dreyfus Small Cap Value and Endeavor Select 50 Portfolios for the period.

The six month period ended June 30, 1999 was an up market for all stock indices:
DJIA +19.5%; S&P 500 +11.7%; NASDAQ Comp +22.5%; Russell 2000 +8.5%; MSCI EAFE
+3.3%. It was a flat or negative period for fixed income investments, as interest rates rose and bond prices declined.

Looking forward -- what do we see?

We do not believe that growth stocks are finished, but a "breather" would be healthy. The "reversion to the mean" theme that you are hearing about in the press is descriptive of what happened during the second quarter. It would say that, over the long term, value and growth stocks will each have their day as well as domestic and international stocks. It would also suggest that we should not expect the US market to keep up the pace it has set for itself. The long-term annual return for stocks has historically been in the 10-12% range. We have experienced 20% plus returns for an unprecedented four consecutive years. As illustrated in the chart, passing a DJIA thousand-point milestone has become increasingly frequent news.

--------------------------------------------------------------------------------
                                DOW MILESTONES
--------------------------------------------------------------------------------
 1,000-2,000  --------------------------------------------------------- 15 years
              ---------------------------------------------------------

 2,000-3,000  -------------------- 4 years
              --------------------

 3,000-4,000  -------------------- 4 years
              --------------------

 4,000-5,000  --- 9 months
              ---

 5,000-6,000  ----- 12 months
              -----

 6,000-7,000  -- 3 months
              --

 7,000-8,000  -- 5 months
              --

 8,000-9,000  --- 9 months
              ---

 9,000-10,000 ----- 12 months
              -----

10,000-11,000 - 1 month
--------------------------------------------------------------------------------
                                               Source: Bloomberg Financial, Inc.

Our conclusion is that we are living in a very special time in financial markets history. Interest rates and inflation are low; corporate profits are strong; exciting, new technology is being created daily that is reshaping our world; and demographic trends support continued growth. We suggest that investing should be approached as a journey and not a race. It takes time and it takes a plan-time to ride out the swells along the way and a plan to keep your course fixed in ever-changing conditions. As was evidenced during the second quarter, diversification is your friend when the winds change quickly.

We are very proud to report the addition of the Endeavor Janus Growth Portfolio to Endeavor Series Trust. Both Janus and its portfolio managers, Scott Schoelzel and Ed Keely, are icons in the domestic, large cap growth arena.

I would also like to take this opportunity to talk to you about Y2K. By the time you read the annual report in late February 2000, it will be behind us. I want to personally assure you that we are confidently expecting "business as usual" next January. The officers and Board of Trustees of Endeavor Series Trust have been monitoring and evaluating the Y2K readiness of our management sub-advisers, custodian, administrator and all other members of the Endeavor Series Trust team. We are confident that we are ready for the new millenium.

Thank you for your confidence in us and your continued support.

Sincerely,


/s/ Vincent (VJ) McGuinness, Jr.


Vincent (VJ) McGuinness, Jr.
President
Endeavor Series Trust

 Portfolio of Investments

                             Endeavor Series Trust

                       Dreyfus Small Cap Value Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCK -- 96.4%
  Aerospace and Defense -- 0.8%
      81,500 DONCASTERS Plc, Sponsored ADR+......................   $  1,426,250
       1,400 TriStar Aerospace Company+..........................         11,550
                                                                    ------------
                                                                       1,437,800
                                                                    ------------

  Auto Parts and Equipment -- 2.9%
      38,800 Arvin Industries, Inc. .............................      1,469,550
      45,200 Discount Auto Parts, Inc.+..........................      1,090,450
      36,500 Dura Automotive Systems, Inc.+......................      1,213,625
      74,700 Wabash National Corporation.........................      1,447,312
                                                                    ------------
                                                                       5,220,937
                                                                    ------------

  Building and Construction -- 0.5%
      64,800 Chicago Bridge & Iron Company N.V., NY Shares.......        903,150
                                                                    ------------

  Chemicals -- 4.2%
      88,800 Arch Chemicals, Inc.+...............................      2,158,950
      81,000 Geon Company........................................      2,612,250
      61,000 M. A. Hanna Company.................................      1,002,687
     119,900 RPM, Inc. ..........................................      1,701,081
      24,300 Wellman, Inc. ......................................        387,281
                                                                    ------------
                                                                       7,862,249
                                                                    ------------

  Computers -- 2.6%
     168,700 HMT Technology Corporation+.........................        421,750
     325,300 Maxtor Corporation+.................................      1,636,666
      94,200 Sequent Computer Systems, Inc.+.....................      1,672,050
     105,600 Technology Solutions Company+.......................      1,141,800
                                                                    ------------
                                                                       4,872,266
                                                                    ------------

  Computer Service and Software -- 13.7%
      90,400 Ardent Software, Inc.+..............................      1,921,000
      79,300 Autodesk, Inc. .....................................      2,344,306
      34,600 Avid Technology, Inc.+..............................        557,925
      48,000 BARRA, Inc.+........................................      1,212,000
     111,100 Cadence Design Systems, Inc.+.......................      1,416,525
      85,300 Cambridge Technology Partners, Inc.+................      1,498,081
     427,100 Corel Corporation+..................................      1,655,012
      56,500 GT Interactive Software Corporation+................        197,750
      86,200 Harbinger Corporation+..............................      1,077,500
     123,400 Hyperion Solutions Corporation+.....................      2,198,062
     181,900 In Focus Systems, Inc.+.............................      2,728,500
      13,200 InaCom Corporation+.................................        166,650
      96,100 JDA Software Group, Inc.+...........................        894,931
     109,900 Parametric Technology Corporation+..................      1,524,863
      39,200 Project Software & Development, Inc.+...............      1,225,000
      48,700 SAGA Systems, Inc.+.................................        620,925

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

      27,500 Sterling Software, Inc.+............................   $    733,906
     260,100 Sybase, Inc.+.......................................      2,861,100
                                                                    ------------
                                                                      24,834,036
                                                                    ------------

  Containers -- 0.8%
     181,800 Gaylord Container Corporation, Class A+.............      1,443,037
                                                                    ------------

  Electronics -- 12.7%
      71,200 Alliance Semiconductor Corporation+.................        707,550
      12,300 Amkor Technology, Inc.+.............................        126,075
      30,000 Cohu, Inc. .........................................      1,061,250
     196,600 Cypress Semiconductor Corporation+..................      3,243,900
      53,200 Electroglas, Inc.+..................................      1,064,000
      59,600 Etec Systems, Inc.+.................................      1,981,700
      57,200 FSI International, Inc.+............................        475,475
      17,800 Harman International Industries, Inc. ..............        783,200
     190,500 Integrated Device Technology, Inc.+.................      2,071,687
     230,000 International Rectifier Corporation+................      3,061,875
      67,800 Lam Research Corporation+...........................      3,165,412
      19,100 Sensormatic Electronics Corporation+................        266,206
      54,400 Silicon Valley Group, Inc.+.........................        914,600
      61,800 Sterling Commerce, Inc.+............................      2,255,700
      23,300 Trimble Navigation, Ltd.+...........................        299,987
     100,400 Varian Semiconductor Equipment Associates, Inc.+....      1,706,800
                                                                    ------------
                                                                      23,185,417
                                                                    ------------

  Entertainment and Leisure -- 2.7%
     111,000 Boyd Gaming Corporation+............................        777,000
     135,500 Callaway Golf Company...............................      1,981,687
     233,200 Park Place Entertainment Corporation+...............      2,259,125
                                                                    ------------
                                                                       5,017,812
                                                                    ------------

  Financial Services -- 1.6%
      26,600 Affiliated Managers Group, Inc.+....................        802,987
     111,300 ARM Financial Group, Inc., Class A..................        946,050
      43,200 Heller Financial, Inc. .............................      1,201,500
                                                                    ------------
                                                                       2,950,537
                                                                    ------------

  Food Production -- 0.9%
      85,500 International Home Foods, Inc.+.....................      1,576,406
                                                                    ------------

  Health Care -- 0.5%
      78,800 AmeriPath, Inc.+....................................        679,650
      24,500 Herbalife International, Inc., Class B..............        211,312
                                                                    ------------
                                                                         890,962
                                                                    ------------


                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                       Dreyfus Small Cap Value Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCK -- (Continued)
  Insurance -- 2.8%
      75,000 Everest Reinsurance Holdings, Inc. .................   $  2,446,875
      56,200 MONY Group, Inc.+...................................      1,833,525
      28,600 SCPIE Holdings, Inc. ...............................        933,075
                                                                    ------------
                                                                       5,213,475
                                                                    ------------

  Manufacturing -- 5.1%
      47,000 Intermet Corporation................................        710,875
      72,200 Millipore Corporation...............................      2,928,612
      16,000 Nordson Corporation.................................        980,000
      47,400 OmniQuip International, Inc. .......................        373,275
      38,600 Polaris Industries, Inc. ...........................      1,679,100
      24,100 Toro Company........................................        948,938
      35,800 UCAR International, Inc.+...........................        903,950
         400 U.S. Industries, Inc. ..............................          6,800
      38,600 Wolverine Tube, Inc.+...............................        969,825
                                                                    ------------
                                                                       9,501,375
                                                                    ------------
  Media and Communications -- 2.2%
     252,800 Paging Network, Inc.+...............................      1,216,600
      47,000 Snyder Communications, Inc. ........................      1,539,250
         200 StarMedia Network, Inc.+............................         12,825
      42,000 True North Communications, Inc. ....................      1,260,000
                                                                    ------------
                                                                       4,028,675
                                                                    ------------

  Medical and Scientific Supplies -- 5.5%
     101,200 Bergen Brunswig Corporation, Class A................      1,745,700
      13,000 ESC Medical Systems, Ltd.+..........................         82,875
      52,700 Ocular Sciences, Inc.+..............................        915,662
      98,200 Quest Diagnostics, Inc.+............................      2,688,225
      76,400 Spacelabs Medical, Inc.+............................      1,442,050
     110,800 Varian, Inc.+.......................................      1,495,800
      41,400 West Pharmaceutical Services, Inc. .................      1,624,950
                                                                    ------------
                                                                       9,995,262
                                                                    ------------

  Oil and Gas -- 8.8%
      40,900 BJ Services Company+................................      1,203,994
      82,700 EEX Corporation.....................................        573,731
      90,200 Houston Exploration Company+........................      1,708,163
     113,700 Newpark Resources, Inc.+............................      1,009,088
      60,600 Noble Affiliates, Inc. .............................      1,708,163
     268,800 Ocean Energy, Inc.+.................................      2,587,200
     143,800 Range Resources Corporation.........................        880,775
      65,400 Santa Fe International..............................      1,504,200
     342,600 Santa Fe Snyder Corporation+........................      2,612,325
      80,200 Tesoro Petroleum Corporation+.......................      1,278,188
      18,900 Titan Exploration, Inc.+............................         94,500
      32,500 Transocean Offshore, Inc. ..........................        853,125
                                                                    ------------
                                                                      16,013,452
                                                                    ------------

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

  Other -- 0.8%
      47,500 Applied Industrial Technologies, Inc. ..............   $    902,500
      30,300 Watsco, Inc. .......................................        496,162
                                                                    ------------
                                                                       1,398,662
                                                                    ------------

  Paper and Paper Products -- 1.4%
      38,300 Chesapeake Corporation..............................      1,433,856
      32,000 Jefferson Smurfit Group, Plc, Sponsored ADR.........        754,000
      17,000 Rock-Tenn Company, Class A..........................        283,688
                                                                    ------------
                                                                       2,471,544
                                                                    ------------

  Publishing -- 3.7%
      89,300 Bowne & Company, Inc. ..............................      1,160,900
      21,600 Harcourt General, Inc. .............................      1,113,750
      36,800 Houghton Mifflin Company............................      1,731,900
     187,700 Ziff-Davis, Inc. - ZD+..............................      2,897,619
                                                                    ------------
                                                                       6,904,169
                                                                    ------------
  Restaurants -- 0.3%
      27,200 Bob Evans Farms, Inc. ..............................        540,600
                                                                    ------------

  Retail -- 12.3%
      43,800 Bon-Ton Stores, Inc.+...............................        281,963
     100,800 Brown Shoe Company, Inc. ...........................      2,192,400
     123,900 Burlington Coat Factory Warehouse Corporation.......      2,392,819
      75,500 Elder-Beerman Stores Corporation+...................        552,094
      64,800 Finlay Enterprises, Inc.+...........................        866,700
      75,600 General Nutrition Companies, Inc.+..................      1,762,425
      90,700 Micro Warehouse, Inc.+..............................      1,621,263
     193,800 Musicland Stores Corporation+.......................      1,719,975
      49,400 Neiman Marcus Group, Inc. ..........................      1,268,963
     154,800 OfficeMax, Inc.+....................................      1,857,600
     225,300 Pier 1 Imports, Inc. ...............................      2,534,625
      65,400 Saks, Inc.+.........................................      1,888,425
     333,700 Venator Group, Inc. ................................      3,482,994
                                                                    ------------
                                                                      22,422,246
                                                                    ------------

  Services -- 1.5%
      50,200 NFO Worldwide, Inc.+................................        702,800
      57,400 Renaissance Worldwide, Inc.+........................        457,406
      26,800 StaffMark, Inc.+....................................        268,838
      93,400 Stewart Enterprises, Inc., Class A..................      1,360,138
                                                                    ------------
                                                                       2,789,182
                                                                    ------------

  Steel Production -- 1.3%
     174,800 Armco, Inc.+........................................      1,158,050
     160,200 Bethlehem Steel Corporation+........................      1,231,538
                                                                    ------------
                                                                       2,389,588
                                                                    ------------

  Technology -- 1.4%
      64,600 Tech Data Corporation+..............................      2,470,950
                                                                    ------------


                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                       Dreyfus Small Cap Value Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCK -- (Continued)
  Textiles and Apparel -- 2.1%
      48,300 Burlington Industries, Inc.+........................   $    437,719
      42,900 Maxwell Shoe Company, Inc., Class A+................        388,781
      93,100 Nautica Enterprises, Inc.+..........................      1,571,063
      10,800 Unifi, Inc.+........................................        229,500
      87,300 Wolverine World Wide, Inc. .........................      1,222,200
                                                                    ------------
                                                                       3,849,263
                                                                    ------------

  Transportation -- 2.4%
      99,000 Arkansas Best Corporation...........................        983,813
      70,800 Kitty Hawk, Inc.+...................................        557,550
      17,200 Knightsbridge Tankers, Ltd. ........................        301,000
     144,400 Yellow Corporation..................................      2,563,100
                                                                    ------------
                                                                       4,405,463
                                                                    ------------

  Waste Disposal -- 0.9%
      92,925 Safety-Kleen Corporation............................      1,684,266
                                                                    ------------

             Total Common Stock
              (Cost $160,287,797)................................    176,272,781
                                                                    ------------

TOTAL INVESTMENTS
 (Cost $160,287,797*)......................................  96.4%   176,272,781
OTHER ASSETS AND LIABILITIES (Net).........................   3.6%     2,464,464
                                                            ------  ------------
NET ASSETS................................................. 100.0%  $178,737,245
                                                            ======  ============

-----------
  * Aggregate cost for federal tax purposes.
  + Non-income producing security.

Abbreviation:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                  Dreyfus U.S. Government Securities Portfolio

                           June 30, 1999 (Unaudited)

  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------

 AGENCY SECURITIES -- 27.5%
  Federal Home Loan Bank (FHLB) -- 6.2%
             FHLB:
 $   550,000 5.590% due 01/05/2001................................   $   548,537
   5,000,000 5.910% due 03/09/2005................................     4,899,200
                                                                     -----------
                                                                       5,447,737
                                                                     -----------

  Federal Home Loan Mortgage Corporation (FHLMC) -- 0.3%
             FHLMC Gold:
     110,387 9.500% due 07/25/2022................................       118,423
     135,775 9.500% due 12/01/2022................................       145,787
                                                                     -----------
                                                                         264,210
                                                                     -----------

  Financing Corporation (FICO) -- 1.8%
   1,876,000 FICO Debentures, Zero Coupon due 11/11/2001+.........     1,614,279
                                                                     -----------

  Government National Mortgage Association (GNMA) -- 8.5%
             GNMA:
     166,006 8.000% due 07/15/2017................................       172,334
     113,075 8.500% due 12/15/2021................................       118,855
     172,000 9.000% due 12/15/2021................................       183,287
     184,878 7.000% due 11/15/2023................................       183,549
     282,469 7.500% due 12/15/2023................................       286,175
     265,260 8.000% due 06/15/2027................................       273,218
     264,915 8.000% due 07/15/2027................................       272,863
   1,158,113 8.000% due 08/15/2027................................     1,192,856
   5,000,000 6.500% due 07/01/2029................................     4,808,600
                                                                     -----------
                                                                       7,491,737
                                                                     -----------

  Small Business Administration (SBA) -- 4.7%
             SBA:
     955,388 7.300% due 05/01/2017................................       968,824
     877,272 6.300% due 05/01/2018................................       846,019
     984,063 5.500% due 10/01/2018................................       903,800
   1,476,176 5.800% due 12/01/2018................................     1,376,996
                                                                     -----------
                                                                       4,095,639
                                                                     -----------

  Student Loan Marketing Association (SLMA) -- 3.1%
             SLMA,
  12,360,000 Zero Coupon due 10/03/2022+..........................     2,694,109
                                                                     -----------

  Tennessee Valley Authority (TVA) -- 2.9%
             TVA, Debentures:
     625,000 8.375 % due 10/01/1999...............................       629,394
   2,082,660 3.375 % due 01/15/2007...............................     1,938,165
                                                                     -----------
                                                                       2,567,559
                                                                     -----------
             Total Agency Securities
              (Cost $25,163,234)..................................    24,175,270
                                                                     -----------

  Principal                                                            Value
   Amount                                                            (Note 1)
  ---------                                                         -----------

 CORPORATE FIXED INCOME SECURITIES -- 22.3%
  Chemicals -- 2.3%
 $ 2,000,000 ICI Wilmington, Company Guarantee,
              6.950% due 09/15/2004..............................   $ 1,995,246
                                                                    -----------

  Communications -- 6.5%
   3,000,000 British Sky Broadcasting, Company Guarantee, Yankee,
              6.875% due 02/23/2009..............................     2,736,930
   3,000,000 Qwest Communications International, Senior Notes,
              7.500% due 11/01/2008..............................     2,999,640
                                                                    -----------
                                                                      5,736,570
                                                                    -----------

  Financial Services -- 2.6%
   2,500,000 National Rural Utilities, Collateral Trust,
              5.700% due 01/15/2010..............................     2,283,550
                                                                    -----------

  Forestry -- 0.3%
     250,000 Tembec Industries, Inc., Company Guarantee, Yankee,
              8.625% due 06/30/2009..............................       248,750
                                                                    -----------

  Insurance -- 1.9%
   1,625,000 Marsh & McLennan Companies, Inc., Senior Notes,
              7.125% due 06/15/2009..............................     1,632,816
                                                                    -----------

  Manufacturing -- 1.1%
   1,000,000 Tyco International Group S.A., Company Guarantee,
              Yankee, 7.000% due 06/15/2028......................       928,570
                                                                    -----------

  Oil and Gas -- 5.5%
     800,000 CMS Panhandle Holding Company, Senior Notes,
              7.000% due 07/15/2029++............................       739,310
   1,200,000 Conoco, Inc., Senior Notes,
              6.950% due 04/15/2029..............................     1,123,464
      30,000 Norcen Energy Resources, Debentures,
              7.375% due 05/15/2006..............................        29,337
   2,000,000 Occidental Petroleum, Senior Notes,
              8.450% due 02/15/2029..............................     2,092,880
   1,000,000 Petro Geo-Services ASA, Senior Notes, Yankee,
              7.125% due 03/30/2028..............................       895,550
                                                                    -----------
                                                                      4,880,541
                                                                    -----------

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                 Dreyfus U.S. Government Securities Portfolio

                           June 30, 1999 (Unaudited)

  Principal                                                              Value
   Amount                                                              (Note 1)
  ---------                                                           -----------

 CORPORATE FIXED INCOME SECURITIES (Continued)
  Paper and Paper Related Products -- 2.1%
 $ 2,000,000 International Paper Company, Debentures,
              6.875% due 04/15/2029..............................     $ 1,838,820
                                                                      -----------

             Total Corporate Fixed Income Securities
              (Cost $20,162,135).................................      19,544,863
                                                                      -----------

 MORTGAGE-BACKED SECURITIES -- 12.6%
  Federal National Mortgage Association (FNMA) -- 12.6%
             FNMA:
   2,500,000 5.100% due 09/25/2000...............................       2,483,975
   2,000,000 5.625% due 03/15/2001...............................       1,996,560
      82,043 7.000% due 08/01/2003...............................          82,575
     131,020 7.500% due 06/01/2009...............................         133,517
     640,945 6.500% due 02/01/2013...............................         632,529
     429,269 6.500% due 03/01/2013...............................         423,633
     748,776 6.000% due 08/01/2013...............................         724,673
   3,192,131 6.000% due 11/01/2013...............................       3,089,376
     910,031 6.000% due 12/01/2013...............................         880,737
      43,434 7.000% due 07/01/2022...............................          43,145
     115,283 7.000% due 07/01/2023...............................         114,419
     179,914 6.500% due 02/01/2026...............................         174,234
     147,215 7.000% due 09/01/2026...............................         145,880
                                                                      -----------
                                                                       10,925,253
                                                                      -----------

             Total Mortgage-Backed Securities (Cost
              $11,140,205).......................................      10,925,253
                                                                      -----------

   Shares
   ------
 OPTIONS -- 0.0%# (Cost $207,188)
         850 10 Year U.S. Treasury note calls....................           5,610
                                                                      -----------

  Principal                                                              Value
   Amount                                                              (Note 1)
  ---------                                                           -----------

 U.S. TREASURY OBLIGATIONS -- 42.7%
  Strip -- 0.8%
 $ 1,300,000 11.750% due 11/15/2009/\+.............................    $   683,172
                                                                      -----------

  U.S. Treasury Bond -- 4.0%
   2,500,000 12.000% due 08/15/2013...............................      3,510,150
                                                                      -----------

  U.S. Treasury Notes -- 37.9%
     500,000 6.375% due 08/15/2002................................        510,080
   5,000,000 5.250% due 05/15/2004................................      4,913,300
   2,200,000 6.875% due 05/15/2006................................      2,316,182
  26,200,000 5.500% due 05/15/2009................................     25,593,994
                                                                      -----------
                                                                       33,333,556
                                                                      -----------

             Total U.S. Treasury Obligations
              (Cost $37,710,827)..................................     37,526,878
                                                                      -----------

TOTAL INVESTMENTS
 (Cost $94,383,589*)........................................ 105.1%    92,177,874
OTHER ASSETS & LIABILITIES (Net)............................ (5.1)%    (4,156,396)
                                                             ------   -----------
NET ASSETS.................................................. 100.0%   $88,021,478
                                                             ======   ===========

-----------
  * Aggregate cost for federal tax purposes.
 /\ Zero coupon security as of June 30, 1999. The coupon shown is the step-up rate.
  + Non-income producing securities.
 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  # Amount represents less than 0.1%.

Abbreviations:
Gold -- Payments are on an accelerated 45-day payment cycle instead of 75-day payment cycle.

                      See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                       Endeavor Enhanced Index Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------


 COMMON STOCK -- 97.4%
  Basic Industry -- 3.1%
       2,900 Alcan Aluminum, Ltd. ...............................   $     92,619
       7,500 Alcoa, Inc. ........................................        464,063
       5,700 Allegheny Teledyne, Inc. ...........................        128,963
         800 Bowater, Inc. ......................................         37,800
       6,600 Dow Chemical Company................................        837,375
       3,700 Fort James Corporation..............................        140,137
       2,600 Freeport-McMoRan Copper & Gold Inc., Class A+.......         43,550
       5,600 Freeport-McMoRan Copper & Gold Inc., Class B+.......        100,450
       4,100 IMC Global, Inc. ...................................         72,263
       6,700 International Paper Company.........................        338,350
       4,100 Lyondell Chemical Company...........................         84,563
       4,800 PPG Industries, Inc. ...............................        283,500
       7,700 Rohm and Haas Company...............................        330,137
       4,400 Smurfit-Stone Container Corporation+................         90,475
       3,300 Solutia, Inc. ......................................         70,331
         900 Temple-Inland, Inc. ................................         61,425
       3,900 Union Carbide Corporation...........................        190,125
         800 USG Corporation.....................................         44,800
                                                                    ------------
                                                                       3,410,926
                                                                    ------------

  Capital Goods -- 1.3%
       2,400 Cooper Industries, Inc. ............................        124,800
       5,200 Deere & Company.....................................        206,050
       1,900 Dover Corporation...................................         66,500
       1,600 Eaton Corporation...................................        147,200
       9,400 Emerson Electric Company............................        591,025
       2,100 Grainger (W.W.), Inc. ..............................        113,006
       1,100 Hubbell, Inc., Class B..............................         49,912
       1,700 PACCAR, Inc. .......................................         90,737
       1,000 Parker-Hannifin Corporation.........................         45,750
                                                                    ------------
                                                                       1,434,980
                                                                    ------------

  Consumer Staples -- 7.2%
       4,300 Bestfoods...........................................        212,850
         700 Clorox Company......................................         74,769
      21,100 Coca-Cola Company...................................      1,318,750
         100 General Mills, Inc. ................................          8,038
      10,000 Gillette Company....................................        410,000
       5,500 Heinz (H.J.) Company................................        275,688
       1,700 Hershey Foods Corporation...........................        100,938
       7,300 Kimberly-Clark Corporation..........................        416,100
       2,400 Pepsi Bottling Group, Inc. .........................         55,350
      22,600 PepsiCo, Inc. ......................................        874,338
      35,700 Philip Morris Companies, Inc. ......................      1,434,694
      18,800 Proctor & Gamble Company............................      1,677,900
       4,900 Ralston-Ralston Purina Group........................        149,144
      10,900 Sara Lee Corporation................................        247,294
       8,900 Unilever NV, NY Shares..............................        620,815
                                                                    ------------
                                                                       7,876,668
                                                                    ------------

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

  Cyclical -- 2.4%
       1,500 Cooper Tire & Rubber Company........................   $     35,437
       4,400 Dana Corporation....................................        202,675
      13,500 Delphi Automotive Systems Corporation+..............        250,600
       5,900 Ford Motor Company..................................        332,981
       1,000 Furniture Brands International, Inc.+...............         27,875
       9,000 General Motors Corporation..........................        594,000
       4,600 Genuine Parts Company...............................        161,000
       4,100 Goodyear Tire & Rubber Company......................        241,131
       2,800 Jones Apparel Group, Inc.+..........................         96,079
       1,700 Lear Corporation+...................................         84,575
       5,200 Leggett & Platt, Inc. ..............................        144,625
      10,100 Mattel, Inc. .......................................        267,019
       1,300 Owens Corning, Inc. ................................         44,688
         800 Reebok International, Ltd.  ........................         14,900
       4,400 Sherwin-Williams Company............................        122,100
                                                                    ------------
                                                                       2,619,685
                                                                    ------------

  Diversified -- 7.5%
      10,600 AlliedSignal, Inc. .................................        667,800
      19,100 Boeing Company......................................        843,981
         900 Coltec Industries, Inc.+............................         19,519
       8,700 Eastman Kodak Company...............................        589,425
       1,000 Fruit of the Loom, Inc.+............................          9,750
      20,800 General Electric Company............................      2,350,400
       2,500 Harris Corporation..................................         97,969
       2,300 ITT Industries, Inc. ...............................         87,688
       9,600 Lockheed Martin Corporation.........................        357,600
         600 National Services Industries, Inc. .................         21,600
       3,500 Raytheon Company, Class A...........................        241,062
         300 Sensormatic Electronics Corporation+................          4,181
       2,900 Symbolic Technologies, Inc. ........................        106,938
       5,400 Tenneco, Inc. ......................................        128,925
      13,499 Tyco International, Ltd. ...........................      1,279,030
         700 Unifi, Inc. ........................................         14,875
      15,200 Waste Management, Inc. .............................        817,000
       9,700 Xerox Corporation...................................        572,906
                                                                    ------------
                                                                       8,210,649
                                                                    ------------

  Drugs -- 9.2%
      11,100 ALZA Corporation+...................................        564,712
      28,700 American Home Products Corporation..................      1,650,250
       8,700 Amgen, Inc.+........................................        529,612
      30,400 Bristol-Myers Squibb Company........................      2,141,300
       1,900 Chiron Corporation+.................................         39,425
       6,300 Forest Laboratories, Inc.+..........................        291,375
       5,100 Genzyme Corporation (General Division)+.............        247,350
       1,300 Johnson & Johnson...................................        127,400
      21,000 Lilly (Eli) and Company.............................      1,504,125
       2,900 MedImmune, Inc.+....................................        196,475

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                       Endeavor Enhanced Index Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


 COMMON STOCK -- (Continued)
  Drugs -- (Continued)
      7,100 Merck & Company, Inc. ...............................   $    525,400
     17,900 Monsanto Company.....................................        705,931
      2,400 Pfizer, Inc. ........................................        263,400
     18,000 Warner-Lambert Company...............................      1,248,750
      2,600 Watson Pharmaceuticals, Inc.+........................         91,163
                                                                    ------------
                                                                      10,126,668
                                                                    ------------

  Energy -- 5.8%
      2,800 Chevron Corporation..................................        266,525
      2,300 Conoco, Inc., Class A................................         64,112
        600 Cooper Cameron Corporation+..........................         22,238
        900 Diamond Offshore Drilling, Inc. .....................         25,537
      2,500 ENSCO International, Inc. ...........................         49,844
     28,500 Exxon Corporation....................................      2,198,062
      3,000 Global Marine, Inc. .................................         46,312
        100 Input/Output, Inc.+..................................            756
     12,300 Mobil Corporation....................................      1,217,700
      3,400 Phillips Petroleum Company...........................        171,062
      3,500 R & B Falcon Corporation+............................         32,812
     27,500 Royal Dutch Petroleum Company, NY Shares.............      1,656,875
        700 Smith International, Inc. ...........................         30,406
      7,300 Texaco, Inc. ........................................        456,250
      3,700 Tosco Corporation....................................         95,969
      1,200 Ultramar Diamond Shamrock Corporation................         26,175
        500 Valero Energy Corporation............................         10,719
                                                                    ------------
                                                                       6,371,354
                                                                    ------------

  Financial Services -- 12.0%
      4,000 American Express Company.............................        520,500
        200 AMRESCO, Inc. .......................................          1,288
        900 Associated Banc Corporation..........................         37,350
     10,500 Associates First Capital Corporation, Class A........        465,281
      1,200 Astoria Financial Corporation........................         52,725
        600 BancWest Corporation.................................         22,275
     10,400 BankBoston Corporation...............................        531,700
     26,700 Bank of America Corporation..........................      1,957,444
        100 Bank One Corporation.................................          5,956
      1,600 Bear Stearns Companies, Inc. ........................         74,800
      2,600 Charter One Financial, Inc. .........................         72,312
      1,100 CIT Group, Inc., Class A.............................         31,763
     48,400 Citigroup, Inc. .....................................      2,299,000
        400 Colonial BancGroup, Inc. ............................          5,575
        800 Commerce Bancshares, Inc. ...........................         32,200
        400 Commercial Federal Corporation.......................          9,275
      1,600 Compass Bancshares, Inc. ............................         43,600
      1,600 Dime Bancorp, Inc. ..................................         32,200
     11,500 Federal National Mortgage Association................        786,313
        900 FINOVA Group, Inc. ..................................         47,362

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


      3,400 First American Corporation...........................   $    141,313
      1,200 First Merit Corporation..............................         33,675
     14,200 First Union Corporation..............................        667,400
      2,900 Franklin Resources, Inc. ............................        117,812
        900 Golden West Financial Corporation....................         88,200
      6,200 Goldman Sachs Group, Inc.+...........................        447,950
      1,500 GreenPoint Financial Corporation.....................         49,219
      2,100 Hibernia Corporation, Class A........................         32,944
      6,800 Household International, Inc. .......................        322,150
      2,600 Huntington Bancshares, Inc. .........................         91,000
      6,700 KeyCorp..............................................        215,238
      1,100 Lehman Brothers Holdings, Inc. ......................         68,475
      4,100 Mellon Bank Corporation..............................        149,137
      1,000 Mercantile Bankshares Corporation....................         35,375
      5,400 Merrill Lynch & Company..............................        431,663
      2,000 Morgan Stanley Dean Witter & Company.................        205,000
        100 M & T Bank Corporation...............................         55,000
        300 National City Corporation............................         19,650
        400 National Commerce Bancorporation.....................          8,750
      2,000 North Fork Bancorporation, Inc. .....................         42,625
        300 Ocwen Financial Corporation+.........................          2,662
        800 Pacific Century Financial Corporation................         17,250
      2,100 Paine Webber Group, Inc. ............................         98,175
      1,200 Peoples Heritage Financial Group, Inc. ..............         22,575
      4,400 PNC Bank Corporation.................................        253,550
        300 Provident Financial Group, Inc. .....................         13,125
      3,000 Regions Financial Corporation........................        115,312
      2,300 SouthTrust Corporation...............................         88,262
      3,800 Sovereign Bancorp, Inc. .............................         46,075
      2,400 Summit Bancorp.......................................        100,350
      4,600 SunTrust Banks, Inc. ................................        319,412
      1,300 TCF Financial Corporation............................         36,237
      2,000 Union Planters Corporation...........................         89,375
     10,600 U.S. Bancorp.........................................        360,400
        100 Waddell & Reed Financial, Inc. ......................          2,744
        200 Washington Federal, Inc. ............................          4,487
      8,600 Washington Mutual, Inc. .............................        304,225
     23,700 Wells Fargo Company..................................      1,013,175
        400 Wilmington Trust Corporation.........................         22,950
                                                                    ------------
                                                                      13,161,836
                                                                    ------------

  Health Services -- 1.9%
      3,300 Aetna, Inc. .........................................        295,144
      4,700 CIGNA Corporation....................................        418,300
     12,700 Columbia/HCA Healthcare Corporation..................        289,719
        913 Genzyme Surgical Products+...........................          4,023
      2,600 HCR Manor Care, Inc.+................................         62,888

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                       Endeavor Enhanced Index Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


 COMMON STOCK -- (Continued)
  Health Services -- (Continued)
      5,800 Health Management Associates, Inc.+..................   $     65,250
      9,500 HEALTHSOUTH Corporation+.............................        141,906
      3,600 Humana, Inc. ........................................         46,575
          1 LifePoint Hospitals, Inc.+...........................              7
      1,400 Medtronic, Inc. .....................................        109,025
        600 PacifiCare Health Systems, Inc.+.....................         43,162
      1,200 PE Corporation-PE Biosystems Group...................        137,700
      7,100 Tenet Healthcare Corporation+........................        131,794
          1 Triad Hospitals, Inc.+...............................              7
      3,200 United HealthCare Corporation........................        200,400
      1,500 Wellpoint Health Networks, Inc.+.....................        127,312
                                                                    ------------
                                                                       2,073,212
                                                                    ------------

  Insurance -- 3.0%
     21,100 Allstate Corporation.................................        756,963
      1,800 AMBAC Financial Group, Inc. .........................        102,825
      2,700 American International Group, Inc. ..................        316,069
      6,600 Aon Corporation......................................        272,250
      3,800 Chubb Corporation....................................        264,100
      2,400 Equitable Companies, Inc. ...........................        160,800
        300 Financial Security Assurance Holdings, Ltd. .........         15,600
        800 Fremont General Corporation..........................         15,100
      6,900 Marsh & McLennan Companies, Inc. ....................        520,950
      2,600 MBIA, Inc. ..........................................        168,350
      1,300 Mercury General Corporation..........................         44,200
      3,100 Provident Companies, Inc. ...........................        124,000
      5,800 St. Paul Companies, Inc. ............................        184,513
      3,400 Torchmark Corporation................................        116,025
      1,600 Travelers Property Casualty Corporation, Class A.....         62,600
      3,900 UNUM Corporation.....................................        213,525
                                                                    ------------
                                                                       3,337,870
                                                                    ------------

  Retail -- 6.2%
      2,400 Abercrombie & Fitch Company, Class A+................        115,200
      2,859 Albertson's, Inc. ...................................        147,417
      3,800 AutoZone, Inc.+......................................        114,475
      1,000 Circuit City Stores - Circuit City Group.............         93,000
        900 Corporate Express, Inc.+.............................          6,300
        500 Costco Companies, Inc.+..............................         40,031
      8,100 Dayton Hudson Corporation............................        526,500
      2,600 Dillards, Inc., Class A..............................         91,325
      5,400 Federated Department Stores, Inc.+...................        285,862
      3,600 Gap, Inc. ...........................................        181,350

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


      1,200 General Nutrition Companies, Inc.+...................   $     27,975
      1,100 Hannaford Brothers Company...........................         58,850
      9,100 Home Depot, Inc. ....................................        586,381
     12,700 Kmart Corporation....................................        208,756
      1,100 Kroger Company.......................................         30,731
      8,350 May Department Stores Company........................        341,306
      2,600 Nordstrom, Inc. .....................................         87,100
      6,500 Penney (J.C.) Company, Inc. .........................        315,656
      9,300 Safeway, Inc.+.......................................        460,350
      8,500 Sears Roebuck & Company..............................        378,781
      8,100 TJX Companies, Inc. .................................        269,831
      6,300 Toys "R" Us, Inc.+...................................        130,331
     48,100 Wal-Mart Stores, Inc. ...............................      2,320,825
                                                                    ------------
                                                                       6,818,333
                                                                    ------------

  Services -- 6.3%
     12,900 America Online, Inc.+................................      1,425,450
      4,208 AT&T Corporation - Liberty Media Group+..............        154,644
     32,600 Cendant Corporation+.................................        668,300
     10,600 Comcast Corporation, Class A.........................        407,438
      4,900 Donnelley (R.R.) & Sons Company......................        181,606
      5,800 Equifax, Inc. .......................................        206,988
        300 Extended Stay America, Inc.+.........................          3,600
      4,600 Gannett Company, Inc. ...............................        328,325
     10,400 Hilton Hotels Corporation............................        147,550
      2,500 International Game Technology........................         46,250
      2,800 Knight Ridder, Inc. .................................        153,825
      3,100 Mandalay Resort Group+...............................         65,488
     15,200 MediaOne Group, Inc.+................................      1,130,500
      7,900 Mirage Resorts, Inc.+................................        132,325
      6,400 New York Times Company...............................        235,600
     17,300 Seagram Company, Ltd. ...............................        871,488
     11,200 Service Corporation International....................        215,600
      7,100 Starwood Hotels & Resorts Worldwide, Inc. ...........        216,994
      2,800 Times Mirror Company, Class A........................        165,900
        300 Washington Post Company, Class B.....................        161,325
                                                                    ------------
                                                                       6,919,196
                                                                    ------------

  Technology -- 19.2%
      5,000 3Com Corporation+....................................        133,438
      2,200 Apple Computer, Inc.+................................        101,888
      5,100 Applied Materials, Inc.+.............................        376,763
      7,700 Automatic Data Processing, Inc. .....................        338,800
        500 BMC Software, Inc.+..................................         27,000
     42,600 Cisco Systems, Inc.+.................................      2,747,700
      1,500 CompUSA, Inc.+.......................................         11,156
     25,500 Dell Computer Corporation+...........................        943,500
        500 DoubleClick, Inc.+...................................         45,875
        800 Electronic Arts, Inc.+...............................         43,400
      6,700 Electronic Data Systems Corporation..................        378,969

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                       Endeavor Enhanced Index Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


 COMMON STOCK -- (Continued)
  Technology -- (Continued)
     12,800 EMC Corporation+.....................................   $    704,000
        500 Exodus Communications, Inc.+.........................         59,969
      5,400 First Data Corporation...............................        264,263
      2,100 Gateway 2000, Inc.+..................................        123,900
     44,500 Intel Corporation....................................      2,647,750
     25,000 International Business Machines Corporation..........      3,231,250
     38,100 Lucent Technologies, Inc. ...........................      2,569,369
     37,500 Microsoft Corporation+...............................      3,382,031
      7,900 Motorola, Inc. ......................................        748,525
      2,200 National Semiconductor Corporation+..................         55,688
     11,000 Oracle Corporation+..................................        408,375
      2,000 Quantum Corporation+.................................         48,250
      3,200 Seagate Technology, Inc.+............................         82,000
     10,700 Sun Microsystems, Inc.+..............................        736,963
        400 Symantec Corporation+................................         10,200
      5,400 Texas Instruments, Inc. .............................        783,000
      1,300 Xilinx, Inc.+........................................         74,425
                                                                    ------------
                                                                      21,078,447
                                                                    ------------

  Telephone -- 8.9%
     17,700 Ameritech Corporation................................      1,300,950
     12,400 AT&T Corporation.....................................        692,075
     24,700 Bell Atlantic Corporation............................      1,614,762
        500 Frontier Corporation.................................         29,500
     16,000 GTE Corporation......................................      1,212,000
      5,400 Level 3 Communications, Inc.+........................        324,337
     28,700 MCI WorldCom, Inc.+..................................      2,469,994
     29,000 SBC Communications, Inc. ............................      1,682,000
      7,000 U S West, Inc. ......................................        411,250
                                                                    ------------
                                                                       9,736,868
                                                                    ------------

  Transportation -- 0.9%
      2,300 AMR Corporation......................................        156,975
      6,200 Burlington Northern Santa Fe Corporation.............        192,200
        600 CNF Transportation, Inc. ............................         23,025
      2,800 CSX Corporation......................................        126,875
      5,100 Norfolk Southern Corporation.........................        153,637
        900 Ryder System, Inc. ..................................         23,400
      3,800 Southwest Airlines Company...........................        118,275
      3,300 Union Pacific Corporation............................        192,431
        200 Wisconsin Central Transportation Corporation+........          3,775
                                                                    ------------
                                                                         990,593
                                                                    ------------

  Utilities -- 2.5%
      2,600 Allegheny Energy, Inc. ..............................         83,363
      2,500 Ameren Corporation...................................         95,938
      1,000 American Electric Power Company, Inc. ...............         37,562

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


       9,600 Central & South West Corporation....................   $    224,400
       2,900 Cinergy Corporation.................................         92,800
       2,500 CMS Energy Corporation..............................        104,687
       1,700 Columbia Energy Group...............................        106,569
       1,700 Consolidated Natural Gas Company....................        103,275
       3,200 Constellation Energy Group..........................         94,800
       4,100 Dominion Resources, Inc. ...........................        177,581
       1,800 Edison International................................         48,150
       2,600 El Paso Energy Corporation..........................         91,488
       5,200 Entergy Corporation.................................        162,500
         900 FPL Group, Inc. ....................................         49,162
         800 K N Energy, Inc. ...................................         10,700
       2,700 Nisource, Inc. .....................................         69,694
       2,800 Northeast Utilities.................................         49,525
       3,200 Northern States Power Company.......................         77,400
       1,800 Pinnacle West Capital Corporation...................         72,450
       6,900 PG&E Corporation....................................        224,250
       3,300 PP&L Resources, Inc. ...............................        101,475
       6,000 Reliant Energy, Inc. ...............................        165,750
       7,500 Southern Company....................................        198,750
       2,800 TECO Energy, Inc. ..................................         63,700
       5,900 Texas Utilities Company.............................        243,375
       1,300 USEC, Inc. .........................................         19,337
       2,400 Wisconsin Energy Corporation........................         60,150
                                                                    ------------
                                                                       2,828,831
                                                                    ------------

             Total Common Stock (Cost $92,362,883)...............    106,996,116
                                                                    ------------

  Principal
   Amount
  ---------
 U.S. TREASURY OBLIGATIONS -- 4.6%
  U.S. TREASURY BILLS:
 $ 1,167,000 5.844% due 07/15/1999#..............................      1,165,296
   3,669,000 5.119% due 07/22/1999#..............................      3,660,227
     209,000 4.233% due 08/05/1999#..............................        208,157
                                                                    ------------
             Total U.S. Treasury Obligations
              (Cost $5,033,680)..................................      5,033,680
                                                                    ------------

TOTAL INVESTMENTS (Cost $97,396,563*)...................... 102.0%   112,029,796
OTHER ASSETS AND LIABILITIES (Net)......................... (2.0)%    (2,182,324)
                                                            ------  ------------
NET ASSETS................................................. 100.0%  $109,847,472
                                                            ======  ============

-----------
  * Aggregate cost for federal tax purposes.
  + Non-income producing security.
  # Rate represents annualized yield at date of purchase.

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                      Endeavor Opportunity Value Portfolio

                           June 30, 1999 (Unaudited)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                            -----------

 COMMON STOCK -- 82.7%
  Aerospace and Defense -- 3.1%
     33,250 Boeing Company........................................   $ 1,469,234
                                                                     -----------

  Air Transportation -- 1.8%
     14,000 UAL Corporation.......................................       910,000
                                                                     -----------

  Banking -- 16.2%
     16,800 BankBoston Corporation................................       858,900
     68,625 Citigroup, Inc. ......................................     3,259,688
      2,100 M & T Bank Corporation................................     1,155,000
     57,000 Wells Fargo Company...................................     2,436,750
                                                                     -----------
                                                                       7,710,338
                                                                     -----------

  Computer Services and Software -- 6.5%
     18,500 Cadence Design Systems, Inc.+.........................       235,875
     27,500 Compaq Computer Corporation...........................       651,406
     39,500 Computer Associates International, Inc. ..............     2,172,500
                                                                     -----------
                                                                       3,059,781
                                                                     -----------

  Consumer Durables -- 2.7%
     34,000 ITT Industries, Inc. .................................     1,296,250
                                                                     -----------

  Diversified -- 1.6%
      9,000 Textron, Inc. ........................................       740,812
                                                                     -----------

  Diversified Chemicals -- 6.0%
     28,000 duPont (E.I.) de Nemours & Company....................     1,912,750
     24,600 Monsanto Company......................................       970,163
                                                                     -----------
                                                                       2,882,913
                                                                     -----------

  Drugs and Medical Products -- 2.1%
     17,000 American Home Products Corporation....................       977,500
                                                                     -----------

  Entertainment -- 2.5%
     16,300 Time Warner, Inc. ....................................     1,198,050
                                                                     -----------

  Financial Services -- 7.5%
     45,000 Freddie Mac...........................................     2,610,000
     19,600 Household International, Inc. ........................       928,550
                                                                     -----------
                                                                       3,538,550
                                                                     -----------

  Food and Beverages -- 3.2%
     35,500 Diageo Plc, Sponsored ADR.............................     1,526,500
                                                                     -----------

  Insurance -- 4.3%
     24,200 Ace, Ltd. ............................................       683,650
     24,111 XL Capital Ltd., Class A..............................     1,362,272
                                                                     -----------
                                                                       2,045,922
                                                                     -----------

  Manufacturing and Engineering -- 6.2%
     21,100 Caterpillar, Inc. ....................................     1,266,000
     19,000 Minnesota Mining & Manufacturing Company..............     1,651,813
                                                                     -----------
                                                                       2,917,813
                                                                     -----------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                            -----------

  Media -- 4.4%
       9,600 Chancellor Media Corporation+........................   $   529,200
      49,000 News Corporation (The), Ltd., Sponsored ADR..........     1,546,563
                                                                     -----------
                                                                       2,075,763
                                                                     -----------

  Paper and Paper Products -- 1.7%
      16,400 Champion International Corporation...................       785,150
                                                                     -----------

  Printing and Graphic Design -- 1.7%
      21,792 Donnelley (R.R.) & Sons Company......................       807,666
                                                                     -----------

  Restaurants -- 6.0%
      69,000 McDonald's Corporation...............................     2,850,562
                                                                     -----------

  Telecommunications -- 5.2%
      11,000 Motorola, Inc. ......................................     1,042,250
      27,000 Sprint Corporation...................................     1,425,937
                                                                     -----------
                                                                       2,468,187
                                                                     -----------
             Total Common Stock
              (Cost $34,526,170)..................................    39,260,991
                                                                     -----------

  Principal
   Amount
  ---------
 COMMERCIAL PAPER -- 8.8%
 $ 2,000,000 American Express Centurion,
              4.940% due 07/15/1999#..............................     1,996,158
   2,200,000 Ford Motor Credit Corporation,
              5.150% due 08/04/1999#..............................     2,189,299
                                                                     -----------
             Total Commercial Paper
              (Cost $4,185,457)...................................     4,185,457
                                                                     -----------

 AGENCY SECURITIES -- 8.4%
  Federal Home Loan Bank (FHLB) -- 4.2%
   1,985,000 FHLB, Discount Notes,
             4.600% due 07/01/1999#...............................     1,985,000
                                                                     -----------

  Federal National Mortgage Association (FNMA) -- 4.2%
   1,985,000 FNMA,
             4.830% due 07/19/1999#...............................     1,980,206
                                                                     -----------
             Total Agency Securities
              (Cost $3,965,206)...................................     3,965,206
                                                                     -----------

TOTAL INVESTMENTS
 (Cost $42,676,833*)........................................  99.9%   47,411,654
OTHER ASSETS AND LIABILITIES (Net)..........................   0.1%      127,935
                                                             ------  -----------
NET ASSETS.................................................. 100.0%  $47,539,589
                                                             ======  ===========

-----------
  * Aggregate cost for federal tax purposes.
  + Non-income producing security.
  # Rate represents annualized yield at date of purchase.

Abbreviations:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                        Endeavor Value Equity Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------

 COMMON STOCK -- 92.9%
  Advertising -- 2.2%
     68,200 Omnicom Group, Inc. .................................   $  5,456,000
                                                                    ------------

  Aerospace and Defense -- 3.2%
     73,000 General Dynamics Corporation.........................      5,000,500
     40,000 Raytheon Company, Class B............................      2,815,000
                                                                    ------------
                                                                       7,815,500
                                                                    ------------

  Banking -- 4.8%
    115,000 BankBoston Corporation...............................      5,879,375
    140,000 Wells Fargo Company..................................      5,985,000
                                                                    ------------
                                                                      11,864,375
                                                                    ------------

  Communications -- 3.1%
     56,000 Chancellor Media Corporation+........................      3,087,000
     86,000 Sprint Corporation...................................      4,541,875
                                                                    ------------
                                                                       7,628,875
                                                                    ------------

  Diversified -- 6.4%
     87,000 Minnesota Mining & Manufacturing Company.............      7,563,562
    100,000 Textron, Inc. .......................................      8,231,250
                                                                    ------------
                                                                      15,794,812
                                                                    ------------

  Diversified Chemicals -- 3.3%
     95,000 duPont (E.I.) de Nemours & Company...................      6,489,687
     44,000 Hercules, Inc. ......................................      1,729,750
                                                                    ------------
                                                                       8,219,437
                                                                    ------------

  Drugs and Medical Products -- 1.6%
    128,000 Becton, Dickinson & Company..........................      3,840,000
                                                                    ------------

  Electronics -- 4.7%
     66,000 Avnet, Inc. .........................................      3,069,000
     55,000 Emerson Electric Company.............................      3,458,125
     83,000 Rockwell International Corporation...................      5,042,250
                                                                    ------------
                                                                      11,569,375
                                                                    ------------

  Entertainment and Leisure -- 3.9%
     98,000 Carnival Corporation.................................      4,753,000
     70,000 SABRE Group Holdings, Inc.+..........................      4,812,500
                                                                    ------------
                                                                       9,565,500
                                                                    ------------

  Financial Services -- 12.0%
    148,500 Citigroup, Inc. .....................................      7,053,750
    220,795 Conseco, Inc. .......................................      6,720,448
    130,000 Countrywide Credit Industries, Inc. .................      5,557,500

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------

    119,000 Freddie Mac..........................................   $  6,902,000
     70,000 Household International, Inc. .......................      3,316,250
                                                                    ------------
                                                                      29,549,948
                                                                    ------------

  Food and Beverages -- 3.5%
     84,800 Diageo Plc, Sponsored ADR............................      3,646,400
    100,000 Heinz (H.J.) Company.................................      5,012,500
                                                                    ------------
                                                                       8,658,900
                                                                    ------------

  Insurance -- 17.2%
    330,000 Ace, Ltd. ...........................................      9,322,500
    110,000 AFLAC, Inc. .........................................      5,266,250
     30,450 American International Group, Inc. ..................      3,564,553
    202,000 Everest Reinsurance Holdings, Inc. ..................      6,590,250
     20,000 Markel Corporation+..................................      3,740,000
     75,000 RenaissanceRe Holdings, Ltd. ........................      2,775,000
    197,890 XL Capital Limited Class.............................     11,180,785
                                                                    ------------
                                                                      42,439,338
                                                                    ------------

  Machinery -- 3.2%
    228,000 Dover Corporation....................................      7,980,000
                                                                    ------------

  Manufacturing and Engineering -- 2.9%
    120,000 Caterpillar, Inc. ...................................      7,200,000
                                                                    ------------

  Office Supplies and Forms -- 2.0%
     80,000 Avery Dennison Corporation...........................      4,830,000
                                                                    ------------

  Printing & Publishing -- 1.5%
    100,000 Donnelley (R.R.) & Sons Company......................      3,706,250
                                                                    ------------

  Restaurants -- 2.8%
    169,000 McDonald's Corporation...............................      6,981,813
                                                                    ------------

  Retail -- 2.7%
    165,750 May Department Stores Company........................      6,775,031
                                                                    ------------

  Technology -- 6.0%
    165,000 Compaq Computer Corporation..........................      3,908,438
    198,000 Computer Association International, Inc. ............     10,890,000
                                                                    ------------
                                                                      14,798,438
                                                                    ------------

  Transportation -- 3.5%
     82,000 AMR Corporation......................................      5,596,500
    122,000 Canadian Pacific, Ltd. ..............................      2,905,125
                                                                    ------------
                                                                       8,501,625
                                                                    ------------

  Waste Treatment Systems -- 2.4%
    109,000 Waste Management, Inc. ..............................      5,858,750
                                                                    ------------
            Total Common Stock
             (Cost $163,129,959).................................    229,033,967
                                                                    ------------


                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                        Endeavor Value Equity Portfolio

                           June 30, 1999 (Unaudited)

 Principal                                                            Value
   Amount                                                            (Note 1)
 ---------                                                         ------------

 AGENCY SECURITIES -- 3.2%
 $  205,000 Federal Home Loan Bank (FHLB), 4.600% due
             07/01/1999#........................................   $    205,000
  7,780,000 Federal National Mortgage Association (FNMA),
             4.950 % due 07/21/1999#............................      7,759,124
                                                                   ------------
            Total Agency Securities
             (Cost $7,964,124)..................................      7,964,124
                                                                   ------------

 COMMERCIAL PAPER -- 4.2%
  4,854,000 American Express Credit Corporation
             4.940% due 07/15/1999#.............................      4,844,675
  5,500,000 Ford Motor Credit Corporation 5.150% due
             08/04/1999#........................................      5,473,248
                                                                   ------------
            Total Commercial Paper
             (Cost $10,317,923).................................     10,317,923
                                                                   ------------

TOTAL INVESTMENTS
 (Cost $181,412,006*)..................................... 100.3%   247,316,014
OTHER ASSETS AND LIABILITIES (Net)........................  (0.3)%     (803,323)
                                                           ------- ------------
NET ASSETS................................................ 100.0%  $246,512,691
                                                           ======= ============

-----------
  * Aggregate cost for federal tax purposes.
  + Non-income producing security.
  # Rate represents annualized yield at date of purchase.

Abbreviations:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                      Endeavor Asset Allocation Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


 COMMON STOCK -- 69.4%
  Aerospace and Defense -- 1.9%
      79,800 Gulfstream Aerospace Corporation+...................   $  5,391,488
      25,700 Litton Industries, Inc. ............................      1,843,975
                                                                    ------------
                                                                       7,235,463
                                                                    ------------

  Banking and Financial Services -- 3.2%
      36,400 American Express Company............................      4,736,550
      83,000 Bank of New York Company, Inc. .....................      3,045,062
      89,625 Citigroup, Inc. ....................................      4,257,187
                                                                    ------------
                                                                      12,038,799
                                                                    ------------

  Computer Services and Software -- 7.3%
      28,800 America Online, Inc.+...............................      3,182,400
      12,200 At Home Corporation, Series A+......................        658,038
      19,800 BMC Software, Inc.+.................................      1,069,200
      36,900 Compuware Corporation+..............................      1,173,881
       7,100 Juniper Networks, Inc.+.............................      1,057,900
     147,300 Microsoft Corporation+..............................     13,284,619
      22,500 New Era of Networks, Inc.+..........................        988,594
      63,800 Novell, Inc.+.......................................      1,690,700
      18,450 Oracle Corporation+.................................        684,956
      47,600 Quantum Corporation+................................      1,148,350
      15,300 Sun Microsystems, Inc.+.............................      1,053,788
                                                                    ------------
                                                                      25,992,426
                                                                    ------------

  Consumer Non-Durables -- 1.5%
      72,300 Philip Morris Companies, Inc. ......................      2,905,556
      34,900 Procter & Gamble Company............................      3,114,825
                                                                    ------------
                                                                       6,020,381
                                                                    ------------

  Diversified Operations -- 12.8%
          45 Berkshire Hathaway, Inc., Class A+..................      3,100,500
         310 Berkshire Hathaway, Inc., Class B+..................        694,400
     101,300 General Electric Company............................     11,446,900
      36,600 Omnicom Group, Inc. ................................      2,928,000
      41,300 Textron, Inc. ......................................      3,399,506
     173,000 Tyco International, Ltd. ...........................     16,391,750
     141,700 United Technologies Corporation.....................     10,158,119
                                                                    ------------
                                                                      48,119,175
                                                                    ------------

  Electronics -- 1.2%
      20,400 General Motors Corporation, Class H.................      1,147,500
      12,100 L-3 Communications Holdings, Inc.+..................        584,581
      12,600 Texas Instruments, Inc. ............................      1,827,000
      23,700 WESCO International, Inc.+..........................        485,850
                                                                    ------------
                                                                       4,044,931
                                                                    ------------

                                                                      Value
   Shares                                                            (Note 1)
   ------                                                          ------------


  Finance -- 0.1%
         400 E-LOAN, Inc.+......................................   $     15,425
                                                                   ------------

  Food and Beverages -- 1.0%
      21,600 Anheuser-Busch Companies, Inc. ....................      1,532,250
      43,800 Coca-Cola Enterprises, Inc. .......................      1,303,050
      39,400 Keebler Foods Company+.............................      1,196,775
                                                                   ------------
                                                                      4,032,075
                                                                   ------------

  Media and Entertainment -- 6.1%
     128,900 AT & T Corporation - Liberty Media Group, Class
              A+................................................      4,737,075
      47,600 Chancellor Media Corporation+......................      2,623,950
     121,100 Clear Channel Communications, Inc.+................      8,348,331
       1,800 MediaOne Group, Inc.+..............................        133,875
      93,600 Time Warner, Inc. .................................      6,879,600
                                                                   ------------
                                                                     22,722,831
                                                                   ------------

  Medical Services and Supplies -- 9.5%
      20,700 American Home Products Corporation.................      1,190,250
      54,700 Amgen, Inc.+.......................................      3,329,862
      87,700 Bristol-Myers Squibb Company.......................      6,177,369
      25,600 Johnson & Johnson..................................      2,508,800
      17,900 Lilly (Eli) & Company..............................      1,282,088
      89,000 Merck & Company, Inc. .............................      6,586,000
      41,600 Pfizer, Inc. ......................................      4,565,600
      19,800 Pharmacia & Upjohn, Inc. ..........................      1,124,887
      55,900 Schering-Plough Corporation........................      2,962,700
      78,800 Warner-Lambert Company.............................      5,466,750
                                                                   ------------
                                                                     35,194,306
                                                                   ------------

  Office Automation and Equipment -- 1.5%
      89,300 Pitney Bowes, Inc. ................................      5,737,525
                                                                   ------------

  Oil and Gas -- 0.3%
      13,500 Exxon Corporation..................................      1,041,187
                                                                   ------------

  Printing and Publishing -- 0.3%
      35,066 Nielsen Media Research, Inc. ......................      1,025,680
                                                                   ------------

  Retail -- 7.9%
      70,100 Abercrombie & Fitch Company, Class A+..............      3,364,800
       7,300 Best Buy Company, Inc.+............................        492,750
      26,100 Brinker International, Inc.+.......................        709,594
      66,000 CostCo Companies, Inc.+............................      5,284,125
      81,975 Gap, Inc. .........................................      4,129,491
     108,698 Home Depot, Inc. ..................................      7,004,227
      34,450 Intimate Brands, Inc. .............................      1,632,069
      87,550 Office Depot, Inc.+................................      1,931,572
     109,600 Wal-Mart Stores, Inc. .............................      5,288,200
                                                                   ------------
                                                                     29,836,828
                                                                   ------------


                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                      Endeavor Asset Allocation Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


 COMMON STOCK -- (Continued)
  Technology -- 5.4%
      36,300 Applied Materials, Inc.+............................   $  2,681,663
       8,300 CIENA Corporation+..................................        250,556
     160,350 Cisco Systems, Inc.+................................     10,342,575
     118,600 Intel Corporation...................................      7,056,700
                                                                    ------------
                                                                      20,331,494
                                                                    ------------

  Telecommunications -- 9.2%
      71,000 American Tower Corporation, Class A+................      1,704,000
      77,164 AT&T Corporation....................................      4,306,741
      59,900 Bell Atlantic Corporation...........................      3,915,963
      22,200 Comcast Corporation, Class A+.......................        795,038
     108,200 Comcast Corporation, Special Class A+...............      4,158,937
      61,900 Crown Castle International Corporation+.............      1,288,294
      36,300 Lucent Technologies, Inc. ..........................      2,447,981
      98,900 MCI WorldCom, Inc.+.................................      8,511,581
      47,500 Motorola, Inc. .....................................      4,500,625
       9,000 Uniphase Corporation+...............................      1,494,000
                                                                    ------------
                                                                      33,123,160
                                                                    ------------

  Transportation -- 0.0%
       1,800 Harley-Davidson, Inc. ..............................         97,875
                                                                    ------------

  Utilities -- 0.2%
      12,600 Montana Power Company...............................        888,300
                                                                    ------------

             Total Common Stock (Cost $191,832,684)..............    257,497,861
                                                                    ------------

  Principal
   Amount
  ---------

 MORTGAGE BACKED SECURITIES -- 19.7%
  Federal Home Loan Mortgage Corporation (FHLMC) -- 2.2%
             FHLMC:
 $   644,347 11.500% due 05/01/2020..............................        714,362
     284,319 6.138% due 06/15/2020#..............................        283,964
     229,735 5.500% due 12/15/2021#..............................        233,036
     559,626 9.500% due 01/01/2017...............................        599,953
   6,375,000 6.000% due 07/01/2029...............................      5,995,496
                                                                    ------------
                                                                       7,826,811
                                                                    ------------

  Federal National Mortgage Association (FNMA) -- 14.6%
             FNMA:
   1,760,000 6.400% due 09/27/2005...............................      1,763,027
   2,020,000 6.340% due 02/04/2008...............................      1,949,623
     601,304 10.000% due 11/01/2018..............................        652,806
     637,474 11.000% due 09/01/2019..............................        696,351
      53,996 5.794% due 03/25/2024#..............................         54,704

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        -------------

 $   578,141 9.000% due 07/01/2025..............................   $     614,621
     640,184 9.000% due 04/01/2026..............................         677,942
     160,111 5.531% due 07/18/2027#.............................         161,412
     502,436 5.420% due 04/18/2028#.............................         505,155
  19,289,957 6.000% due 05/01/2029..............................      18,171,445
  12,775,000 6.000% due 07/01/2029..............................      12,034,050
  15,200,000 6.000% due 08/01/2029..............................      14,303,200
   3,000,000 6.500% due 08/01/2029..............................       2,898,000
                                                                    ------------
                                                                      54,482,336
                                                                    ------------

  Government National Mortgage Association (GNMA) -- 2.9%
             GNMA:
     163,459 10.500% due 12/15/2014.............................        175,668
     105,869 9.500% due 04/15/2017..............................        113,663
     122,224 9.500% due 05/15/2017..............................        131,222
     185,944 9.500% due 08/15/2017..............................        199,633
     625,719 10.000% due 08/15/2017.............................        666,973
      97,639 9.500% due 10/15/2017..............................        104,827
      70,207 9.500% due 11/15/2017..............................         75,375
     474,127 9.500% due 12/15/2017..............................        511,442
     122,324 9.500% due 07/15/2018..............................        131,314
     468,192 9.500% due 10/15/2018..............................        502,660
     233,537 9.500% due 09/15/2019..............................        250,672
     416,199 9.000% due 12/15/2019..............................        443,901
     634,602 9.500% due 06/15/2020..............................        681,163
     637,488 10.000% due 12/15/2020.............................        680,283
     617,691 9.500% due 12/15/2021..............................        663,011
     521,964 10.000% due 07/15/2022.............................        556,711
     812,832 6.375% due 01/20/2025..............................        824,773
     333,600 10.000% due 02/15/2025.............................        355,994
     198,624 6.375% due 02/20/2025..............................        201,541
     616,453 6.875% due 03/20/2025..............................        625,121
     640,583 6.875% due 04/20/2025..............................        651,220
      87,143 6.875% due 05/20/2025..............................         88,679
   1,005,001 6.875% due 06/20/2025..............................      1,012,808
     382,380 6.625% due 07/20/2025..............................        386,922
     401,677 6.625% due 09/20/2027..............................        405,569
     209,552 6.125% due 10/20/2027..............................        212,565
     537,504 6.125% due 11/20/2027..............................        545,233
     181,267 6.125% due 12/20/2027..............................        183,873
                                                                   ------------
                                                                     11,382,816
                                                                   ------------

             Total Mortgage-Backed Securities (Cost
              $74,455,256)......................................     73,691,963
                                                                   ------------

 CORPORATE FIXED INCOME SECURITIES -- 7.2%
             Associates Corporation of North America, Senior
              Notes:
     150,000 5.250% due 03/30/2000..............................        149,349
     350,000 6.000% due 06/15/2000..............................        350,175
     190,000 6.000% due 07/15/2005..............................        183,559
     615,000 AT&T Corporation,
              6.500% due 03/15/2029.............................        553,122

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                      Endeavor Asset Allocation Portfolio

                           June 30, 1999 (Unaudited)

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------


 CORPORATE FIXED INCOME
  SECURITIES -- (Continued)
 $   200,000 BankAmerica Corporation, 6.800% due 03/15/2028.....   $    181,263
     375,000 BankAmerica Institutional Capital, Company
              Guarantee, 8.070% due 12/31/2026++................        378,292
     435,000 Becton Dickinson, Debentures, 6.700% due
              08/01/2028........................................        400,713
     135,000 BT Capital Trust, Company Guarantee,
              7.900% due 01/15/2027.............................        129,299
     395,000 BT Institutional Capital Trust, 8.090% due
              12/01/2026++......................................        390,592
     450,000 Burlington Northern Santa Fe, Debentures,
              6.700% due 08/01/2028.............................        406,557
     300,000 Chase Manhattan Corporation, Subordinate Notes,
              6.000% due 02/15/2009.............................        277,788
     505,000 Chrysler Corporation, Debentures,
              7.450% due 03/01/2027.............................        508,146
     495,000 CIT Group, Inc., Senior Notes, 5.910% due
              11/23/2005........................................        471,621
     580,000 CitiCorp,
              6.375% due 11/15/2008.............................        552,450
     450,000 CMS Panhandle Holding Company,
              7.000% due 07/15/2029++...........................        415,862
     265,000 Comcast Cable Communications, Inc.,
              8.375% due 05/01/2007.............................        283,810
     350,000 Comdisco, Inc.,
              6.375% due 11/30/2001.............................        349,073
     525,000 Conoco, Inc., Senior Notes, 6.950% due 04/15/2029..        491,516
             Continental Airlines, Inc., Pass Through
              Certificates:
     484,976 6.648% due 09/15/2017..............................        463,579
     175,000 6.545% due 02/02/2019..............................        164,997
      55,000 Cox Communications, Inc., Debentures,
              6.800% due 08/01/2028.............................         49,131
     300,000 Dayton-Hudson Corporation, Debentures,
              6.650% due 08/01/2028.............................        273,693
     575,000 Delphi Auto Systems Corporation, Debentures, 7.125%
              due 05/01/2029....................................        531,413
             Edison Mission Energy Funding, Senior Notes:
     160,000 7.330% due 09/15/2008++............................        159,494
     160,000 7.730% due 06/15/2009++............................        162,976

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------


 $   175,000 El Paso Energy Corporation, Senior Notes,
              6.750% due 05/15/2009.............................   $    167,441
     460,000 Enron Corporation,
              6.950% due 07/15/2028.............................        420,017
             EOP Operating LP:
     240,000 7.250% due 06/15/2028++............................        216,523
     155,000 7.500% due 04/19/2029..............................        142,581
     285,000 Equifax, Inc.,
              6.300% due 07/01/2005.............................        280,012
     390,000 Equitable Companies Inc.,
              6.500% due 04/01/2008.............................        376,194
     250,000 Equitable Life Assurance,
              6.950% due 12/01/2005++...........................        249,520
     640,000 Farmers Exchange Capital Insurance,
              7.050% due 07/15/2028++...........................        587,501
     300,000 Federated Department Stores, 6.900% due
              04/01/2029++......................................        276,375
     303,191 Fifty Seventh Street Association, 7.125% due
              06/01/2017........................................        282,968
     410,000 First Chicago Bank, NBD, Company Guarantee,
              7.950% due 12/01/2026++...........................        410,902
     395,000 First Union Institutional Capital, 8.040% due
              12/01/2026........................................        397,615
             Florida Windstorm:
     275,000 6.700% due 08/25/2004++............................        273,759
     570,000 7.125% due 02/25/2019++............................        546,857
     670,000 FPL Group Capital, Inc., Company Guarantee,
              7.375% due 06/01/2009.............................        680,988
     415,000 General Motors Corporation, Debentures,
              6.750% due 05/01/2028.............................        379,090
     225,000 Goldman Sachs Group,
              6.500% due 02/25/2009++...........................        213,454
     665,000 GTE Corporation,
              6.940% due 04/15/2028.............................        629,482
     435,000 Hartford Life Insurance Company, Debentures,
              7.650% due 06/15/2027.............................        438,084
     600,000 Household Finance Corporation, 6.375% due
              08/01/2010........................................        560,376
     570,000 IBM Corporation, Debentures,
              6.500% due 01/15/2028.............................        527,079
     350,000 Lehman Brothers, Inc., Senior Subordinate Notes,
              7.125% due 07/15/2002.............................        351,851
     340,000 Lowe's Companies, Inc., Debentures,
              6.875% due 02/15/2028.............................        317,560
     180,000 Lowe's Companies, Inc.,
              6.500% due 03/15/2029++...........................        160,524

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                      Endeavor Asset Allocation Portfolio

                           June 30, 1999 (Unaudited)

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------


 CORPORATE FIXED INCOME
  SECURITIES -- (Continued)
 $   645,000 Lucent Technologies, Inc., Debentures,
              6.450% due 03/15/2029.............................   $    583,473
      15,000 May Department Stores Company, Debentures,
              9.750% due 02/15/2021.............................         18,185
             Metropolitan Life Insurance Company:
     250,000 7.450% due 11/01/2023++............................        239,700
     250,000 7.800% due 11/01/2025++............................        258,080
     475,000 Monsanto Company,
              6.600% due 12/01/2028++...........................        427,785
     250,000 Nationwide Mutual Insurance, 7.500% due
              02/15/2024++......................................        238,275
     390,000 Neiman Marcus Group, Inc., Senior Notes,
              6.650% due 06/01/2008.............................        369,778
     300,000 News America Holdings, Inc., Senior Notes,
              8.500% due 02/15/2005.............................        315,663
     460,000 News America, Inc., Debentures, 7.280% due
              06/30/2028........................................        424,741
     555,000 Norfolk Southern Corporation, Senior Notes,
              6.200% due 04/15/2009.............................        522,699
     350,000 Norwest Corporation, Medium Term Note,
              6.125% due 10/15/2000.............................        350,928
     190,000 Norwest Financial, Inc., Senior Notes,
              5.625% due 02/03/2009.............................        173,082
     390,000 PNC Funding Corporation, Company Guarantee,
              6.125% due 02/15/2009.............................        362,887
     425,000 Prime Property Funding II, 6.800% due
              08/15/2002++......................................        423,098
     425,000 Prudential Insurance Company, 8.300% due
              07/01/2025++......................................        469,965
     430,000 Republic Services, Inc.,
              7.125% due 05/15/2009.............................        420,251
     535,000 Scotia Pacific Company LLC, Collateralized Notes,
              7.710% due 01/20/2014.............................        379,850
     290,000 Tennessee Gas Pipeline, Debentures,
              7.000% due 10/15/2028.............................        268,813
     650,000 Time Warner, Inc., Company Guarantee,
              6.625% due 05/15/2029.............................        573,430
     340,000 Union Pacific Corporation, Debentures,
              6.625% due 02/01/2029.............................        297,846

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------


 $   535,000 United Technologies Corporation, 6.700% due
              08/01/2028........................................   $    500,621
     535,000 US Airways, Inc., Pass Through Certificates,
              6.850% due 01/30/2018.............................        523,262
     590,000 USA Waste Services, Inc., Senior Notes,
              7.000% due 07/15/2028.............................        544,048
     545,000 Wachovia Corporation, Subordinate Notes,
              6.150% due 03/15/2009.............................        514,654
     345,000 Washington Mutual, Inc., Company Guarantee,
              8.375% due 06/01/2027.............................        348,629
     625,000 WorldCom, Inc., Senior Notes, 6.950% due
              08/15/2028........................................        592,469
     885,000 World Financial Properties, Inc., Pass Through
              Certificates, 6.950% due 09/01/2013++.............        871,008
                                                                   ------------

             Total Corporate Fixed Income Securities
              (Cost $29,939,853)................................     28,178,443
                                                                   ------------

 ASSET-BACKED SECURITIES -- 5.6%
     281,807 Advanta Mortgage Loan Trust, 6.530% due
              09/25/2012........................................        281,550
     335,462 Americredit Automobile Receivables Trust,
              5.003% due 06/12/2001#............................        335,294
             Arcadia Automobile Receivables Trust:
     750,000 5.900% due 11/15/2002..............................        751,860
     750,000 6.375% due 01/15/2003..............................        755,303
     308,368 BankBoston Home Equity Loan Trust,
              6.280% due 11/25/2010.............................        307,933
             Centex Home Equity:
     486,818 6.070% due 03/25/2018..............................        485,951
     544,943 5.910% due 04/25/2019..............................        542,491
     750,000 Citibank Credit Card Master Trust,
              5.651% due 05/15/2002#............................        749,280
     402,338 Comed Transitional Funding Trust,
              5.380% due 03/25/2002.............................        402,209
             ContiMortgage Home Equity Loan Trust:
     260,858 5.030% due 03/15/2013#.............................        260,696
     507,680 6.010% due 12/25/2013..............................        506,563
     550,000 Daimler-Benz Vehicle Trust, 5.230% due 12/20/2001..        549,445
     511,867 Daimler-Benz Auto Grantor Trust, 6.050% due
              03/31/2005........................................        513,746
     329,712 EQCC Home Equity Loan Trust, 6.235% due
              04/15/2008........................................        329,702

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                      Endeavor Asset Allocation Portfolio

                           June 30, 1999 (Unaudited)

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------


 ASSET-BACKED SECURITIES -- (Continued)
             First Security Auto Owner Trust:
 $   440,981 5.182% due 06/15/2001..............................   $    440,950
     550,000 5.492% due 04/15/2002..............................        548,680
     346,925 6.100% due 04/15/2003..............................        348,236
     318,017 5.970% due 04/15/2004..............................        318,831
     525,000 First USA Credit Card Master Trust,
              5.090% due 09/17/2003#............................        524,832
             Ford Credit Auto Owner Trust:
     415,543 6.050% due 04/15/2001..............................        416,192
   1,100,000 5.470% due 09/15/2001..............................      1,096,700
     640,000 6.625% due 10/01/2028..............................        576,115
     482,633 GreenPoint Manufactured Housing,
              5.780% due 12/15/2009.............................        481,451
             Green Tree Financial Corporation:
     363,474 5.850% due 11/01/2029..............................        363,717
     715,779 5.600% due 12/01/2030..............................        714,211
     800,000 5.510% due 02/01/2031..............................        798,080
             Green Tree Home Equity Loan Trust:
     550,000 6.040% due 06/15/2029..............................        551,298
     153,654 5.950% due 07/15/2029..............................        153,736
     850,000 5.990% due 07/15/2030..............................        850,170
     455,017 Honda Auto Receivables Grantor Trust,
              5.850 due 02/15/2003..............................        455,809
     550,000 Honda Auto Receivables Owner Trust,
              5.186% due 06/15/2001.............................        549,093
   1,075,000 IMC Home Equity Loan Trust, 6.310% due 12/20/2012..      1,071,969
     550,000 Navistar Financial Corporation Owner Trust,
              5.550% due 02/15/2002.............................        548,130
     314,954 Nissan Auto Receivables Grantor Trust,
              6.150% due 02/15/2003.............................        315,052
   1,075,000 Premier Auto Trust,
              5.820% due 02/08/2002.............................      1,075,000
     400,000 Rental Car Finance Corporation, 6.450% due
              08/25/2005++......................................        395,560
     235,471 Residential Funding Mortgage Securities,
              5.133% due 02/25/2010#............................        235,059
     700,000 The Money Store Residential Trust,
              6.480% due 06/15/2010.............................        702,051
             WFS Financial Owner Trust:
      18,160 5.783% due 11/20/2000..............................         18,150
     302,099 6.100% due 03/20/2002..............................        302,881
     380,615 6.250% due 03/20/2002..............................        381,885
     398,311 World Omni Automobile Lease Securitization,
              6.080% due 11/25/2003.............................        398,434
                                                                   ------------
             Total Asset-Backed Securities (Cost $21,515,436)...     21,404,295
                                                                   ------------

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------


 AGENCY SECURITY -- 1.1% (Cost $4,258,000)
 $ 4,258,000 Federal Home Loan Bank (FHLB), 4.490% due
              07/01/1999#.......................................   $  4,258,000
                                                                   ------------

 U.S. TREASURY OBLIGATIONS -- 3.5%
  U.S. Treasury Inflation Index Notes:
     256,450 3.625% due 07/15/2002..............................        253,724
   5,225,687 3.375% due 01/15/2007..............................      5,010,128
      18,140 3.625% due 01/15/2008..............................         17,624
                                                                   ------------
                                                                      5,281,476
                                                                   ------------

  U.S. Treasury Bond:
   3,175,000 8.750% due 08/15/2020..............................      4,083,844
                                                                   ------------
  U.S. Treasury Notes:
   3,275,000 7.500% due 02/15/2005..............................      3,525,734
     100,000 6.625% due 05/15/2007..............................        104,141
                                                                   ------------
                                                                      3,629,875
                                                                   ------------

             Total U.S. Treasury Obligations (Cost
              $13,172,183)......................................     12,995,195
                                                                   ------------

 REPURCHASE AGREEMENT -- 1.8% (Cost $6,527,000)
   6,527,000 Agreement with J.P. Morgan Securities, Inc., 4.650%
              to be repurchased at $6,527,843 on 07/01/1999,
              collateralized by $5,116,000 U.S. Treasury Note
              11.750% due 02/15/2010, market value $6,657,553...      6,527,000
                                                                   ------------

   Shares
   ------
 PREFERRED STOCK -- 0.5% (Cost $1,658,542)
     105,200 Loral Space & Communications, Ltd., Cvt. Series C,
              6.000%+...........................................      1,893,600
                                                                   ------------

TOTAL INVESTMENTS (Cost $343,358,954*).................... 108.8%   406,446,357
OTHER ASSETS AND LIABILITIES (Net)........................  (8.8)%  (34,050,793)
                                                           ------- ------------
NET ASSETS................................................ 100.0%  $372,395,564
                                                           ======= ============

-----------
  * Aggregate cost for federal tax purposes.
  + Non-income producing security.
  ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  # Variable rate security. The interest rate shown reflects the rate in effect at June 30, 1999.

                      See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                        Endeavor Money Market Portfolio

                           June 30, 1999 (Unaudited)

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------


 COMMERCIAL PAPER -- 24.9%
 $ 3,000,000 Associates Corporation of North America,
              5.150% due 08/30/1999#............................   $  2,974,250
   3,000,000 Campbell Soup Company,
              5.100% due 07/22/1999#............................      2,991,075
   3,000,000 Ford Motor Credit Corporation, 4.740% due
              07/13/1999#.......................................      2,995,260
   3,000,000 General Electric Capital Corporation,
              4.800% due 07/09/1999#............................      2,996,800
   3,200,000 General RE Corporation,
              5.130% due 07/26/1999#............................      3,188,600
   3,200,000 Household Finance Corporation, 5.170% due
              08/30/1999#.......................................      3,172,427
   3,000,000 IBM Credit Corporation,
              5.090% due 07/28/1999#............................      2,988,548
   3,200,000 International Lease Finance Corporation,
              4.755% due 08/02/1999#............................      1,991,547
   3,200,000 USAA Capital Corporation, 5.160% due 08/25/1999#...      3,174,773
                                                                   ------------
             Total Commercial Paper
              (Cost $26,473,280)................................     26,473,280
                                                                   ------------

 CORPORATE NOTES -- 13.0%
   2,000,000 Chase Manhattan Bank, USA, NA,
              5.875% due 08/04/1999.............................      2,000,672
   2,000,000 Citicorp,
              5.135% due 09/17/1999+............................      2,000,000
   2,000,000 General Motors Acceptance Corporation,
              4.958% due 08/26/1999+............................      1,999,878
   2,000,000 Morgan Guaranty Trust Company,
              5.090% due 09/27/1999+............................      1,999,207
   2,000,000 Norwest Financial Corporation, 5.550% due
              08/31/1999........................................      1,999,840
   2,000,000 PepsiCo, Inc.,
              4.838% due 08/19/1999+............................      1,999,697
   2,000,000 Toyota Motor Credit Corporation, 5.011% due
              09/23/1999+.......................................      2,000,000
                                                                   ------------
             Total Corporate Notes
              (Cost $13,999,294)................................     13,999,294
                                                                   ------------

 CERTIFICATES OF DEPOSIT (Yankee) -- 3.7%
             Bank of Austria, New York,
   1,000,000 5.670% due 07/23/1999..............................        999,971
   1,000,000 5.040% due 01/12/2000..............................        999,845
   2,000,000 Commerzbank AG, New York, 5.085% due 02/16/2000....      1,999,818
                                                                   ------------
             Total Certificates of Deposit
              (Cost $3,999,634).................................      3,999,634
                                                                   ------------

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------


 REPURCHASE AGREEMENT -- 4.9% (Cost $5,228,000)
 $ 5,228,000 Agreement with J.P. Morgan Securities, Inc., 4.650%
             to be repurchased at $5,228,675 on 07/01/1999,
             collateralized by $4,098,000 U.S. Treasury Bond
             11.750% due 02/15/2010, market value $5,332,563....   $  5,228,000
                                                                   ------------

 U.S. GOVERNMENT AGENCY SECURITIES -- 53.9%
  Federal Home Loan Bank (FHLB),
   5,000,000 4.670% due 07/21/1999..............................      4,987,028
   5,000,000 4.775% due 08/18/1999..............................      4,968,167
                                                                   ------------
                                                                      9,955,195
                                                                   ------------

  Federal Home Loan Mortgage Corporation (FHLMC),
   5,000,000 4.700% due 07/13/1999..............................      4,992,167
   3,500,000 4.860% due 07/23/1999#.............................      3,489,605
   5,000,000 4.730% due 08/13/1999#.............................      4,971,751
                                                                   ------------
                                                                     13,453,523
                                                                   ------------

  Federal Maritime Commission (FMC),
   5,000,000 4.770% due 07/09/1999..............................      4,994,700
   4,518,000 4.850% due 07/16/1999..............................      4,507,802
   5,000,000 4.810% due 07/19/1999..............................      4,987,975
                                                                   ------------
                                                                     14,490,477
                                                                   ------------

  Federal National Mortgage Association (FNMA),
   5,000,000 4.870% due 07/15/1999..............................      4,990,861
   5,000,000 4.870% due 07/19/1999..............................      4,987,825
  10,000,000 4.740% due 08/06/1999..............................      9,952,250
                                                                   ------------
                                                                     19,930,936
                                                                   ------------

             Total U.S. Government
             Agency Securities
             (Cost $57,830,131).................................     57,830,131
                                                                   ------------

TOTAL INVESTMENTS (Cost $107,530,339*)..................... 100.4%  107,530,339
OTHER ASSETS AND LIABILITIES (Net)......................... (0.4)%     (197,573)
                                                            ------ ------------
NET ASSETS................................................. 100.0% $107,332,766
                                                            ====== ============

-----------
  * Aggregate cost for federal tax purposes.
  # Rate represents annualized discount yield at date of purchase.
  + Variable rate security. The interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                     T. Rowe Price Equity Income Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


 COMMON STOCK -- 94.4%
  Aerospace and Defense -- 1.9%
     35,200 AlliedSignal, Inc. ..................................   $  2,217,600
     48,100 Lockheed Martin Corporation..........................      1,791,725
     25,100 TRW, Inc. ...........................................      1,377,362
                                                                    ------------
                                                                       5,386,687
                                                                    ------------

  Automotives -- 1.2%
      6,982 Delphi Automotive Systems Corporation................        129,611
     16,000 General Motors Corporation...........................      1,056,000
     60,650 Genuine Parts Company................................      2,122,750
                                                                    ------------
                                                                       3,308,361
                                                                    ------------

  Banking and Finance -- 7.5%
     33,400 BankBoston Corporation...............................      1,707,575
     26,600 Bank of America Corporation..........................      1,950,112
     43,182 Bank One Corporation.................................      2,572,028
     27,164 Chase Manhattan Corporation..........................      2,353,081
     78,374 Citigroup, Inc ......................................      3,722,741
     27,100 KeyCorp..............................................        870,587
     39,000 Mercantile Bankshares Corporation....................      1,379,625
     23,900 Morgan (J.P.) & Company, Inc. .......................      3,357,950
     21,100 National City Corporation............................      1,382,050
     52,030 Wells Fargo Company..................................      2,224,282
                                                                    ------------
                                                                      21,520,031
                                                                    ------------

  Building and Construction -- 0.8%
     41,000 Armstrong World Industries, Inc. ....................      2,370,312
                                                                    ------------

  Computer Service and Software -- 0.3%
     30,400 Compaq Computer Corporation..........................        720,100
                                                                    ------------

  Consumer Products -- 4.3%
     85,300 Pall Corporation.....................................      1,892,594
     75,300 Philip Morris Companies, Inc. .......................      3,026,119
     36,900 Stanley Works........................................      1,187,719
     42,400 Tupperware Corporation...............................      1,081,200
      6,100 Unilever NV, CVA.....................................        410,734
     81,200 UST, Inc. ...........................................      2,375,100
     31,200 Whirlpool Corporation................................      2,308,800
                                                                    ------------
                                                                      12,282,266
                                                                    ------------

  Cosmetics and Toiletries -- 2.3%
     68,700 International Flavors & Fragrances, Inc. ............      3,048,562
     61,000 Kimberly-Clark Corporation...........................      3,477,000
                                                                    ------------
                                                                       6,525,562
                                                                    ------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


  Diversified -- 2.5%
     24,300 Disney (Walt) Company................................   $    748,744
     36,200 Fortune Brands, Inc. ................................      1,497,775
     18,100 Honeywell, Inc. .....................................      2,097,337
     38,200 Olin Corporation.....................................        503,763
     31,500 PPG Industries, Inc. ................................      1,860,469
     19,000 R.J. Reynolds Tobacco Holdings, Inc.+................        598,500
                                                                    ------------
                                                                       7,306,588
                                                                    ------------

  Diversified Chemicals -- 2.6%
     12,300 Arch Chemicals, Inc.+................................        299,044
     30,200 Dow Chemical Company.................................      3,831,625
     50,000 du Pont (E.I.) de Nemours & Company..................      3,415,625
                                                                    ------------
                                                                       7,546,294
                                                                    ------------

  Electrical Equipment -- 3.6%
     44,200 Boeing Company.......................................      1,953,087
     34,207 Cooper Industries, Inc. .............................      1,778,764
     18,300 General Electric Company.............................      2,067,900
     31,700 Hewlett-Packard Company..............................      3,185,850
     33,000 Hubbell, Inc., Class B...............................      1,497,375
                                                                    ------------
                                                                      10,482,976
                                                                    ------------

  Energy Services -- 1.4%
     18,600 Constellation Energy Group...........................        551,025
     34,200 Duke Energy Corporation..............................      1,859,625
     42,900 Niagara Mohawk Holdings, Inc. .......................        689,081
     42,400 Reliant Energy, Inc. ................................      1,171,300
                                                                    ------------
                                                                       4,271,031
                                                                    ------------

  Financial Services -- 4.3%
     38,300 American General Corporation.........................      2,886,862
     32,900 Block (H&R), Inc. ...................................      1,645,000
     42,800 Fannie Mae...........................................      2,926,450
     51,500 Fleet Financial Group, Inc. .........................      2,285,312
     81,074 St. Paul Companies, Inc. ............................      2,579,167
                                                                    ------------
                                                                      12,322,791
                                                                    ------------

  Food and Beverages -- 7.6%
     40,200 Anheuser-Busch Companies, Inc. ......................      2,851,687
     29,700 Brown-Forman Corporation, Class B....................      1,936,069
     38,500 Campbell Soup Company................................      1,785,437
     51,500 General Mills, Inc. .................................      4,139,312
     40,500 Heinz (H.J.) Company.................................      2,030,063
     28,400 Hershey Foods Corporation............................      1,686,250
     44,700 Kellogg Company......................................      1,475,100
     60,200 McCormick & Company, Inc. ...........................      1,900,062
     57,000 Nabisco Group Holdings Corporation...................      1,115,062

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                     T. Rowe Price Equity Income Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


 COMMON STOCK -- (Continued)
  Food and Beverages -- (Continued)
     20,100 PepsiCo, Inc.........................................   $    777,619
     33,800 Quaker Oats Company..................................      2,243,475
                                                                    ------------
                                                                      21,940,136
                                                                    ------------

  Insurance -- 3.1%
     22,400 Chubb Corporation....................................      1,556,800
     36,400 Lincoln National Corporation.........................      1,904,175
     54,900 SAFECO Corporation...................................      2,422,462
     27,000 Transamerica Corporation.............................      2,025,000
     19,500 XL Capital Ltd., Class A.............................      1,101,750
                                                                    ------------
                                                                       9,010,187
                                                                    ------------

  Lodging -- 1.2%
     53,300 Hilton Hotels Corporation............................        756,194
     84,926 Starwood Hotels & Resorts Worldwide, Inc. ...........      2,595,551
                                                                    ------------
                                                                       3,351,745
                                                                    ------------

  Media and Communications -- 1.8%
     43,600 Dun & Bradstreet Corporation.........................      1,545,075
     42,200 Knight-Ridder, Inc...................................      2,318,362
     39,400 Readers Digest Association, Inc., Class A............      1,566,150
                                                                    ------------
                                                                       5,429,587
                                                                    ------------

  Medical Supplies and Equipment -- 0.3%
    317,700 Smith & Nephew Plc...................................        966,495
                                                                    ------------

  Metals and Mining -- 1.9%
     64,400 Inco, Ltd............................................      1,159,200
     57,836 Newmont Mining Corporation...........................      1,149,491
     20,100 Phelps Dodge Corporation.............................      1,244,944
     35,200 Reynolds Metals Company..............................      2,076,800
                                                                    ------------
                                                                       5,630,435
                                                                    ------------

  Paper and Paper Products -- 2.5%
     49,500 Consolidated Papers, Inc. ...........................      1,324,125
     43,400 Fort James Corporation...............................      1,643,775
     82,793 International Paper Company..........................      4,181,047
                                                                    ------------
                                                                       7,148,947
                                                                    ------------

  Petroleum -- Domestic -- 2.0%
     50,100 Atlantic Richfield Company (ARCO)....................      4,186,481
     39,900 USX-Marathon Group...................................      1,299,244
                                                                    ------------
                                                                       5,485,725
                                                                    ------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


  Petroleum -- International -- 10.1%
     44,100 Amerada Hess Corporation.............................   $  2,623,950
     43,237 BP Amoco Plc, Sponsored ADR..........................      4,691,215
     39,400 Chevron Corporation..................................      3,750,388
     59,800 Exxon Corporation....................................      4,612,075
     38,300 Mobil Corporation....................................      3,791,700
     21,900 Phillips Petroleum Company...........................      1,101,844
     50,400 Royal Dutch Petroleum Company, NY Shares.............      3,036,600
     53,600 Texaco, Inc. ........................................      3,350,000
     52,800 Unocal Corporation...................................      2,092,200
                                                                    ------------
                                                                      29,049,972
                                                                    ------------

  Pharmaceuticals -- 3.9%
     40,600 Abbott Laboratories..................................      1,847,300
     75,100 American Home Products Corporation...................      4,318,250
     16,200 Merck & Company, Inc. ...............................      1,198,800
     72,590 Pharmacia & Upjohn, Inc. ............................      4,124,019
                                                                    ------------
                                                                      11,488,369
                                                                    ------------

  Photography Equipment and Supplies -- 1.1%
     45,900 Eastman Kodak Company................................      3,109,725
                                                                    ------------

  Printing and Publishing -- 1.1%
     42,200 Donnelley (R.R.) & Sons Company......................      1,564,038
     31,400 Dow Jones & Company, Inc. ...........................      1,666,163
                                                                    ------------
                                                                       3,230,201
                                                                    ------------

  Railroads -- 2.4%
    101,400 Norfolk Southern Corporation.........................      3,054,675
     65,800 Union Pacific Corporation............................      3,836,963
                                                                    ------------
                                                                       6,891,638
                                                                    ------------

  Real Estate -- 1.2%
     42,200 Crescent Real Estate Equities Company................      1,002,250
     29,700 Rouse Company........................................        753,638
     68,532 Simon Property Group, Inc. ..........................      1,739,000
                                                                    ------------
                                                                       3,494,888
                                                                    ------------

  Retail -- 1.6%
     34,650 May Department Stores Company........................      1,416,319
     33,600 Penney (J.C.) Company, Inc. .........................      1,631,700
     65,700 Toys "R" Us, Inc.+...................................      1,359,169
                                                                    ------------
                                                                       4,407,188
                                                                    ------------

  Specialty Chemicals -- 4.5%
     49,200 Great Lakes Chemical Corporation.....................      2,266,275
     68,300 Hercules, Inc. ......................................      2,685,044

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                     T. Rowe Price Equity Income Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


 COMMON STOCK -- (Continued)
  Specialty Chemicals -- (Continued)
     28,500 Imperial Chemical Industries Plc, Sponsored ADR......   $  1,132,875
     36,000 Minnesota Mining & Manufacturing Company.............      3,129,750
     47,200 Nalco Chemical Company...............................      2,448,500
     53,200 Witco Corporation....................................      1,064,000
                                                                    ------------
                                                                      12,726,444
                                                                    ------------

  Telecommunications -- 8.7%
     71,800 ALLTEL Corporation...................................      5,133,700
     21,750 AT&T Corporation.....................................      1,213,922
     38,000 BCE, Inc. ...........................................      1,873,875
     51,100 Bell Atlantic Corporation............................      3,340,662
     19,300 BellSouth Corporation................................        904,688
     56,200 GTE Corporation......................................      4,257,150
    108,474 SBC Communications, Inc. ............................      6,291,492
     17,800 Telecomunicacoes Brasileiras S.A., Sponsored ADR+....          1,112
     29,100 US West, Inc. .......................................      1,709,625
                                                                    ------------
                                                                      24,726,226
                                                                    ------------

  Transportation Services -- 1.0%
     22,100 Alexander & Baldwin, Inc. ...........................        491,725
     50,800 Burlington Northern Santa Fe Corporation.............      1,574,800
     24,100 GATX Corporation.....................................        917,306
                                                                    ------------
                                                                       2,983,831
                                                                    ------------

  Utilities -- 4.6%
     80,600 Baker Hughes, Inc. ..................................      2,700,100
     38,200 DQE, Inc. ...........................................      1,532,775
     35,600 Entergy Corporation..................................      1,112,500
     61,650 FirstEnergy Corporation..............................      1,911,150
     62,950 PacifiCorp...........................................      1,156,706
     73,600 Southern Company.....................................      1,950,400
     34,600 TECO Energy, Inc. ...................................        787,150
     49,300 Unicom Corporation...................................      1,901,131
                                                                    ------------
                                                                      13,051,912
                                                                    ------------

  Waste Disposal -- 1.1%
     61,700 Browning-Ferris Industries, Inc. ....................      2,653,100
     11,162 Waste Management, Inc. ..............................        599,958
                                                                    ------------
                                                                       3,253,058
                                                                    ------------

            Total Common Stock
             (Cost $221,831,269).................................    271,419,708
                                                                    ------------

 PREFERRED STOCK -- 0.6% (Cost $1,368,234)
     17,800 Telecomunicacoes Brasileiras S.A., Sponsored ADR+....      1,605,338
                                                                    ------------

  Principal                                                            Value
   Amount                                                             (Note 1)
  ---------                                                         ------------


 COMMERCIAL PAPER -- 4.1%
 $ 3,000,000 Falcon Asset Securities,
              4.950% due 07/07/1999#....................            $  2,997,525
   2,000,000 Merita North America,
              4.830% due 07/13/1999#....................               1,996,480
   3,000,000 Park Avenue Receivables,
              5.000% due 07/12/1999#....................               2,995,417
   1,879,000 Sand Dollar Funding LLC,
              5.850% due 07/01/1999#....................               1,879,000
   2,000,000 Sand Dollar Funding LLC,
              5.030% due 07/09/1999#....................               1,997,764
                                                                    ------------

             Total Commercial Paper
              (Cost $11,866,486)........................              11,866,186
                                                                    ------------

 U.S. TREASURY OBLIGATIONS -- 0.7%
  U.S. Treasury Notes -- 0.6%
             U.S. Treasury Notes:
     300,000 5.875% due 11/15/1999......................                 300,891
     100,000 7.125% due 02/29/2000......................                 101,266
     300,000 6.500% due 05/31/2001......................                 305,250
     400,000 5.750% due 08/15/2003......................                 400,248
      50,000 7.500% due 02/15/2005......................                  53,828
     180,000 5.625% due 02/15/2006......................                 177,300
     300,000 7.000% due 07/15/2006......................                 317,766
                                                                    ------------
                                                                       1,656,549
                                                                    ------------

  U.S. Treasury Bond -- 0.1%
     400,000 U.S. Treasury Bond,
              6.000% due 02/15/2026.....................                 390,312
                                                                    ------------
             Total U.S. Treasury Obligations (Cost
              $1,961,989)...............................               2,046,861
                                                                    ------------

TOTAL INVESTMENTS (Cost $237,027,978*).....................  99.8%   286,938,093
OTHER ASSETS AND LIABILITIES (Net).........................   0.2%       707,661
                                                            ------  ------------
NET ASSETS................................................. 100.0%  $287,645,754
                                                            ======  ============

-----------
  * Aggregate cost for federal tax purposes.
  + Non-income producing security.
  # Rate represents annualized yield at date of purchase.

Abbreviation:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                      T. Rowe Price Growth Stock Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


 COMMON STOCK -- 94.9%
  Aerospace and Defense -- 1.1%
     38,700 AlliedSignal, Inc. ..................................   $  2,438,100
                                                                    ------------

  Banking and Finance -- 10.7%
     37,430 Bank of America Corporation..........................      2,744,087
     66,800 Bank of New York Company, Inc. ......................      2,450,725
    102,148 Citigroup, Inc. .....................................      4,852,054
     35,900 Fannie Mae...........................................      2,454,662
    103,600 Freddie Mac..........................................      6,008,800
      4,000 Goldman Sachs Group, Inc.+...........................        289,000
     17,000 HSBC Holdings Plc....................................        620,086
      1,700 UBS AG, Registered+..................................        507,104
     88,000 Wells Fargo Company..................................      3,762,000
                                                                    ------------
                                                                      23,688,518
                                                                    ------------

  Business Services -- 0.3%
     35,100 Gartner Group, Inc., Class A+........................        719,550
                                                                    ------------

  Computer Service and Software -- 11.6%
     13,700 America Online, Inc.+................................      1,513,850
     41,400 Automatic Data Processing, Inc. .....................      1,821,600
     53,200 BMC Software, Inc.+..................................      2,872,800
     40,600 Cisco Systems, Inc.+.................................      2,618,700
      7,400 Citrix Systems, Inc.+................................        418,100
     41,500 Compuware Corporation+...............................      1,320,219
     35,900 Dell Computer Corporation+...........................      1,328,300
     19,300 EMC Corporation+.....................................      1,061,500
     15,766 Getronics N.V.+......................................        605,920
     48,400 Intel Corporation....................................      2,879,800
     60,100 Microsoft Corporation+...............................      5,420,269
     16,700 Oracle Corporation+..................................        619,987
     89,800 Parametric Technology Corporation+...................      1,245,975
     20,400 Sterling Commerce, Inc.+.............................        744,600
     12,300 Sun Microsystems, Inc.+..............................        847,162
                                                                    ------------
                                                                      25,318,782
                                                                    ------------

  Consumer Products -- 4.3%
      9,100 Colgate-Palmolive Company............................        898,625
     26,200 Corning, Inc. .......................................      1,837,275
     12,500 Gillette Company.....................................        512,500
     12,400 Hasbro, Inc. ........................................        346,425
     47,300 Masco Corporation....................................      1,365,787
     21,000 Mattel, Inc. ........................................        555,187
     15,600 NIKE, Inc., Class B..................................        987,675
     51,500 Philip Morris Companies, Inc. .......................      2,069,656
      2,100 Procter & Gamble Company.............................        187,425
     83,100 TAG Heuer International SA, Sponsored ADR............        862,162
                                                                    ------------
                                                                       9,622,717
                                                                    ------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


  Diversified -- 9.9%
      8,600 American Express Company.............................   $  1,119,075
         32 Berkshire Hathaway Inc., Class A+....................      2,204,800
     30,800 First Data Corporation...............................      1,507,275
     47,400 General Electric Company.............................      5,356,200
    192,100 Hutchison Whampoa, Ltd. .............................      1,739,363
    176,200 Rentokil Initial Plc.................................        687,395
     31,700 Teleflex, Inc. ......................................      1,376,969
    352,060 Tomkins Plc..........................................      1,526,070
     67,122 Tyco International, Ltd. ............................      6,359,809
                                                                    ------------
                                                                      21,876,956
                                                                    ------------

  Electronic Components -- 4.6%
     34,500 Altera Corporation+..................................      1,270,031
     24,500 Hewlett-Packard Company..............................      2,462,250
     36,800 Maxim Integrated Products, Inc.+.....................      2,447,200
      6,200 Motorola, Inc. ......................................        587,450
     23,100 Solectron Corporation+...............................      1,540,481
     12,900 Texas Instruments, Inc. .............................      1,870,500
                                                                    ------------
                                                                      10,177,912
                                                                    ------------

  Energy Services -- 0.8%
     37,600 Halliburton Company..................................      1,701,400
                                                                    ------------

  Entertainment and Leisure -- 1.8%
     10,500 Carnival Corporation.................................        509,250
      9,807 Disney (Walt) Company................................        302,178
     52,400 Fox Entertainment Group, Inc., Class A+..............      1,411,525
     47,200 Mirage Resorts, Inc.+................................        790,600
     37,300 Starwood Hotels & Resorts Worldwide, Inc. ...........      1,139,981
                                                                    ------------
                                                                       4,153,534
                                                                    ------------

  Financial Services -- 2.2%
     12,000 AMBAC Financial Group, Inc. .........................        685,500
     54,400 Associates First Capital Corporation, Class A........      2,410,600
     13,400 Concord EFS, Inc.+...................................        566,987
      9,200 Morgan Stanley Dean Witter & Company.................        943,000
      4,400 TD Waterhouse Group, Inc.+...........................        110,275
                                                                    ------------
                                                                       4,716,362
                                                                    ------------

  Food and Beverages -- 3.6%
     12,900 Coca-Cola Company....................................        806,250
     90,000 Compass Group Plc ...................................        892,315
     51,600 PepsiCo, Inc. .......................................      1,996,275
     68,500 Safeway, Inc.+.......................................      3,390,750
     35,200 Sara Lee Corporation.................................        798,600
                                                                    ------------
                                                                       7,884,190
                                                                    ------------


                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                      T. Rowe Price Growth Stock Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


 COMMON STOCK -- (Continued)
  Health Care Services -- 7.7%
     26,800 American Home Products Corporation...................   $  1,541,000
     11,400 Amgen, Inc.+.........................................        693,975
     60,700 Bristol-Myers Squibb Company.........................      4,275,556
     23,100 Cardinal Health, Inc. ...............................      1,481,287
     41,800 HEALTHSOUTH Corporation+.............................        624,387
     41,200 IMS Health, Inc. ....................................      1,287,500
     14,600 Johnson & Johnson....................................      1,430,800
     22,400 Lilly (Eli) & Company................................      1,604,400
     50,900 United HealthCare Corporation........................      3,187,611
     10,900 Wellpoint Health Networks, Inc.+.....................        925,138
                                                                    ------------
                                                                      17,051,654
                                                                    ------------

  Insurance -- 4.7%
     65,100 Ace Ltd. ............................................      1,839,075
     24,000 Aetna, Inc. .........................................      2,146,500
      3,400 Fairfax Financial Holdings, Ltd.+....................        911,435
        400 Fairfax Financial Holdings, Ltd.++...................        107,228
     52,732 Mutual Risk Management, Ltd. ........................      1,759,930
     28,900 PartnerRe Ltd. ......................................      1,080,137
     14,500 Travelers Property Casualty Corporation, Class A.....        567,313
     24,800 UNUM Corporation.....................................      1,357,800
      9,800 XL Capital, Ltd., Class A............................        553,700
                                                                    ------------
                                                                      10,323,118
                                                                    ------------

  Machinery -- 1.6%
     23,100 Applied Materials, Inc.+.............................      1,706,513
     31,000 Danaher Corporation..................................      1,801,875
                                                                    ------------
                                                                       3,508,388
                                                                    ------------

  Media and Communications -- 4.2%
     21,600 Clear Channel Communications, Inc.+..................      1,489,050
     15,600 Comcast Corporation, Special Class A+................        599,625
     45,100 Infinity Broadcasting Corporation+...................      1,341,725
     21,900 MediaOne Group, Inc.+................................      1,628,813
     30,500 Omnicom Group, Inc. .................................      2,440,000
     24,800 Time Warner, Inc. ...................................      1,822,800
                                                                    ------------
                                                                       9,322,013
                                                                    ------------

  Medical Products -- 0.7%
     13,500 Baxter International, Inc. ..........................        818,438
     14,000 Boston Scientific Corporation+.......................        615,125
                                                                    ------------
                                                                       1,433,563
                                                                    ------------

  Paper and Paper Products -- 0.4%
     16,528 Kimberly-Clark Corporation...........................        942,096
                                                                    ------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


  Petroleum -- International -- 2.7%
     14,200 Chevron Corporation..................................   $  1,351,663
     23,200 Mobil Corporation....................................      2,296,800
     39,200 Royal Dutch Petroleum Company, NY Shares.............      2,361,800
                                                                    ------------
                                                                       6,010,263
                                                                    ------------

  Pharmaceuticals -- 5.4%
      4,600 Gehe AG..............................................        211,387
     37,900 Merck & Company, Inc. ...............................      2,804,600
     28,200 Pfizer, Inc. ........................................      3,094,950
        152 Roche Holding AG, Genuscheine........................      1,561,530
     31,500 Schering-Plough Corporation..........................      1,669,500
     35,500 Warner-Lambert Company...............................      2,462,813
                                                                    ------------
                                                                      11,804,780
                                                                    ------------

  Publishing -- 1.5%
     13,400 Tribune Company......................................      1,167,475
     28,800 Ver Ned Uitgevers....................................      1,149,871
     28,000 Wolters Kluwer N.V...................................      1,113,602
                                                                    ------------
                                                                       3,430,948
                                                                    ------------

  Real Estate -- 0.9%
     38,500 Crescent Real Estate Equities Company................        914,375
     57,350 Security Capital U.S. Realty+........................      1,089,650
                                                                    ------------
                                                                       2,004,025
                                                                    ------------

  Retail -- 5.0%
     13,800 Cifra S.A. de CV, ADR, V Shares+.....................        269,100
     35,018 CVS Corporation......................................      1,777,164
      4,100 Dayton Hudson Corporation............................        266,500
     36,000 Home Depot, Inc.+....................................      2,319,750
     70,200 Kroger Company.......................................      1,961,213
     23,000 McDonald's Corporation...............................        950,188
     24,700 Saks, Inc.+..........................................        713,213
     58,400 Wal-Mart Stores, Inc. ...............................      2,817,800
                                                                    ------------
                                                                      11,074,928
                                                                    ------------

  Telecommunications -- 7.7%
     51,400 CBS Corporation+.....................................      2,232,688
     18,800 General Instrument Corporation+......................        799,000
     33,990 Lucent Technologies, Inc. ...........................      2,292,201
     61,487 MCI WorldCom, Inc.+..................................      5,291,725
     20,600 Nextel Communications, Inc., Class A+................      1,033,863
     20,700 SBC Communications, Inc. ............................      1,200,600
     10,300 Sprint Corporation (FON Group).......................        543,969
    123,600 Telecom Italia S.p.A. ...............................      1,283,701

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                      T. Rowe Price Growth Stock Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


 COMMON STOCK -- (Continued)
  Telecommunications -- (Continued)
     116,000 Telecom Italia Mobile (TIM) S.p.A.+.................   $    426,689
       9,450 Vodafone AirTouch Plc, Sponsored ADR................      1,861,650
                                                                    ------------
                                                                      16,966,086
                                                                    ------------
  Waste Disposal -- 1.5%
      60,200 Waste Management, Inc. .............................      3,235,750
                                                                    ------------

             Total Common Stock
              (Cost $161,348,936)................................    209,405,633
                                                                    ------------

 PREFERRED STOCK -- 0.7% (Cost $1,425,710)
      16,500 Telecomunicacoes Brasileiras S.A., Sponsored ADR+...      1,488,094
                                                                    ------------

  Principal
   Amount
  ---------
 COMMERCIAL PAPER - 5.4%
 $ 3,000,000 Falcon Asset Security Corporation,
              5.037% due 07/07/1999#.............................      2,997,525
   2,000,000 Knight-Ridder, Inc.,
              5.020% due 07/19/1999#.............................      1,994,980
   3,000,000 Park Avenue Receivables,
              5.000% due 07/12/1999#.............................      2,995,417
   4,012,000 Sand Dollar Funding LLC,
              5.850% due 07/01/1999#.............................      4,012,000
                                                                    ------------

             Total Commercial Paper
              (Cost $11,999,922).................................     11,999,922
                                                                    ------------

TOTAL INVESTMENTS
 (Cost $174,774,568*)...................................... 101.0%   222,893,649
OTHER ASSETS AND LIABILITIES (Net)......................... (1.0)%    (2,231,902)
                                                            ------  ------------
NET ASSETS................................................. 100.0%  $220,661,747
                                                            ======  ============

-----------
   * Aggregate cost for federal tax purposes.
   + Non-income producing security.
  ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   # Rate represents annualized yield at date of purchase.

Abbreviations:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                  T. Rowe Price International Stock Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                            (Note 1)
   ------                                                           -----------

 COMMON STOCK -- 91.8%
  Argentina -- 0.3%
      6,753 Banco de Galicia y Buenos Aries S.A. de C.V., ADR....   $   136,748
      4,858 Banco Frances del Rio de la Plata S.A., Sponsored
             ADR.................................................        92,302
     10,700 Telefonos de Argentina S.A., Sponsored ADR...........       335,713
                                                                    -----------
                                                                        564,763
                                                                    -----------

  Australia -- 2.5%
     35,742 Australian Gas Light Company.........................       217,134
     13,000 Brambles Industries Ltd..............................       342,027
     33,520 Broken Hill Proprietary Company Ltd..................       387,772
    126,743 Colonial Ltd.+.......................................       448,241
     34,064 Commonwealth Bank of Australia.......................       541,558
     20,080 Lend Lease Corporation Ord...........................       275,340
          1 National Australia Bank Ltd..........................            17
     53,406 News Corporation (The) Ord...........................       455,069
     75,000 Publishing & Broadcasting Ltd........................       494,300
     46,000 Tabcorp Holdings Ltd.................................       309,556
    122,049 Telstra Corporation Ltd.+............................       698,451
     86,395 Westpac Banking Corporation..........................       559,692
                                                                    -----------
                                                                      4,729,157
                                                                    -----------

  Belgium -- 1.4%
      1,295 Dexia Belgium (Credit Communal)......................       192,673
     24,298 Fortis (B)...........................................       762,329
     24,570 KBC Bancassurance Holding............................     1,455,653
      4,840 UCB S.A. ............................................       206,956
                                                                    -----------
                                                                      2,617,611
                                                                    -----------

  Brazil -- 0.3%
      9,895 Cemig-CIA Energetica Minas Gerais, Sponsored ADR.....       200,374
     10,959 Pao De Acucar ADS....................................       204,796
     24,305 Telebras Sponsored ADR...............................         1,519
     55,559 Telesp SA ON Shares..................................         4,613
      7,073 Unibanco-Uniao De Bancos Brasileirs, GDR.............       170,194
                                                                    -----------
                                                                        581,496
                                                                    -----------

  Canada -- 0.3%
      9,090 Alcan Aluminum Ltd...................................       288,400
      3,920 Royal Bank of Canada.................................       172,922
                                                                    -----------
                                                                        461,322
                                                                    -----------

  Chile -- 0.1%
      4,775 Chilectra S.A., Sponsored ADR++......................       103,134
                                                                    -----------
  China -- 0.2%
     23,100 Huaneng Power International, Inc. ADR+,++............       395,588
                                                                    -----------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                            ----------

  Denmark -- 0.3%
      2,080 Den Danske Bank.......................................   $  224,803
      4,980 Tele Danmark AS, Series B.............................      244,273
      1,950 UniDanmark AS, Series A...............................      129,694
                                                                     ----------
                                                                        598,770
                                                                     ----------

  France -- 10.3%
      5,966 Alcatel...............................................      839,075
     10,720 Axa Company+..........................................    1,306,665
      5,230 Banque Nationale de Paris (BNP).......................      435,409
      9,180 Carrefour S.A. .......................................    1,347,852
      4,989 Credit Commercial de France...........................      538,716
      2,230 Danone................................................      574,420
        995 Dexia France..........................................      133,071
      1,813 Dexia France FRF100...................................      242,470
      5,070 Elf Aquitaine S.A.....................................      743,357
        970 Equant NV+............................................       89,350
      2,816 Lafarge S.A. Bearer Shares............................      267,515
      2,133 Legrand S.A...........................................      433,833
        572 L'OREAL...............................................      386,326
      9,670 Pinault-Printemps-Redoute S.A.........................    1,657,924
      4,280 Saint Gobain Shares...................................      681,329
     32,756 Sanofi S.A............................................    1,388,818
     15,162 Schneider S.A.........................................      850,627
      3,657 Societe Generale, Class A.............................      643,949
      6,742 Sodexho Alliance S.A..................................    1,160,085
      9,320 STMicroelectronics+...................................      620,345
      3,290 Television Francaise Shares...........................      766,106
     13,018 Total Fina 'B' Bearer Shares..........................    1,677,978
     30,960 Vivendi...............................................    2,505,716
                                                                     ----------
                                                                     19,290,936
                                                                     ----------

  Finland -- 1.0%
     20,590 Nokia AB, Class A.....................................    1,803,267
                                                                     ----------

  Germany -- 5.8%
      2,930 Allianz AG............................................      812,091
     16,083 Bayer AG..............................................      669,473
     21,542 Bayerische HypoVereinsbank............................    1,398,335
     13,374 Deutsche Bank AG+.....................................      815,081
      1,657 Deutsche Bank AG, New+................................      100,986
     19,157 Deutsche Telekom AG...................................      803,353
     18,696 Dresdner Bank AG......................................      730,084
     21,470 Gehe AG...............................................      986,624
      5,430 Hoechst AG............................................      245,612
     12,580 Mannesmann AG.........................................    1,875,573
      2,922 Rhon-Klinikum AG......................................      290,531
      2,180 SAP AG................................................      736,741
      5,558 Siemens AG............................................      428,356
     13,511 VEBA AG...............................................      793,500
      3,960 Volkswagen AG.........................................      253,380
                                                                     ----------
                                                                     10,939,720
                                                                     ----------

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                  T. Rowe Price International Stock Portfolio

                           June 30, 1999 (Unaudited)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                            -----------

 COMMON STOCK -- (Continued)
  Hong Kong -- 2.7%
     50,000 Cheung Kong Holdings Ltd. ............................   $   444,668
    210,000 China Telecom.........................................       583,288
     92,000 CLP Holdings Ltd. ....................................       447,039
     22,000 Dao Heng Bank Group Ltd. .............................        98,678
     82,000 Henderson Land Development Company....................       471,374
    114,000 Hong Kong Telecom.....................................       296,071
     20,000 HSBC Holdings Plc Shares..............................       729,513
    131,000 Hutchison Whampoa Ltd.................................     1,186,135
     97,000 New World Development Company Ltd.....................       290,677
     43,000 Sun Hung Kai Properties Ltd. .........................       392,113
                                                                     -----------
                                                                       4,939,556
                                                                     -----------

  India -- 0.1%
     16,000 Mahanagar Telephone Niagam Ltd., GDR..................       158,400
                                                                     -----------

  Ireland -- 0.1%
     14,409 CBT Group Plc, Sponsored ADR..........................       237,749
                                                                     -----------

  Italy -- 5.8%
     19,840 Assicurazioni Generali S.p.A. Shares..................       686,856
    107,000 Banca di Roma.........................................       153,795
     22,000 Banca Popolare di Brescia.............................       941,843
    174,772 Ente Nazionale Idrocarburi............................     1,042,642
      7,980 Gucci Group NV, NY Shares.............................       558,600
    323,000 Instituto Nazional Assicurazioni Shares...............       748,807
     34,740 Italgas (Societe Italiana II Gas) S.p.A. Shares.......       145,683
     59,765 Mediolanum Shares.....................................       458,763
     52,384 San Paolo IMI.........................................       712,455
    288,315 Telecom Italia S.p.A..................................     2,994,419
    240,353 Tim S.p.A.............................................     1,433,880
    176,553 UniCredito Italiano S.p.A. ...........................       774,942
                                                                     -----------
                                                                      10,652,685
                                                                     -----------

  Japan -- 17.2%
     61,000 Canon, Inc............................................     1,755,105
     23,000 Citizen Watch Company.................................       199,669
     33,000 Daichi Pharmaceutical Company.........................       512,394
     40,000 Daiwa House Industry Company..........................       421,000
         74 DDI Corporation.......................................       460,703
     63,000 Denso Corporation.....................................     1,281,356
         94 East Japan Railway Company............................       505,167
      8,800 Fanuc Ltd.............................................       472,923
     31,000 Fujitsu Ltd...........................................       624,101
     77,000 Hitachi Ltd...........................................       722,571
      4,000 Honda Motor Company Ltd. .............................       169,657
     11,000 Ito-Yokado Company Ltd. ..............................       736,668

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                            -----------

     34,000 Kao Corporation.......................................   $   955,767
     21,000 Kokuyo Company Ltd....................................       338,570
     17,000 Komori Corporation....................................       306,408
     48,000 Kuraray Company Ltd. .................................       577,826
     15,000 Kyocera Corporation...................................       880,529
     24,000 Makita Corporation....................................       271,650
     49,000 Marui Company Ltd.....................................       810,252
     74,000 Matsushita Electric Industrial Company................     1,437,784
     44,000 Mitsubishi Corporation................................       298,305
    203,000 Mitsubishi Heavy Industries Ltd.......................       824,084
     94,000 Mitsui Fudosan Company Ltd. ..........................       761,637
     21,000 Murata Manufacturing Company Ltd. ....................     1,382,059
    116,000 NEC Corporation.......................................     1,443,406
        142 Nippon Telegraph & Telephone Corporation..............     1,655,395
     75,000 Nomura Securities Company Ltd.........................       878,669
         68 NTT Mobile Communications Network, Inc.+..............       910,790
         17 NTT Mobile Communications Network Shares..............       230,508
     49,000 Sankyo Company Ltd. ..................................     1,235,635
     58,000 Sekisui Chemical Company Ltd. ........................       336,635
     41,000 Sekisui House Ltd. ...................................       442,712
      5,620 Seven-Eleven Japan Company Ltd........................       551,081
     25,000 Shinetsu Chemical Company Ltd.........................       837,123
     22,000 Shiseido Company Ltd. ................................       329,955
     16,600 Sony Corporation......................................     1,791,071
     78,000 Sumitomo Corporation..................................       570,732
     99,000 Sumitomo Electric Industries Ltd......................     1,126,284
     15,000 TDK Corporation.......................................     1,372,881
     17,000 Tokio Marine & Fire Insurance Company.................       184,829
      6,700 Tokyo Electron Ltd. ..................................       454,791
     37,000 Toppan Printing Company Ltd...........................       413,287
     26,000 Toshiba Corporation...................................       185,515
     22,000 UNY Company Ltd. .....................................       331,046
                                                                     -----------
                                                                      31,988,530
                                                                     -----------

  Korea -- 0.7%
     14,000 Korea Telecom Corporation, Sponsored ADR+.............       560,000
      5,421 Samsung Electronics Company...........................       594,788
        138 SK Telecom Company Ltd. ..............................       184,795
                                                                     -----------
                                                                       1,339,583
                                                                     -----------

  Luxemborg -- 0.1%
      1,100 Societe Europeene Satel+..............................       163,207
                                                                     -----------

  Mexico -- 1.7%
     40,310 Cemex S.A., Sponsored ADS.............................       396,800
     16,590 Cemex S.A., Class B+..................................        82,115
     68,340 FEMSA (Fomento Economico Mex S.A.), Units.............       273,070

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                  T. Rowe Price International Stock Portfolio

                           June 30, 1999 (Unaudited)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                            -----------

 COMMON STOCK -- (Continued)
  Mexico -- (Continued)
      8,213 Gruma S.A. de CV, Series B, Sponsored ADR++...........   $    55,435
     34,815 Gruma S.A. de CV, Series B............................        58,302
     84,790 Grupo Industrial Maseca S.A., Class B.................        50,326
     75,944 Grupo Modelo S.A. de CV, Series C.....................       216,523
      7,585 Grupo Televisa-GDR (2 Part Cert) (DTC)................       339,903
     69,076 Kimberly-Clark de Mexico, Class A.....................       284,065
     16,364 Telefonos de Mexicano S.A. de CV, ADS.................     1,322,416
     10,200 TV Aztec ADS..........................................        52,913
                                                                     -----------
                                                                       3,131,868
                                                                     -----------

  Netherlands -- 8.5%
     35,400 ABN Amro Holdings NV..................................       765,962
     29,999 Ahold NV..............................................     1,032,376
      3,976 Akzo Nobel NV.........................................       167,144
     20,240 ASM Lithography Holding NV+...........................     1,169,925
     13,477 CSM CVA Non-Exchange Shares...........................       672,778
     66,460 Elsevier NV...........................................       770,367
     34,830 Fortis (NL) NV........................................     1,074,818
     46,140 ING Groep NV, CVA Shares..............................     2,495,868
      4,254 Koninklijke KPN NV....................................       199,431
     11,140 Numico (Koninklijke) NV Shares (Part-Exchange)........       394,273
     13,478 Philips Electronics Shares............................     1,328,297
     22,350 Royal Dutch Petroleum Company.........................     1,308,009
      4,254 TNT Post Groep NV Shares..............................       101,469
     11,982 Unilever NV...........................................       806,788
     13,670 VNU NV................................................       545,789
     74,660 Wolters Kluwer NV.....................................     2,969,341
                                                                     -----------
                                                                      15,802,635
                                                                     -----------

  New Zealand -- 0.2%
    103,000 Telecom Corporation of New Zealand, Ltd.+.............       441,720
                                                                     -----------

  Norway -- 0.8%
      2,170 Bergesen d.y. ASA, A Shares...........................        31,941
     15,620 Norsk Hydro ASA.......................................       588,664
     59,030 Orkla ASA, A Shares...................................       917,569
                                                                     -----------
                                                                       1,538,174
                                                                     -----------

  Portugal -- 0.5%
     30,423 Jeronimo Martins SGPS.................................     1,004,023
                                                                     -----------

  Russia -- 0.0%#
      7,240 OAO Gazprom ADS.......................................        81,631
                                                                     -----------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                            -----------

  Singapore -- 0.5%
     18,904 Singapore Press Holdings Ltd. (F).....................   $   322,101
     80,000 United Overseas Bank Ltd. (F).........................       559,342
                                                                     -----------
                                                                         881,443
                                                                     -----------

  Spain -- 3.0%
     14,808 Argentaria S.A........................................       337,036
     20,970 Banco Bilbao Vizcaya+.................................       302,706
      3,180 Banco Popular Espanol S.A.............................       228,537
     82,052 Banco Santander Central Hispano S.A. (Banesto)........       853,877
     28,988 Empresa Nacional de Electricidad (Endesa).............       617,666
      4,589 Gas Natural S.D.G., S.A...............................       333,343
     44,776 Iberdrola S.A.........................................       681,413
     20,496 Repsol S.A............................................       418,137
     37,116 Telefonica S.A........................................     1,786,306
                                                                     -----------
                                                                       5,559,021
                                                                     -----------

  Sweden -- 3.6%
     30,090 ABB AB, Series A......................................       400,574
     39,433 Astrazeneca Ordinary Shares...........................     1,537,693
     18,610 Atlas Copco AB, Series B..............................       499,877
     50,740 Electrolux Company AB, Series B.......................     1,064,026
      4,870 Esselte AB, Series B..................................        50,489
      4,355 Granges AB............................................        73,881
     69,880 Hennes & Mauritz AB, Series B.........................     1,728,837
    139,872 Nordbanken Holding AB.................................       818,972
     15,380 Sandvik AB, Series B..................................       340,640
     13,534 Securitas AB, Series B................................       202,494
                                                                     -----------
                                                                       6,717,483
                                                                     -----------

  Switzerland -- 6.0%
        511 ABB AG, Bearer Shares.................................       755,577
      2,175 Adecco S.A............................................     1,164,754
      4,220 Credit Suisse Group, Registered Shares................       729,785
      1,526 Nestle S.A., Registered Shares........................     2,747,879
      1,469 Novartis AG, Registered Shares........................     2,143,767
        156 Roche Holding AG, Genusch.............................     1,602,623
        795 Swisscom..............................................       298,987
      5,767 UBS AG, Registered Shares+............................     1,720,275
                                                                     -----------
                                                                      11,163,647
                                                                     -----------

  United Kingdom -- 17.8%
     52,000 Abbey National Plc....................................       976,203
    178,000 ASDA Group Plc........................................       609,544
     57,353 B G Plc...............................................       350,310
     48,000 BP Amoco Common Stock.................................       860,254
    119,000 Cable & Wireless Plc..................................     1,516,534
    197,536 Cadbury Schweppes Plc.................................     1,252,471
    128,200 Caradon Plc...........................................       302,103
     39,600 Centrica Plc+.........................................        93,161

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                  T. Rowe Price International Stock Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------

 COMMON STOCK -- (Continued)
  United Kingdom -- (Continued)
    133,000 Compass Group Plc....................................   $  1,318,644
    227,464 Diageo Plc...........................................      2,375,329
     45,000 Electrocomponents Plc................................        333,022
     14,000 GKN Plc..............................................        238,991
     89,000 Glaxo Wellcome Plc...................................      2,473,247
     16,000 Hays Plc.............................................        168,596
     80,000 Hilton Group Plc.....................................        317,457
    209,000 Kingfisher Plc.......................................      2,404,885
     28,000 Laing (John), Plc, Class A...........................        139,246
    204,000 National Westminster Bank Plc........................      4,324,916
     45,000 Rank Group Plc.......................................        178,924
    232,000 Reed International Plc...............................      1,547,783
     61,000 Rio Tinto Plc........................................      1,022,569
     29,518 Rolls-Royce Plc......................................        124,927
    116,000 Safeway, Inc.........................................        464,884
    394,000 Shell Transport & Trading Company....................      2,954,610
     58,000 Smith (David S.) Holdings Plc........................        135,762
    251,200 SmithKline Beecham Plc...............................      3,264,642
    288,000 Tesco Plc............................................        741,090
    240,364 Tomkins Plc..........................................      1,041,903
     92,857 Unilever Plc.........................................        825,504
     79,000 United News & Media Plc..............................        759,595
                                                                    ------------
                                                                      33,117,106
                                                                    ------------

            Total Common Stock (Cost $129,312,534)...............    171,004,225
                                                                    ------------

 PREFERRED STOCK -- 2.5%
  Australia -- 0.3%
     48,107 News Corporation (The) Ltd...........................        366,031
    169,600 Star City Holdings Ltd.+.............................        164,808
                                                                    ------------
                                                                         530,839
                                                                    ------------

  Brazil -- 1.8%
 23,967,906 Banco Bradesco S.A...................................        121,836
    265,000 Banco Itau SA PN Shares of NPV.......................        136,204
  5,860,036 Cemig-CIA Energetica Minas Gerais....................        122,496
    240,000 Ciment Itau+.........................................         23,043
  2,896,549 Petroleo Brasiliero S.A. Petrobras...................        449,902
     23,305 Telebras DfD1 ADR....................................      2,101,820
      7,550 Telemig-Telec De Minas Gerais SA "B' PN Shs NP.......            188
  1,766,117 Telesp S.A...........................................        209,480
  1,684,346 Telesp Celular S.A., Class B+........................         83,813
                                                                    ------------
                                                                       3,248,782
                                                                    ------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------

  Germany -- 0.4%
      2,042 Fielmann AG..........................................   $     75,533
        870 Fresenius AG.........................................        153,733
      1,243 SAP AG Non Vtg. Pref. Shares.........................        496,281
                                                                    ------------
                                                                         725,547
                                                                    ------------

            Total Preferred Stock (Cost $4,016,439)..............      4,505,168
                                                                    ------------

 RIGHTS -- 0.0%# (Cost $0)
  Korea -- 0.0%
         32 SK Telecom Company Ltd. Rights expire 07/30/1999+....         16,223
                                                                    ------------

TOTAL INVESTMENTS (Cost $133,328,973*).....................  94.3%   175,525,616
OTHER ASSETS AND LIABILITIES (Net).........................   5.7%    10,579,121
                                                            ------  ------------
NET ASSETS................................................. 100.0%  $186,104,737
                                                            ======  ============

-----------
  * Aggregate cost for federal tax purposes.
  + Non-income producing security.
  ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  # Amount represents less than 0.1%

Abbreviations:
ADR -- American Depositary Receipt
ADS -- American Depositary Shares
(F) -- Foreign or Alien Shares
GDR -- Global Depositary Receipt
Ord. -- Ordinary

                      See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                  T. Rowe Price International Stock Portfolio

                           June 30, 1999 (Unaudited)

At June 30, 1999, sector diversification of the Portfolio was as follows:

                                                          % of        Value
Sector Diversification                                 Net Assets   (Note 1)
----------------------                                 ---------- -------------
COMMON STOCK:
Banking...............................................    10.8%   $  20,187,586
Telecommunications....................................    10.6       19,763,908
Health and Personal Care..............................    10.0       18,584,522
Multi-Industry........................................     8.5       15,814,640
Food and Grocery Products.............................     8.1       15,065,889
Electronics and Instruments...........................     7.1       13,235,636
Broadcasting and Publishing...........................     5.3        9,906,169
Financial Services....................................     5.2        9,674,296
Energy................................................     3.5        6,558,514
Diversified Industrial Manufacturing..................     3.4        6,357,437
Retail Trade..........................................     2.3        4,319,130
Household Products....................................     2.3        4,308,827
Insurance.............................................     2.2        4,014,588
Transport and Storage.................................     2.1        3,911,557
Utilities.............................................     1.9        3,455,848
Computers and Communication...........................     1.7        3,231,673
Real Estate...........................................     1.6        2,748,241
Machinery and Engineering Services....................     1.4        2,538,098
Construction and Building Materials...................     0.9        1,749,388
Chemicals.............................................     0.9        1,762,421
Metals and Mining.....................................     0.7        1,384,850
Forestry and Paper Products...........................     0.4          758,397
Entertainment and Leisure.............................     0.3          488,480
Textiles and Apparel..................................     0.3          558,600
Automotive............................................     0.2          423,036
Security Services.....................................     0.1          202,494
                                                         -----    -------------
TOTAL COMMON STOCK....................................    91.8      171,004,225
TOTAL PREFERRED STOCK.................................     2.5        4,505,168
TOTAL RIGHTS..........................................     0.0#          16,223
                                                         -----    -------------
TOTAL INVESTMENTS.....................................    94.3      175,525,616
OTHER ASSETS AND LIABILITIES..........................     5.7       10,579,121
                                                         -----    -------------
NET ASSETS............................................   100.0%   $ 186,104,737
                                                         =====    =============

-----------
  # Amount represents less than 0.1%

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                          Endeavor Select 50 Portfolio

                           June 30, 1999 (Unaudited)

                                                                        Value
  Shares                                                              (Note 1)
  ------                                                             -----------

 COMMON STOCK -- 90.6%
  Advertising -- 1.9%
   33,500 HA-LO Industries, Inc.+.................................   $   330,812
    4,750 Snyder Communications, Inc. ............................       155,563
                                                                     -----------
                                                                         486,375
                                                                     -----------

  Aerospace and Defense -- 3.3%
   16,800 Lockheed Martin Corporation.............................       625,800
    7,200 Moog Inc., Class A......................................       247,500
                                                                     -----------
                                                                         873,300
                                                                     -----------

  Banking and Finance -- 5.6%
    7,000 Bank of America Corporation.............................       513,187
   11,000 Household International, Inc. ..........................       521,125
    6,500 National City Corporation...............................       425,750
                                                                     -----------
                                                                       1,460,062
                                                                     -----------

  Building and Construction -- 4.6%
   17,500 Elcor Corporation.......................................       764,531
   15,500 Masco Corporation.......................................       447,562
                                                                     -----------
                                                                       1,212,093
                                                                     -----------

  Business Services -- 2.0%
   20,400 On Assignment, Inc.+ C65................................       532,950
                                                                     -----------

  Computer Service and Software -- 6.2%
    5,450 Comverse Technology, Inc.+..............................       411,475
    4,600 Equant NV, NY Registered Shares+........................       432,975
    3,500 Hewlett-Packard Company.................................       351,750
    5,800 MICROS Systems, Inc.+...................................       197,200
    3,900 Pacific Internet, Ltd.+.................................       184,763
                                                                     -----------
                                                                       1,578,163
                                                                     -----------

  Diversified Chemicals -- 2.3%
    4,700 Dow Chemical Company....................................       596,312
                                                                     -----------

  Drugs -- 3.5%
    5,100 Glaxo Wellcome Plc, Sponsored ADR.......................       288,787
   37,300 Ranbaxy Laboratories, Ltd., GDR.........................       617,315
                                                                     -----------
                                                                         906,102
                                                                     -----------

  Food and Beverages -- 1.0%
   13,000 Coca-Cola Femsa S.A., Sponsored ADR.....................       251,875
                                                                     -----------

  Healthcare Services -- 2.1%
   25,000 First Health Group Corporation+.........................       539,063
                                                                     -----------

  Machinery -- 4.0%
    9,400 Applied Power, Inc., Class A............................       256,738
   18,650 Manitowoc Company, Inc. ................................       776,306
                                                                     -----------
                                                                       1,033,044
                                                                     -----------

                                                                        Value
  Shares                                                              (Note 1)
  ------                                                             -----------

  Manufacturing -- 2.7%
    8,900 Coflexip S.A., Sponsored ADR............................   $   387,150
   19,469 Larsen & Toubro, Ltd., GDR..............................       300,309
                                                                     -----------
                                                                         687,459
                                                                     -----------

  Media and Communications -- 3.8%
   33,300 Avid Technology, Inc.+..................................       536,963
    1,550 Canal Plus..............................................       434,555
                                                                     -----------
                                                                         971,518
                                                                     -----------

  Metals and Mining -- 3.0%
   12,500 Alcoa, Inc. ............................................       773,438
                                                                     -----------

  Paper and Paper Products -- 3.4%
   10,500 International Paper Company.............................       530,250
    6,300 Kimberly-Clark Corporation..............................       359,100
                                                                     -----------
                                                                         889,350
                                                                     -----------

  Petroleum -- Domestic -- 3.6%
   23,000 Coastal Corporation (The)...............................       920,000
                                                                     -----------

  Petroleum -- International -- 4.2%
   10,200 Amerada Hess Corporation................................       606,900
   11,200 Halliburton Company.....................................       506,800
                                                                     -----------
                                                                       1,113,700
                                                                     -----------

  Real Estate -- 1.8%
  234,000 DBS Land, Ltd. .........................................       467,450
                                                                     -----------

  Retail -- 7.9%
    9,500 Albertson's, Inc. ......................................       489,844
   25,200 Duane Reade, Inc.+......................................       771,750
    8,200 Linens 'n Things, Inc.+.................................       358,750
   12,600 Nordstrom, Inc. ........................................       422,100
                                                                     -----------
                                                                       2,042,444
                                                                     -----------

  Telecommunications -- 17.1%
   16,100 AT&T Canada, Inc.+......................................     1,031,406
   21,600 COLT Telecom Group Plc, Sponsored ADR+..................       453,166
    5,500 Global TeleSystems Group, Inc.+.........................       445,500
   15,955 Hellenic Telecommunication Organization S.A. ...........       341,568
    8,000 Hellenic Telecommunication Organization S.A., ADR+......        88,500
    8,200 Korea Telecom Corporation...............................       544,069
    4,720 Magyar Tavkozlesi Rt., Sponsored ADR....................       129,800
   41,700 Magyar Tavkozlesi Rt. ..................................       225,294
    7,280 Nokia Corporation, Sponsored ADR, Class A...............       666,575
   35,300 Orange Plc, ADR+........................................       517,467
                                                                     -----------
                                                                       4,443,345
                                                                     -----------

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                          Endeavor Select 50 Portfolio

                           June 30, 1999 (Unaudited)

                                                                        Value
  Shares                                                              (Note 1)
  ------                                                             -----------

 COMMON STOCK -- (Continued)
  Textiles and Apparel -- 5.5%
  109,000 Chaus (Bernard), Inc.+..................................   $   313,375
    6,000 Gucci Group NV, NY Shares...............................       420,000
   62,400 Reliance Industries, Ltd., GDR..........................       627,120
    7,400 Reliance Industries, Ltd., Sponsored GDR+...............        74,370
                                                                     -----------
                                                                       1,434,865
                                                                     -----------

  Transportation -- 1.1%
   13,300 Swift Transportation Company, Inc.+.....................       292,600
                                                                     -----------

          Total Common Stock (Cost $19,617,981)...................    23,505,508
                                                                     -----------

 PREFERRED STOCK -- 4.9%
   10,200 Petroleo Brasileiro S.A., ADR...........................       158,430
  310,000 Siam Commercial Bank Public Company, Ltd.+..............       441,356
    7,500 Telecomunicacoes Brasileiras S.A., Sponsored ADR+.......       676,406
                                                                     -----------

          Total Preferred Stock (Cost $979,201)...................     1,276,192
                                                                     -----------

 Principal                                                             Value
  Amount                                                             (Note 1)
 ---------                                                          -----------

 REPURCHASE AGREEMENT -- 3.7% (Cost $972,000)
 $ 972,000 Agreement with UBS, 4.830% to be repurchased at
           $972,130 on 07/01/1999, collateralized by $778,000
           U.S. Treasury Bond, 10.375% due 11/15/2012, market
           value $991,950........................................   $   972,000
                                                                    -----------

TOTAL INVESTMENTS
 (Cost $21,569,181*)........................................  99.2%  25,753,699
OTHER ASSETS AND LIABILITIES (Net)..........................   0.8%     301,789
                                                             ------ -----------
NET ASSETS.................................................. 100.0% $26,055,488
                                                             ====== ===========

-----------
  * Aggregate cost for federal tax purposes.
  + Non-income producing security.

Abbreviations:
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                         Endeavor High Yield Portfolio

                           June 30, 1999 (Unaudited)

 Principal                                                            Value
   Amount                                                            (Note 1)
 ---------                                                         ------------


 CORPORATE FIXED INCOME SECURITIES -- 91.1%
  Aerospace and Defense -- 0.7%
 $  125,000 BE Aerospace,
             Senior Subordinate Notes,
             8.000% due 03/01/2008..............................   $    116,875
                                                                   ------------
  Automotive -- 3.3%
     50,000 Dura Operating Corporation, Senior Subordinate
             Notes, 9.000% due 05/01/2009++.....................         47,750
    225,000 Federal-Mogul Corporation, 7.500% due 01/15/2009++..        207,639
            Hayes Lemmerz International, Inc., Company
             Guarantee,
     50,000  11.000% due 07/15/2006.............................         54,125
    100,000  9.125% due 07/15/2007..............................        100,500
     75,000 Oxford Automotive, Inc., Company Guarantee,
             10.125% due 06/15/2007.............................         75,187
     50,000 Williams Scotsman, Inc., Company Guarantee,
             9.875% due 06/01/2007..............................         48,437
                                                                   ------------
                                                                        533,638
                                                                   ------------

  Broadcasting and Media -- 14.9%
    150,000 Adelphia Communications, 8.375% due 02/01/2008......        144,375
    100,000 Chancellor Media Corporation, Company Guarantee,
             8.750% due 06/15/2007..............................         99,500
    125,000 Chancellor Media Corporation, Senior Notes,
             8.000% due 11/01/2008..............................        122,500
    175,000 Charter Community Holdings LLC, Senior Notes,
             8.250% due 04/01/2007++............................        167,562
    110,000 Charter Community Holdings LLC, Senior Discount
             Notes, 9.920% due 04/01/2011++.....................         68,200
     70,000 Classic Cable, Inc., Senior Subordinate Notes,
             9.875% due 08/01/2008++............................         72,450
     75,000 Cumulus Media, Inc.,
             Company Guarantee,
             10.375% due 07/01/2008.............................         79,500
    200,000 Echostar DBS Corporation,
             Senior Notes,
             9.375% due 02/01/2009++............................        204,000
    100,000 Fox/Liberty Networks LLC, Senior Notes,
             8.875% due 08/15/2007..............................        104,000
    175,000 Frontiervision LP, Senior Notes, 11.000% due
             10/15/2006.........................................        190,750
     50,000 Global Crossing Holdings Ltd., Company Guarantee,
             9.625% due 05/15/2008..............................         54,000

 Principal                                                            Value
   Amount                                                            (Note 1)
 ---------                                                         ------------


            Granite Broadcasting Corporation, Senior Subordinate
            Notes:
 $   25,000  10.375% due 05/15/2005.............................   $     25,250
    100,000  8.875% due 05/15/2008..............................         97,000
    125,000 Hollinger International Publishing, Company
             Guarantee,
             9.250% due 03/15/2007..............................        127,812
            Lenfest Communications, Senior Subordinate Notes:
     75,000  10.500% due 06/15/2006.............................         86,250
     50,000  8.250% due 02/15/2008..............................         50,812
    100,000 Lin Television Corporation, Company Guarantee,
             8.375% due 03/01/2008..............................         96,000
     75,000 Rogers Cablesystem,
             Notes, Yankee,
             9.625% due 08/01/2002..............................         78,562
     75,000 Satelites Mexicanos S.A.,
             Senior Notes, 10.125% due 11/01/2004...............         59,719
    125,000 Telemundo Holdings, Inc.,
             Senior Discount Notes,
             11.500% due 08/15/2008.............................         63,125
    125,000 TeleWest Communications Plc, Senior Discount Notes,
             9.250% due 04/15/2009/\++...........................         83,281
     65,000 TeleWest Communications Plc, Debentures, Yankee,
             9.625% due 10/01/2006..............................         66,950
    125,000 Time Warner Telecom LLC, Senior Notes,
             9.750% due 07/15/2008..............................        128,125
    245,000 United International Holdings, Inc., Senior Discount
             Notes, 10.750% due 02/15/2008/\.....................        161,700
                                                                   ------------
                                                                      2,431,423
                                                                   ------------

  Building and Construction -- 1.9%
    100,000 Formica Corporation, Senior Subordinate Notes,
             10.875% due 03/01/2009++...........................         97,000
     80,000 MMI Products, Inc., Senior Subordinate Notes,
             11.250% due 04/15/2007.............................         82,000
    125,000 Synthetic Industries, Inc., Senior Subordinate
             Notes,
             9.250% due 02/15/2007..............................        128,750
                                                                   ------------
                                                                        307,750
                                                                   ------------

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                         Endeavor High Yield Portfolio

                           June 30, 1999 (Unaudited)

 Principal                                                            Value
   Amount                                                            (Note 1)
 ---------                                                         ------------


 CORPORATE FIXED INCOME SECURITIES -- (Continued)
  Capital Goods -- 1.2%
 $   85,000 Johnstown America Industries, Inc., Senior
             Subordinate Notes, 11.750% due 08/15/2005..........   $     90,100
     25,000 Johnstown America Industries, Inc., Company
             Guarantee, 11.750% due 08/15/2005..................         26,500
    100,000 Nortek, Inc., Senior Notes,
             9.250% due 03/15/2007..............................        100,000
                                                                   ------------
                                                                        216,600
                                                                   ------------

  Chemicals -- 2.5%
            Lyondell Chemical Company:
     55,000  9.625% due 05/01/2007++............................         56,512
     90,000  9.875% due 05/01/2007++............................         92,025
     50,000 NL Industries, Senior Notes, 11.750% due
             10/15/2003.........................................         53,000
    125,000 PCI Chemicals Canada, Inc., Company Guarantee,
             9.250% due 10/15/2007..............................        106,250
     50,000 Sterling Chemicals, Inc., Senior Subordinate Notes,
             11.250% due 04/01/2007.............................         37,000
     50,000 ZSC Specialty Chemicals Plc, Senior Notes,
             11.000% due 07/01/2009++...........................         50,437
                                                                   ------------
                                                                        395,224
                                                                   ------------

  Commercial Services -- 1.9%
     30,000 Continental Resources, Senior Subordinate Notes,
             10.250% due 08/01/2008.............................         21,975
            Iron Mountain, Inc., Company Guarantee:
     25,000  10.125% due 10/01/2006.............................         26,500
    100,000  8.750% due 09/30/2009..............................         98,750
    100,000 Pierce Leahy Corporation, Senior Subordinate Notes,
             9.125% due 07/15/2007..............................        101,500
            World Color Press, Inc., Senior Subordinate Notes:
     75,000  8.375% due 11/15/2008..............................         74,625
      5,000  7.750% due 02/15/2009..............................          4,612
                                                                   ------------
                                                                        327,962
                                                                   ------------

  Consumer Goods -- 0.6%
    100,000 Simmons Company, Senior Subordinate Notes,
             10.250% due 03/15/2009++...........................        101,500
                                                                   ------------
  Containers -- 3.1%
    110,000 Ball Corporation, Company Guarantee,
             8.250% due 08/01/2008..............................        108,350

 Principal                                                            Value
   Amount                                                            (Note 1)
 ---------                                                         ------------


 $   85,000 Gaylord Container Corporation, Senior Notes,
             9.875% due 02/15/2008..............................   $     75,650
    175,000 Gaylord Container Corporation, Senior Notes,
             9.750% due 06/15/2007..............................        167,562
     50,000 Packaging Corporation of America, Senior Subordinate
             Notes,
             9.625% due 04/01/2009++............................         50,750
     70,000 Riverwood International, Company Guarantee,
             10.250% due 04/01/2006.............................         70,700
    100,000 Silgan Holdings, Inc., Senior Subordinate
             Debentures, 9.000% due 06/01/2009..................         99,000
                                                                   ------------
                                                                        572,012
                                                                   ------------

  Cosmetics -- 0.6%
    100,000 Revlon Consumer Products, Inc., Senior Subordinate
             Notes, 8.125% due 02/01/2006.......................         97,500
                                                                   ------------

  Educational -- 0.6%
    100,000 KinderCare Learning Centers, Senior Subordinate
             Notes, 9.500% due 02/15/2009.......................         94,750
                                                                   ------------

  Engineering and Technology -- 4.3%
     25,000 Applied Extrusion Technology, Senior Notes,
             11.500% due 04/01/2002.............................         25,500
    100,000 Argo-Tech Corporation, Company Guarantee,
             8.625% due 10/01/2007..............................         92,500
    250,000 Building Materials Corporation, Senior Notes,
             8.625% due 12/15/2006..............................        249,062
     50,000 CSC Holdings, Inc., Senior Subordinate Notes,
             9.250% due 11/01/2005..............................         52,250
    100,000 General Binding Corporation, Company Guarantee,
             9.375% due 06/01/2008..............................         93,500
     50,000 Moog, Inc., Senior
             Subordinate Notes,
             10.000% due 05/01/2006.............................         52,000
    125,000 Unisys Corporation,
             Senior Notes,
             12.000% due 04/15/2003.............................        136,562
                                                                   ------------
                                                                        701,374
                                                                   ------------

  Entertainment and Leisure -- 5.1%
     50,000 AMC Entertainment, Inc., Senior Subordinate Notes,
             9.500% due 03/15/2009..............................         48,000

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                         Endeavor High Yield Portfolio

                           June 30, 1999 (Unaudited)

 Principal                                                            Value
   Amount                                                            (Note 1)
 ---------                                                         ------------


 CORPORATE FIXED INCOME SECURITIES -- (Continued)
  Entertainment and Leisure -- (Continued)
 $  100,000 Big Flower Press Holdings, Senior Subordinate Notes,
             8.625% due 12/01/2008..............................   $     92,250
     75,000 Boyd Gaming Corporation, Senior Subordinate Notes,
             9.500% due 07/15/2007..............................         74,250
    100,000 Cinemark USA, Inc., Senior Subordinate Notes,
             9.625% due 08/01/2008..............................         98,500
    150,000 Coast Hotels & Casino, Senior Subordinate Notes,
             9.500% due 04/01/2009++............................        144,375
     25,000 Eldorado Resorts LLC, Senior Subordinate Notes,
             10.500% due 08/15/2006.............................         26,594
     50,000 Hollywood Park, Inc., Senior Subordinate Notes,
             9.250% due 02/15/2007..............................         49,625
     35,000 Lady Luck Gaming, First Mortgage,
             11.875% due 03/01/2001.............................         35,525
     90,000 Red Roof Inns, Senior Notes, 9.625% due 12/15/2003..         91,125
     75,000 Regal Cinemas, Inc., Senior Subordinate Notes,
             9.500% due 06/01/2008..............................         70,500
    100,000 Station Casinos, Senior Subordinate Notes,
             8.875% due 12/01/2008..............................         97,500
                                                                   ------------
                                                                        828,244
                                                                   ------------
  Financial -- 1.3%
     95,000 Ono Finance Plc, 13.000% due 05/01/2009++...........         97,612
    150,000 Willis Corroon Corporation, Senior Subordinate
             Notes, 9.000% due 02/01/2009++.....................        144,563
                                                                   ------------
                                                                        242,175
                                                                   ------------


  Industrial -- 8.1%
    125,000 American Standard Companies, Inc., Company
             Guarantee, 7.375% due 02/01/2008...................        117,500
     75,000 Completel Europe NV, Units, 14.000% due
             02/15/2009/\++......................................         39,750
     45,000 Dialog Corporation Plc, Senior Subordinate Notes,
             11.000% due 11/15/2007.............................         40,725
     75,000 Fairfield Manufacturing Company, Inc., Senior
             Subordinate Notes, 9.625% due 10/15/2008++.........         73,688

 Principal                                                            Value
   Amount                                                            (Note 1)
 ---------                                                         ------------


 $   75,000 Huntsman ICI Chemicals, Senior Subordinate Notes,
             10.125% due 07/01/2009++...........................   $     75,750
     75,000 International Knife & Saw, Inc., Senior Notes,
             11.375% due 11/15/2006.............................         70,500
     75,000 K & F Industries, Senior Subordinate Notes,
             9.250% due 10/15/2007..............................         73,875
     75,000 Keystone Consolidated Industries, Senior Notes,
             9.625% due 08/01/2007..............................         72,750
     75,000 Mark IV Industries, Inc., Senior Subordinate Notes,
             7.750% due 04/01/2006..............................         70,877
     25,000 Metal Management, Inc., Company Guarantee,
             10.000% due 05/15/2008.............................         19,750
     60,000 Numatics, Inc., Company Guarantee,
             9.625% due 04/01/2008..............................         48,600
     50,000 Polymer Group, Inc., Company Guarantee,
             9.000% due 07/01/2007..............................         48,500
     90,000 Repap New Brunswick, Inc., Senior Notes,
             9.000% due 06/01/2004..............................         83,475
     85,000 Simonds Industries, Company Guarantee,
             10.250% due 07/01/2008.............................         83,512
            Spectrasite Holdings, Inc., Senior Discount Notes:
     55,000  12.000% due 07/15/2008/\/\++.......................         34,650
    150,000  11.250% due 04/15/2009/\/\++.......................         84,000
     85,000 Thermadyne Holdings Corporation, Debentures, 12.500%
             due 06/01/2008/\/\.................................         40,375
     50,000 Thermadyne Holdings Corporation, Company Guarantee,
             9.875% due 06/01/2008..............................         44,000
     85,000 US Timberlands, Senior Notes, 9.625% due
             11/15/2007.........................................         85,425
    125,000 Venture Holdings Trust, Senior Subordinate Notes,
             9.750% due 04/01/2004..............................        131,094
     50,000 Vlasic Foods International, Inc., Senior Subordinate
             Notes, 10.250% due 07/01/2009++....................         49,250
                                                                   ------------
                                                                      1,388,046
                                                                   ------------

  Machinery/Material Handling -- 1.0%
     85,000 Columbus McKinnon Corporation, Company Guarantee,
             8.500% due 04/01/2008..............................         84,363

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                         Endeavor High Yield Portfolio

                           June 30, 1999 (Unaudited)

 Principal                                                            Value
   Amount                                                            (Note 1)
 ---------                                                         ------------


 CORPORATE FIXED INCOME SECURITIES -- (Continued)
  Machinery/Material Handling -- (Continued)
 $   80,000 Motors and Gears, Inc.,
             Senior Notes,
             10.750% due 11/15/2006.............................   $     80,900
                                                                   ------------
                                                                        165,263
                                                                   ------------

  Medical Services and Supplies -- 1.9%
     25,000 Alaris Medical, Inc.,
             Senior Discount Notes,
             11.125% due 08/01/2008/\/\ ........................         13,563
            Buckeye Technologies, Inc., Senior Subordinate
             Notes:
     35,000  8.500% due 12/15/2005..............................         34,300
    100,000  8.000% due 10/15/2010..............................         95,500
    100,000 Prime Medical Services, Inc., Company Guarantee,
             8.750% due 04/01/2008..............................         97,000
     50,000 Quest Diagnostic, Inc., Senior Subordinate Notes,
             9.875% due 07/01/2009++............................         50,375
                                                                   ------------
                                                                        290,738
                                                                   ------------

  Oil and Gas -- 4.8%
     75,000 Anacomp, Inc.,
             10.875% due 04/01/2004.............................         78,188
     80,000 Chesapeake Energy Corporation, Company Guarantee,
             9.625% due 05/01/2005..............................         73,600
     25,000 Clark R&M, Inc., Senior Notes, 8.625% due
             08/15/2008.........................................         23,250
    100,000 Forest Oil Corporation,
             Company Guarantee,
             10.500% due 01/15/2006.............................        103,750
    100,000 HS Resources, Inc.,
             Company Guarantee,
             9.250% due 11/15/2006..............................         98,500
     50,000 HS Resources, Inc.,
             Senior Subordinate Notes,
             9.250% due 11/15/2006..............................         49,500
     50,000 International Utility Structures, Inc., Senior
             Subordinate Notes, 10.750% due 02/01/2008..........         50,125
    200,000 P&L Coal Holdings Corporation, Company Guarantee,
             9.625% due 05/15/2008..............................        198,500
     90,000 Pool Energy Services Company, Company Guarantee,
             8.625% due 04/01/2008..............................         93,150
     45,000 Pride International, Inc.,
             Senior Notes,
             10.000% due 06/01/2009.............................         45,675
                                                                   ------------
                                                                        814,238
                                                                   ------------

 Principal                                                            Value
   Amount                                                            (Note 1)
 ---------                                                         ------------


  Restaurants and Lodging -- 0.9%
 $   50,000 Florida Panthers Holdings, Senior Subordinate Notes,
             9.875% due 04/15/2009++............................   $     48,000
    110,000 Isle of Capri Casinos,
             Senior Subordinate Notes,
             8.750% due 04/15/2009++............................        103,125
                                                                   ------------
                                                                        151,125
                                                                   ------------

  Retail -- 4.2%
     60,000 Cole National Group, Inc.,
             Senior Subordinate Notes,
             8.625% due 08/15/2007..............................         51,600
     75,000 Finlay Enterprises, Inc.,
             Company Guarantee,
             9.000% due 05/01/2008..............................         71,438
     25,000 Friendly Ice Cream Corporation, Company Guarantee,
             10.500% due 12/01/2007.............................         22,250
     95,000 J Crew Operating Corporation, Senior Subordinate
             Notes, 10.375% due 10/15/2007......................         95,238
            Jitney-Jungle Stores of America, Inc., Company
             Guarantee:
    120,000  12.000% due 03/01/2006.............................         98,400
     10,000  10.375% due 09/15/2007.............................          3,500
    100,000 Musicland Group, Senior Subordinate Notes,
             9.000% due 06/15/2003..............................         95,000
            Pathmark Stores, Senior Subordinate Notes:
     45,000  11.625% due 06/15/2002.............................         45,675
     75,000  9.625% due 05/01/2003..............................         76,500
     45,000 Samsonite Corporation, Senior Subordinate Notes,
             10.750% due 06/15/2008.............................         36,225
     75,000 Southland Corporation, Senior Subordinate
             Debentures, 5.000% due 12/15/2003..................         64,875
                                                                   ------------
                                                                        660,701
                                                                   ------------

  Steel -- 3.0%
            AK Steel Corporation, Senior Notes:
     50,000  9.125% due 12/15/2006..............................         51,250
     25,000  7.875% due 02/15/2009++............................         24,000
     75,000 Algoma Steel, Inc., First Mortgage, Yankee,
             12.375% due 07/15/2005.............................         72,750
    100,000 Commonwealth Aluminum, Senior Subordinate Notes,
             10.750% due 10/01/2006++...........................        102,000
     65,000 Kaiser Aluminum & Chemical Corporation, Senior
             Notes, 9.875% due 02/15/2002.......................         65,488

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                         Endeavor High Yield Portfolio

                           June 30, 1999 (Unaudited)

 Principal                                                            Value
   Amount                                                            (Note 1)
 ---------                                                         ------------


 CORPORATE FIXED INCOME SECURITIES -- (Continued)
  Steel -- (Continued)
 $   50,000 Russel Metals, Inc., Units, Yankee, 10.000% due
             06/01/2009.........................................   $     50,125
     90,000 WCI Steel, Inc., Senior Notes, 10.000% due
             12/01/2004.........................................         91,575
     50,000 Weirton Steel Corporation,
             Senior Notes,
             10.750% due 06/01/2005.............................         47,500
                                                                   ------------
                                                                        504,688
                                                                   ------------

  Telephone and Communications -- 25.2%
    100,000 Albritton Communication, Inc., Senior Subordinate
             Notes, 8.875% due 02/01/2008.......................         96,250
            Allegiance Telecom, Inc., Senior Discount Notes:
     40,000  11.750% due 02/15/2008/\/\.........................         25,000
     60,000  12.875% due 05/15/2008.............................         64,800
    100,000 American Cellular Corporation, Senior Notes,
             10.500% due 05/15/2008/\++.........................        101,500
     50,000 Avalon Cable Holdings, LLP, Senior Discount Notes,
             11.875% due 12/01/2008++...........................         33,125
     75,000 Avalon Cable of Michigan, Senior Subordinate Notes,
             9.375% due 12/01/2008++............................         76,219
     50,000 Bresnan Communications,
             Senior Discount Notes,
             9.250% due 02/01/2009/\/\++........................         32,500
    110,000 Bresnan Communications,
             Senior Notes,
             8.000% due 02/01/2009++............................        108,625
    105,000 Centennial Cellular,
             Senior Subordinate Notes,
             10.750% due 12/15/2008++...........................        108,675
    250,000 Colt Telecom Group Plc,
             Senior Discount Notes,
             12.000% due 12/15/2006/\/\.........................        207,500
    125,000 Dolphin Telecom Plc,
             Senior Discount Notes,
             11.500% due 06/01/2008/\++.........................         62,500
    125,000 Esat Telecom Group Plc,
             Senior Notes,
             11.875% due 12/01/2008++...........................        128,750
     65,000 Esprit Telecom Group Plc,
             Senior Notes,
             10.875% due 06/15/2008.............................         66,950
     50,000 Exodus Communications,
             Senior Notes,
             11.250% due 07/01/2008.............................         52,500

 Principal                                                            Value
   Amount                                                            (Note 1)
 ---------                                                         ------------


 $   75,000 GCI, Inc., Senior Notes,
             9.750% due 08/01/2007..............................   $     75,000
    100,000 Hermes Europe Railtel BV,
             Senior Notes,
             10.375% due 01/15/2009.............................        101,250
    150,000 Hyperion Telecommunications, Senior Subordinate
             Notes, 12.000% due 11/01/2007++....................        153,375
    225,000 Intermedia Communication Corporation, Senior Notes,
             8.875% due 11/01/2007..............................        210,375
            ITC Deltacom, Inc., Senior Notes:
     25,000  11.000% due 06/01/2007.............................         26,875
    110,000  9.750% due 11/15/2008++............................        112,750
    125,000 Jazztel Plc, Units,
             14.000% due 04/01/2009++...........................        132,500
    105,000 L-3 Communications Corporation, Senior Subordinate
             Notes,
             10.375% due 05/01/2007.............................        109,856
    200,000 Level 3 Communications, Inc., Senior Notes,
             9.125% due 05/01/2008..............................        196,750
     90,000 Metromedia Fiber Network, Senior Notes,
             10.000% due 11/15/2008++...........................         92,475
            Metronet Communications, Inc., Senior Discount
             Notes:
    150,000  10.750% due 11/01/2007/\/\.........................        117,000
     35,000  9.950% due 06/15/2008/\/\..........................         25,725
    155,000 Millicom International Cellular, Inc., Senior
             Discount Notes, 13.500% due 06/01/2006/\/\.........        115,475
     85,000 MJD Communications, Inc., Senior Subordinate Notes,
             9.500% due 05/01/2008..............................         84,150
     85,000 Mobile Telecommunication Technologies, Senior Notes,
             13.500% due 12/15/2002.............................         96,050
    275,000 Nextel International, Inc.,
             Senior Discount Notes,
             9.950% due 02/15/2008/\/\++........................        188,375
    200,000 Nextlink Communications,
             Senior Notes,
             10.750% due 06/01/2009.............................        205,500
     25,000 Northeast Optic Network,
             Senior Notes,
             12.750% due 08/15/2008.............................         25,875
            NTL, Inc., Senior Notes:
     65,000  9.750% due 04/01/2008/\/\++........................         43,550
    250,000  12.375% due 10/01/2008/\/\.........................        167,500
    115,000 Pagemart Wireless, Inc.,
             Senior Discount Notes,
             11.250% due 02/01/2008/\/\.........................         46,000
     40,000 PSI Net, Inc., Senior Notes, 11.500% due
             11/01/2008++.......................................         42,200

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                         Endeavor High Yield Portfolio

                           June 30, 1999 (Unaudited)

 Principal                                                            Value
   Amount                                                            (Note 1)
 ---------                                                         ------------


 CORPORATE FIXED INCOME SECURITIES -- (Continued)
  Telephone and Communications -- (Continued)
            Qwest Communications, Senior Notes:
 $   75,000  7.500% due 11/01/2008++............................   $     74,991
     50,000  7.250% due 11/01/2008++............................         49,003
     50,000 Rural Cellular Corporation, Senior Subordinate
             Notes, 9.625% due 05/15/2008.......................         50,250
    140,000 Triton Communications LLC, Company Guarantee,
             11.000% due 05/01/2008/\/\.........................         89,950
     25,000 Verio, Inc., Senior Notes,
             10.375% due 04/01/2005.............................         25,438
    100,000 Versatel Telecom BV,
             Senior Notes,
             13.250% due 05/15/2008++...........................        103,500
    130,000 Viatel, Inc., Senior
             Discount Notes,
             12.500% due 04/15/2008/\/\.........................         83,200
     30,000 Western Wireless, Inc., Senior Subordinate Notes,
             10.500% due 02/01/2007.............................         32,363
                                                                   ------------
                                                                      4,042,195
                                                                   ------------
            Total Corporate Fixed Income Securities (Cost
             $15,307,389).......................................     14,984,021
                                                                   ------------

 AGENCY SECURITY -- 5.5% (Cost $900,000)
    900,000 Federal Home Loan Mortgage Corporation (FHLMC):
             4.600% due 07/01/1999..............................        900,000
                                                                   ------------

   Shares
   ------
 PREFERRED STOCK -- 1.0%
        516 Crown Castle International Corporation, Convertible,
             12.750% due 12/15/2010++...........................         54,174
     35,800 CSC Holdings, Inc.,
             11.125% due 04/01/2008.............................         40,544
     50,000 Global Crossing Holdings Ltd., 10.500% due
             12/01/2008.........................................         53,000
        537 Viatel Inc., Convertible,
             10.000% due 04/15/2010.............................         30,139
                                                                   ------------

            Total Preferred Stock
             (Cost $138,729)....................................        177,857
                                                                   ------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


 WARRANTS -- 0.0% ## (Cost $0)
         100 VersaTel Telecom BV,
              Expire 05/15/2008~.................................   $      5,000
                                                                    ------------

TOTAL INVESTMENTS
 (Cost $16,346,118*)........................................   97.6%  16,066,878
OTHER ASSETS & LIABILITIES (Net)............................    2.4%     251,261
                                                              ------ -----------
NET ASSETS..................................................  100.0% $16,318,139
                                                              ====== ===========

-----------
  * Aggregate cost for federal tax purposes.
  ~ Non-Income Producing Security.
  # Rate represents annualized yield at date of purchase.
  ## Amount represents less than 0.1%.
  /\/\Zero coupon security as of June 30, 1999. The coupon shown is the step-up rate.
  ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                      See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                        Endeavor Janus Growth Portfolio

                           June 30, 1999 (Unaudited)

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                           ------------


 COMMON STOCK -- 88.9%
  Broadcasting and Media -- 1.9%
    398,744 AT&T Corporation--Liberty Media Group, Class A+......   $ 14,653,842
                                                                    ------------

  Computer Software and Services -- 15.4%
    593,180 Cisco Systems, Inc.+.................................     38,260,110
    422,411 Dell Computer Corporation+...........................     15,629,207
    189,740 Fiserv, Inc.+........................................      5,941,234
    643,326 Microsoft Corporation+...............................     58,019,964
                                                                    ------------
                                                                     117,850,515
                                                                    ------------

  Consumer Staples -- 1.6%
     90,941 Coca-Cola Company....................................      5,683,812
    274,971 Pepsi Bottling Group, Inc............................      6,341,519
                                                                    ------------
                                                                      12,025,331
                                                                    ------------

  Diversified Operations -- 6.2%
    262,135 General Electric Company.............................     29,621,255
    187,639 Tyco International, Ltd. ............................     17,778,795
                                                                    ------------
                                                                      47,400,050
                                                                    ------------

  Drugs and Medical
   Products -- 5.9%
     64,150 Boston Scientific Corporation........................      2,818,591
    165,024 Lilly (Eli) and Company..............................     11,819,844
    211,760 Medtronic, Inc.......................................     16,490,810
    126,864 Pfizer, Inc. ........................................     13,923,324
                                                                    ------------
                                                                      45,052,569
                                                                    ------------

  Electronics -- 6.7%
    143,509 Lam Research Corporation+............................      6,700,076
    260,058 Texas Instruments, Inc...............................     37,708,410
    115,116 Xilinx, Inc.+........................................      6,590,391
                                                                    ------------
                                                                      50,998,877
                                                                    ------------

  Entertainment and Leisure -- 1.2%
    217,187 Royal Caribbean Cruises, Ltd. .......................      9,501,931
                                                                    ------------

  Financial -- 4.4%
    116,901 American Express Company.............................     15,211,743
    211,588 Firstar Corporation..................................      5,924,464
    208,701 Freddie Mac..........................................     12,104,658
                                                                    ------------
                                                                      33,240,865
                                                                    ------------

  Internet Services -- 11.8%
    178,538 Amazon.com, Inc.+....................................     22,339,567
    525,522 America Online, Inc.+................................     58,070,181
     74,598 At Home Corporation,
             Series A+...........................................      4,023,630

                                                                      Value
   Shares                                                            (Note 1)
   ------                                                          ------------


     40,348 eBay, Inc.+.........................................   $  6,092,548
                                                                   ------------
                                                                     90,525,926
                                                                   ------------

  Oil and Gas -- 1.9%
    176,342 Enron Corporation...................................     14,415,959
                                                                   ------------

  Retail -- 8.9%
    242,286 Costco Companies, Inc.+.............................     19,398,023
    179,858 Home Depot, Inc.....................................     11,589,600
    819,254 Kroger Company......................................     22,887,909
    288,605 Safeway, Inc.+......................................     14,285,948
                                                                   ------------
                                                                     68,161,480
                                                                   ------------

  Telecommunications -- 23.0%
    263,745 Chancellor Media Corporation+.......................     14,538,943
    206,176 Comcast Corporation, Class A+.......................      7,924,890
    366,406 Lucent Technologies, Inc............................     24,709,505
    277,416 MCI WorldCom, Inc.+.................................     23,875,114
     61,600 Nextel Communications, Inc., Class A+...............      3,091,550
      2,132 NEXTLINK Communications, Inc., Class A+.............        158,567
    628,124 Nokia Corporation ADR...............................     57,512,604
    110,480 NTL, Inc.+..........................................      9,521,995
     70,728 Tellabs, Inc.+......................................      4,778,560
    222,771 Time Warner, Inc....................................     16,373,668
     69,734 Vodafone Airtouch Plc, ADR..........................     13,737,499
                                                                   ------------
                                                                    176,222,895
                                                                   ------------
            Total Common Stock
             (Cost $653,452,007)................................    680,050,240
                                                                   ------------

 Principal
   Amount
 ---------
 CORPORATE FIXED INCOME SECURITY -- 0.5%
  (Cost $3,630,788)
 $3,543,000 Charter Commercial Holdings, LLC, Senior Notes,
             8.625% due 04/01/2009+.............................      3,392,422
                                                                   ------------

 AGENCY SECURITIES -- 3.8%
  Federal Mortgage Corporation
   (FMC) -- 2.5%
            FMC:
  9,546,000 4.760% due 08/05/1999#..............................      9,502,770
 10,000,000 4.930% due 09/23/1999#..............................      9,882,100
                                                                   ------------
                                                                     19,384,870
                                                                   ------------

  Federal National Mortgage Association (FNMA) -- 1.3%
            FNMA,
 10,000,000 4.760% due 08/26/1999#..............................      9,925,956
                                                                   ------------
            Total Agency Securities
             (Cost $29,313,693).................................     29,310,826
                                                                   ------------

                       See Notes to Financial Statements.

 Portfolio of Investments

                             Endeavor Series Trust

                        Endeavor Janus Growth Portfolio

                           June 30, 1999 (Unaudited)

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------


 COMMERCIAL PAPER -- 5.4%
 $30,000,000 Associates Corporation of North America,
              5.250% due 07/01/1999#............................   $ 30,000,000
  11,600,000 Prudential Funding Corporation, 5.550% due
              07/01/1999#.......................................     11,600,000
                                                                   ------------
             Total Commercial Paper
              (Cost $41,600,000)................................     41,600,000
                                                                   ------------

TOTAL INVESTMENTS
 (Cost $727,996,488*)......................................  98.6%  754,353,488
OTHER ASSETS AND LIABILITIES (Net).........................   1.4%   11,010,889
                                                            ------ ------------
NET ASSETS................................................. 100.0% $765,364,377
                                                            ====== ============

-----------
  * Aggregate cost for federal tax purposes.
  + Non-income producing security.
  # Rate represents annualized yield at date of purchase.

Abbreviations:
ADR--American Depositary Receipt

                       See Notes to Financial Statements.

                      (This page intentionally left blank)

 Statements of Assets and Liabilities

                             Endeavor Series Trust

                           June 30, 1999 (Unaudited)

                                              Dreyfus
                                Dreyfus         U.S.        Endeavor      Endeavor      Endeavor
                               Small Cap     Government     Enhanced    Opportunity      Value
                                 Value       Securities      Index         Value         Equity
                               Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                              ------------  ------------  ------------  ------------  ------------
ASSETS:
Investments, at value (Note
 1)
 See accompanying schedule..  $176,272,781  $ 92,177,874  $112,029,796  $ 47,411,654  $247,316,014
Repurchase agreements (Note
 1).........................            --            --            --            --            --
Cash........................     1,850,344       876,994        35,068       306,308            --
Foreign currency (Cost
 $3,601 and $24,345,
 $387,396, $21,
 respectively)..............            --            --            --            --            --
Receivable for investment
 securities sold............     4,566,495     8,428,206       412,625     1,885,000     4,350,842
Unamortized organization
 costs (Note 6).............            --            --        14,189        12,398            --
Dividends and/or interest
 receivable.................        46,585     1,126,305        92,724        30,372       249,533
Prepaid expenses............         2,726         1,676         1,651           870         4,586
Variation Margin (Note 1)...            --            --        43,750            --            --
Other Assets................        15,181            --            --            --        10,222
                              ------------  ------------  ------------  ------------  ------------
 Total Assets...............   182,754,112   102,611,055   112,629,803    49,646,602   251,931,197
                              ------------  ------------  ------------  ------------  ------------
LIABILITIES:
Payable for investment
 securities purchased.......     3,907,361    13,891,783     2,619,833     1,984,746     4,851,083
Distributions Payable.......            --            --            --            --            --
Due to Custodian............            --            --            --            --       405,989
Variation Margin (Note 1)...            --       257,046            --            --            --
Investment management fee
 payable (Note 2)...........       109,506        47,082        62,150        30,471       161,434
Accrued expenses and other
 payables...................            --       393,666       100,348        91,796            --
                              ------------  ------------  ------------  ------------  ------------
 Total Liabilities..........     4,016,867    14,589,577     2,782,331     2,107,013     5,418,506
                              ------------  ------------  ------------  ------------  ------------
NET ASSETS..................  $178,737,245  $ 88,021,478  $109,847,472  $ 47,539,589  $246,512,691
                              ============  ============  ============  ============  ============
Investments, at Identified
 Cost.......................  $160,287,797  $ 94,383,589  $ 97,396,563  $ 42,676,833  $181,412,006
                              ============  ============  ============  ============  ============
NET ASSETS consist of:
Undistributed net investment
 income/(loss)..............  $   (284,816) $  2,215,943  $    281,182  $    254,445  $    975,855
Accumulated net realized
 gain/(loss) on investments
 sold, futures contracts,
 forward foreign exchange
 contracts, foreign
 currencies and net other
 assets.....................     8,571,465      (310,248)    3,619,709       (70,560)   12,185,661
Net unrealized
 appreciation/(depreciation)
 of investments, futures
 contracts, forward foreign
 exchange contracts, foreign
 currencies and net other
 assets.....................    15,984,984    (2,503,573)   14,692,716     4,734,821    65,904,006
Paid-in capital.............   154,465,612    88,619,356    91,253,865    42,620,883   167,447,169
                              ------------  ------------  ------------  ------------  ------------
 Total Net Assets...........  $178,737,245  $ 88,021,478  $109,847,472  $ 47,539,589  $246,512,691
                              ============  ============  ============  ============  ============
NET ASSET VALUE, offering
 price and redemption price
 per share of beneficial
 interest outstanding.......  $      15.84  $      11.44  $      17.40  $      12.84  $      22.21
                              ============  ============  ============  ============  ============
Number of Portfolio shares
 outstanding................    11,286,611     7,694,292     6,313,453     3,702,161    11,097,590
                              ============  ============  ============  ============  ============

                       See Notes to Financial Statements.

                                 T.Rowe        T.Rowe        T.Rowe
  Endeavor        Endeavor       Price         Price          Price                                   Endeavor
    Asset          Money         Equity        Growth     International   Endeavor      Endeavor       Janus
 Allocation        Market        Income        Stock          Stock      Select 50     High Yield      Growth
  Portfolio      Portfolio     Portfolio     Portfolio      Portfolio    Portfolio     Portfolio     Portfolio
 ------------   ------------  ------------  ------------  ------------- -----------   -----------   ------------
 $399,919,357   $102,302,339  $286,938,093  $222,893,649  $175,525,616  $24,781,699   $16,066,878   $754,353,488
   6,527,000       5,228,000            --            --            --      972,000            --             --
   4,225,332           1,283            --            --     8,696,186      926,550       271,099        663,305
          --              --         3,584        24,102            --      464,501            21             --
  27,141,888              --     2,847,220     8,408,697     2,083,648      682,110       824,615     71,587,378
          --              --         1,237         1,237            --       28,151        17,558             --
   1,402,938         287,385       621,106       188,359       671,983       33,442       300,118        208,582
       6,970           2,097         5,084         4,147         3,492          446           270         13,899
          --              --            --            --            --           --            --             --
      55,266              --            --            --            --       12,290            --             --
 ------------   ------------  ------------  ------------   ------------ -----------   -----------   ------------
 439,278,751     107,821,104   290,416,324   231,520,191   186,980,925   27,901,189    17,480,559    826,826,652
 ------------   ------------  ------------  ------------   ------------ -----------   -----------   ------------
  66,594,994              --     2,007,897    10,394,945       386,271    1,823,101     1,148,760     60,960,986
          --         404,793            --            --            --           --            --             --
          --              --       554,808       297,343            --           --            --             --
      64,563              --            --            --            --           --            --             --
     223,630          46,358       185,658       139,808       134,698       22,600         9,906        461,547
          --          37,187        22,207        26,348       355,219           --         3,754         39,742
 ------------   ------------  ------------  ------------   ------------ -----------   -----------   ------------
  66,883,187         488,338     2,770,570    10,858,444       876,188    1,845,701     1,162,420     61,462,275
 ------------   ------------  ------------  ------------   ------------ -----------   -----------   ------------
 $372,395,564   $107,332,766  $287,645,754  $220,661,747  $186,104,737  $26,055,488   $16,318,139   $765,364,377
 ============   ============  ============  ============   ============ ===========   ===========   ============
 $343,358,954   $107,530,339  $237,027,978  $174,774,568  $133,328,973  $21,569,181   $16,346,118   $727,996,488
 ============   ============  ============  ============   ============ ===========   ===========   ============
 $ 2,942,479    $         --  $  2,709,135  $    309,086  $    151,405  $    (8,186)  $   461,176   $   (194,626)
  11,875,774           3,661    10,642,786    13,891,935     3,437,294      389,450      (142,663)    (6,230,260)
  63,146,516              --    49,910,338    48,118,821    42,163,110    4,261,535      (279,240)    26,357,000
 294,430,795     107,329,105   224,383,495   158,341,905   140,352,928   21,412,689    16,278,866    745,432,263
 ------------   ------------  ------------  ------------   ------------ -----------   -----------   ------------
 $372,395,564   $107,332,766  $287,645,754  $220,661,747  $186,104,737  $26,055,488   $16,318,139   $765,364,377
 ============   ============  ============  ============   ============ ===========   ===========   ============
 $     19.90    $       1.00  $      21.17  $      25.41  $      16.37  $     12.39   $      9.90   $      71.74
 ============   ============  ============  ============   ============ ===========   ===========   ============
  18,714,414     107,329,105    13,585,625     8,684,764    11,366,163    2,103,052     1,648,518     10,667,968
 ============   ============  ============  ============   ============ ===========   ===========   ============

                       See Notes to Financial Statements.

 Statements of Operations

                             Endeavor Series Trust

               For the Six Months Ended June 30, 1999 (Unaudited)

                                                Dreyfus
                                  Dreyfus         U.S.        Endeavor      Endeavor      Endeavor
                                 Small Cap     Government     Enhanced    Opportunity      Value
                                   Value       Securities      Index         Value         Equity
                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                -----------   -----------   -----------   -----------   -----------
  INVESTMENT INCOME:
  Dividends...................  $   356,347   $        --   $   580,604   $   286,116   $ 1,661,609
  Interest....................       14,730     2,530,595        60,283       169,454       318,866
  Foreign taxes withheld......           --            --          (305)           --            --
                                -----------   -----------   -----------   -----------   -----------
   Total Investment Income....      371,077     2,530,595       640,582       455,570     1,980,475
                                -----------   -----------   -----------   -----------   -----------
  EXPENSES:
  Investment management fee
   (Note 2)...................      608,677       278,509       309,288       180,132       955,091
  Administration fees (Note
   2).........................           --            --            --            --            --
  Custodian fees (Note 2).....       18,594        20,911        21,296         4,659         7,041
  Transfer agent fees.........          313           183           162            96           506
  Marketing fees paid
   indirectly (Note 2)........      209,311            --            --         9,117        80,112
  Professional fees...........       16,974        12,239        13,476         6,697        26,895
  Amortization of organization
   costs (Note 5).............           --         1,593         2,478         2,576            --
  Trustees' fees and expenses
   (Note 2)...................        2,434         2,899         3,988         1,810         4,904
  Printing fees...............        1,777         1,699         2,645           867         2,917
  Insurance fees..............          545           335           330           174           917
  Other.......................        6,701         3,729         5,417         2,726         8,297
                                -----------   -----------   -----------   -----------   -----------
   Subtotal...................      865,326       322,097       359,080       208,854     1,086,680
  Waiver/reimbursement (Note
   2).........................           --            --            --            --            --
  Fees paid indirectly (Note
   2).........................     (209,311)           --            --        (9,117)      (80,112)
  Credits allowed by the
   custodian (Note 2).........         (122)      (14,574)         (120)         (992)       (2,204)
                                -----------   -----------   -----------   -----------   -----------
   Total expenses.............      655,893       307,523       358,960       198,745     1,004,364
                                -----------   -----------   -----------   -----------   -----------
  NET INVESTMENT
   INCOME/(LOSS)..............     (284,816)    2,223,072       281,622       256,825       976,111
                                -----------   -----------   -----------   -----------   -----------
  REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   (Notes 1 and 3):
  Net realized gain/(loss) on:
   Securities.................   10,440,485    (1,651,944)    3,466,370       (69,874)   12,356,018
   Futures contracts..........           --     1,452,694       262,608            --            --
   Foreign currencies and net
    other assets..............           --            --            --            --            --
                                -----------   -----------   -----------   -----------   -----------
  Net realized gain/(loss) on
   investments and foreign
   currency during the
   period.....................   10,440,485      (199,250)    3,728,978       (69,874)   12,356,018
                                -----------   -----------   -----------   -----------   -----------
  Net change in unrealized
   appreciation/(depreciation)
   of:
   Securities.................   24,176,782    (3,123,239)    6,693,637     2,975,351     4,612,607
   Futures contracts..........           --      (177,536)       63,042            --            --
   Written options............           --      (179,527)           --            --            --
   Forward foreign exchange
    contracts.................           --            --            --            --            --
   Foreign currencies and net
    other assets..............           --            --            --            --            (2)
                                -----------   -----------   -----------   -----------   -----------
  Net unrealized appreciation/
   (depreciation) of
   investments and foreign
   currency during the
   period.....................   24,176,782    (3,480,302)    6,756,679     2,975,351     4,612,605
                                -----------   -----------   -----------   -----------   -----------
  Net realized and unrealized
   gain/(loss) on investments
   and foreign currency during
   the period.................   34,617,267    (3,679,552)   10,485,657     2,905,477    16,968,623
                                -----------   -----------   -----------   -----------   -----------
  NET INCREASE/(DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS.................  $34,332,451   $(1,456,480)  $10,767,279   $ 3,162,302   $17,944,734
                                ===========   ===========   ===========   ===========   ===========

-----------
*The Endeavor Janus Growth Portfolio commenced operations on May 1, 1999.

                       See Notes to Financial Statements.

                               T. Rowe       T. Rowe        T. Rowe
  Endeavor        Endeavor      Price         Price          Price                                   Endeavor
    Asset          Money        Equity        Growth     International   Endeavor      Endeavor       Janus
 Allocation        Market       Income        Stock          Stock      Select 50     High Yield      Growth
  Portfolio      Portfolio    Portfolio     Portfolio      Portfolio    Portfolio     Portfolio     Portfolio*
 -----------    -----------  -----------   -----------   ------------- -----------   -----------   -----------
 $   704,493    $        --  $ 3,395,443   $   935,349   $  2,496,310  $   142,459   $        --   $   324,463
   3,657,212      2,630,412      355,531       259,813         11,524       27,966       544,079       473,168
          --             --       (3,629)      (14,863)      (297,648)      (5,605)           --            --
 -----------    -----------  -----------   -----------    -----------  -----------   -----------   -----------
   4,361,705      2,630,412    3,747,345     1,180,299      2,210,186      164,820       544,079       797,631
 -----------    -----------  -----------   -----------    -----------  -----------   -----------   -----------
   1,339,979        261,912    1,059,573       810,191        810,426      133,908        51,845       909,634
          --             --           --            --             --       21,463        21,479        13,046
      27,424          6,918       11,179        16,663         59,677       10,158         4,685        18,000
         772            219          553           429            386           52            27           437
      74,467             --        6,780         3,899             --           --            --            --
      36,710         12,968       31,334        21,686         17,398        3,621         3,638        28,665
          --             --        1,205         1,206             --        3,881         2,221         3,403
       4,279          3,694        8,392         3,653          5,698          955         1,474         5,703
       3,741          1,635        3,015         3,844          2,904          445           711         9,012
       1,394            420        1,017           657            699           89            54         2,835
      10,622          3,110        8,857         5,366         11,251          408         1,973         6,693
 -----------    -----------  -----------   -----------    -----------  -----------   -----------   -----------
   1,499,388        290,876    1,131,905       867,594        908,439      174,980        88,107       997,428
          --             --           --            --             --         (849)       (4,137)       (1,671)
     (74,467)            --       (6,780)       (3,899)            --           --            --            --
     (13,258)       (1,413)         (231)          (74)       (56,634)      (1,125)       (1,477)       (3,500)
 -----------    -----------  -----------   -----------    -----------  -----------   -----------   -----------
   1,411,663        289,463    1,124,894       863,621        851,805      173,006        82,493       992,257
 -----------    -----------  -----------   -----------    -----------  -----------   -----------   -----------
   2,950,042      2,340,949    2,622,451       316,678      1,358,381       (8,186)      461,586      (194,626)
 -----------    -----------  -----------   -----------    -----------  -----------   -----------   -----------
  12,489,048          3,765   10,699,723    14,303,928      4,717,328    2,285,799       (57,951)   (6,230,260)
     358,994             --           --            --             --           --            --            --
          --             --      (37,169)     (101,186)      (187,659)     (63,633)           --            --
 -----------    -----------  -----------   -----------    -----------  -----------   -----------   -----------
  12,848,042          3,765   10,662,554    14,202,742      4,529,669    2,222,166       (57,951)   (6,230,260)
 -----------    -----------  -----------   -----------    -----------  -----------   -----------   -----------
  18,262,811             --   18,366,361     1,606,844        884,015    1,455,470       (21,834)   26,357,000
      63,080             --           --            --             --           --            --            --
          --             --           --            --             --           --            --            --
          --             --           --           186             --           --            --            --
          --             --           36           353        (27,664)     (29,897)           --            --
 -----------    -----------  -----------   -----------    -----------  -----------   -----------   -----------
  18,325,891             --   18,366,397     1,607,383        856,351    1,425,573       (21,834)   26,357,000
 -----------    -----------  -----------   -----------    -----------  -----------   -----------   -----------
  31,173,933          3,765   29,028,951    15,810,125      5,386,020    3,647,739       (79,785)   20,126,740
 -----------    -----------  -----------   -----------    -----------  -----------   -----------   -----------
                                                                                                   $
 $34,123,975    $ 2,344,714  $31,651,402   $16,126,803   $  6,744,401  $ 3,639,553   $   381,801    19,932,114
 ===========    ===========  ===========   ===========    ===========  ===========   ===========   ===========

                       See Notes to Financial Statements.

 Statements of Changes in Net Assets

                             Endeavor Series Trust

               For the Six Months Ended June 30, 1999 (Unaudited)

                                                Dreyfus
                                  Dreyfus         U.S.        Endeavor      Endeavor      Endeavor
                                 Small Cap     Government     Enhanced    Opportunity      Value
                                   Value       Securities      Index         Value         Equity
                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                ------------  -----------   ------------  -----------   -----------
  Net investment
   income/(loss)..............  $   (284,816) $ 2,223,072   $    281,622  $   256,825   $   976,111
  Net realized gain/(loss) on
   investments sold, futures
   contracts, forward foreign
   exchange contracts, foreign
   currencies and net other
   assets during the period...    10,440,485     (199,250)     3,728,978      (69,874)   12,356,018
  Net unrealized
   appreciation/(depreciation)
   of investments, futures
   contracts, forward foreign
   exchange contracts, foreign
   currencies and net other
   assets during the period...    24,176,782   (3,480,302)     6,756,679    2,975,351     4,612,605
                                ------------  -----------   ------------  -----------   -----------
  Net increase/(decrease) in
   net assets resulting from
   operations.................    34,332,451   (1,456,480)    10,767,279    3,162,302    17,944,734
  Distributions to
   shareholders from net
   investment income..........            --   (3,363,808)      (185,617)    (469,456)   (2,612,496)
  Distributions to
   shareholders from net
   realized gains.............   (16,262,533)  (1,591,479)    (4,083,582)    (419,666)   (9,660,903)
  Net increase/(decrease) in
   net assets from Portfolio
   share transactions (Note
   4).........................     2,005,329   11,544,286     39,291,684    (239,878)    (5,260,508)
                                ------------  -----------   ------------  -----------   -----------
  Net increase in net assets..    20,075,247    5,132,519     45,789,764    2,033,302       410,827
  NET ASSETS:
  Beginning of period.........   158,661,998   82,888,959     64,057,708   45,506,287   246,101,864
                                ------------  -----------   ------------  -----------   -----------
                                                                                        $
  End of period...............  $178,737,245  $88,021,478   $109,847,472  $47,539,589   246,512,691
                                ============  ===========   ============  ===========   ===========
  Undistributed net investment
   income/(loss)..............  $   (284,816) $ 2,215,943   $    281,182  $   254,445   $   975,855
                                ============  ===========   ============  ===========   ===========

-----------
* The Endeavor Janus Growth Portfolio commenced operations on May 1, 1999.

                       See Notes to Financial Statements.

                                T. Rowe       T. Rowe        T. Rowe
   Endeavor       Endeavor       Price         Price          Price                                    Endeavor
    Asset          Money         Equity        Growth     International    Endeavor      Endeavor       Janus
  Allocation       Market        Income        Stock          Stock       Select 50     High Yield      Growth
  Portfolio      Portfolio     Portfolio     Portfolio      Portfolio     Portfolio     Portfolio     Portfolio*
 ------------   ------------  ------------  ------------  -------------  -----------   -----------   ------------
 $ 2,950,042    $  2,340,949  $  2,622,451  $    316,678  $  1,358,381   $    (8,186)  $   461,586   $   (194,626)
  12,848,042           3,765    10,662,554    14,202,742     4,529,669     2,222,166       (57,951)    (6,230,260)
  18,325,891              --    18,366,397     1,607,383       856,351     1,425,573       (21,834)    26,357,000
 ------------   ------------  ------------  ------------   ------------  -----------   -----------   ------------
  34,123,975       2,344,714    31,651,402    16,126,803     6,744,401     3,639,553       381,801     19,932,114
  (6,134,468)     (2,340,990)   (5,016,695)     (515,433)   (2,819,874)           --      (252,489)            --
 (81,460,029)             --   (11,857,644)  (16,771,400)   (1,807,333)           --            --             --
  72,865,275       6,397,219    10,540,481    27,520,448      (868,807)   (2,448,850)    6,369,506    745,432,263
 ------------   ------------  ------------  ------------   ------------  -----------   -----------   ------------
  19,394,753       6,400,943    25,317,544    26,360,418     1,248,387     1,190,703     6,498,818    765,364,377
 353,000,811     100,931,823   262,328,210   194,301,329   184,856,350    24,864,785     9,819,321             --
 ------------   ------------  ------------  ------------   ------------  -----------   -----------   ------------
                                                                         $
$372,395,564    $107,332,766  $287,645,754  $220,661,747  $186,104,737    26,055,488   $16,318,139   $765,364,377
 ============   ============  ============  ============   ============  ===========   ===========   ============
 $ 2,942,479    $         --  $  2,709,135  $    309,086  $    151,405   $    (8,186)  $   461,176   $   (194,626)
 ============   ============  ============  ============   ============  ===========   ===========   ============

                       See Notes to Financial Statements.

 Statements of Changes in Net Assets

                             Endeavor Series Trust

                     For the Period Ended December 31, 1998

                                          Dreyfus
                            Dreyfus         U.S.        Endeavor      Endeavor      Endeavor
                           Small Cap     Government     Enhanced    Opportunity      Value
                             Value       Securities      Index         Value         Equity
                           Portfolio     Portfolio     Portfolio*    Portfolio     Portfolio
                          ------------  -----------   -----------   -----------   ------------
Net investment
 income/(loss)..........  $   (352,684) $ 3,392,493   $   181,201   $   462,621   $  2,622,823
Net realized gain/(loss)
 on investments sold,
 futures contracts,
 forward foreign
 exchange contracts,
 foreign currencies and
 net other assets during
 the period.............    14,911,403    1,454,088     3,975,442       418,980      9,505,824
Net unrealized
 appreciation/
 (depreciation) of
 investments, futures
 contracts, forward
 foreign exchange
 contracts, foreign
 currencies and net
 other assets during the
 period.................   (18,149,967)    (259,787)    6,695,474       547,081      4,084,777
                          ------------  -----------   -----------   -----------   ------------
Net increase/(decrease)
 in net assets resulting
 from operations........    (3,591,248)   4,586,794    10,852,117     1,428,682     16,213,424
Distributions to
 shareholders from net
 investment income......      (227,013)  (1,993,080)      (41,306)     (168,154)    (2,379,221)
Distributions to
 shareholders from net
 realized gains.........   (19,963,527)     (14,764)      (94,085)     (273,333)    (4,227,268)
Net increase/(decrease)
 in net assets from
 Portfolio share
 transactions (Note 4)..    36,248,665   33,768,028    33,529,696    17,717,122     20,456,351
                          ------------  -----------   -----------   -----------   ------------
Net increase in net
 assets.................    12,466,877   36,346,978    44,246,422    18,704,317     30,063,286
NET ASSETS:
Beginning of period.....   146,195,121   46,541,981    19,811,286    26,801,970    216,038,578
                          ------------  -----------   -----------   -----------   ------------
End of period...........  $158,661,998  $82,888,959   $64,057,708   $45,506,287   $246,101,864
                          ============  ===========   ===========   ===========   ============
Undistributed net
 investment income......  $         --  $ 3,356,679   $   185,177   $   467,076   $  2,612,240
                          ============  ===========   ===========   ===========   ============

-----------
* The Endeavor Select 50 Portfolio and Endeavor High Yield Portfolio commenced operations on February 3, 1998 and June 1, 1998, respectively.

                       See Notes to Financial Statements.

                                T. Rowe       T. Rowe        T. Rowe
  Endeavor        Endeavor       Price         Price          Price
    Asset          Money         Equity        Growth     International    Endeavor      Endeavor
 Allocation        Market        Income        Stock          Stock       Select 50     High Yield
  Portfolio      Portfolio     Portfolio     Portfolio      Portfolio     Portfolio*    Portfolio*
-------------   ------------  ------------  ------------  -------------  -----------   -----------
$  6,431,715    $  3,814,582  $  5,087,108  $    680,293  $  1,356,902   $   134,600   $   249,387
  80,203,003           1,020    11,839,723    16,344,563     1,625,036    (2,285,879)      (84,649)
 (31,774,719)             --     2,101,927    22,323,987    21,852,242     2,835,962      (257,406)
------------    ------------  ------------  ------------  ------------   -----------   -----------
  54,859,999       3,815,602    19,028,758    39,348,843    24,834,180       684,683       (92,668)
  (4,399,126)     (3,814,561)   (3,237,538)     (304,122)   (1,283,067)           --            --
 (28,024,060)             --    (8,216,569)   (6,475,158)   (1,306,396)           --            --
  27,461,850      49,769,152    57,525,460    38,502,251    (1,948,591)   24,180,102     9,911,989
------------    ------------  ------------  ------------  ------------   -----------   -----------
  49,898,663      49,770,193    65,100,111    71,071,814    20,296,126    24,864,785     9,819,321
 303,102,148      51,161,630   197,228,099   123,229,515   164,560,224            --            --
------------    ------------  ------------  ------------  ------------   -----------   -----------
$353,000,811    $100,931,823  $262,328,210  $194,301,329  $184,856,350   $24,864,785   $ 9,819,321
============    ============  ============  ============  ============   ===========   ===========
$  6,409,743    $         41  $  5,103,379  $    507,841  $  1,612,898   $        --   $   252,079
============    ============  ============  ============  ============   ===========   ===========

                       See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                       Dreyfus Small Cap Value Portfolio

           For a Portfolio share outstanding throughout each period

                            Six Months
                               Ended        Year       Year        Year       Year       Year
                             06/30/99      Ended      Ended       Ended      Ended       Ended
                            (Unaudited)   12/31/98   12/31/97  12/31/96+++# 12/31/95  12/31/94+++
                            -----------   --------   --------  ------------ --------  -----------
  Operating performance:
  Net asset value,
   beginning of period....   $  14.14     $  16.41   $  14.69    $ 12.22    $ 10.98     $ 11.18
                             --------     --------   --------    -------    -------     -------
  Net investment
   income/(loss)..........      (0.03)       (0.03)      0.02       0.12       0.15        0.10
  Net realized and
   unrealized gain/(loss)
   on investments.........       3.32        (0.13)      3.52       2.95       1.36       (0.30)
                             --------     --------   --------    -------    -------     -------
  Net increase/(decrease)
   in net assets resulting
   from investment
   operations.............       3.29        (0.16)      3.54       3.07       1.51       (0.20)
                             --------     --------   --------    -------    -------     -------
  Distributions:
  Dividends from net
   investment income......         --        (0.02)     (0.10)     (0.14)     (0.10)         --
  Distributions from net
   realized gains.........      (1.59)       (2.09)     (1.72)     (0.46)     (0.17)         --
                             --------     --------   --------    -------    -------     -------
  Total distributions.....      (1.59)       (2.11)     (1.82)     (0.60)     (0.27)         --
                             --------     --------   --------    -------    -------     -------
  Net asset value, end of
   period.................   $  15.84     $  14.14   $  16.41    $ 14.69    $ 12.22     $ 10.98
                             ========     ========   ========    =======    =======     =======
  Total return++..........      24.14%       (2.18)%    25.56%     25.63%     14.05%      (1.79)%
                             ========     ========   ========    =======    =======     =======
  Ratios to average net
   assets/supplemental
   data:
  Net assets, end of
   period (in 000's)......   $178,737     $158,662   $146,195    $85,803    $52,597     $35,966
  Ratio of net investment
   income/(loss) to
   average net assets.....      (0.37)%+     (0.23)%     0.20%      0.95%      1.56%       0.89%
  Ratio of operating
   expenses to average net
   assets.................       0.86%+       0.86%      0.91%      0.92%      0.87%       1.03%
  Ratio of operating
   expenses to average net
   assets before fees paid
   indirectly and credits
   allowed by the
   custodian..............       1.14%+       0.94%      0.91%      0.92%      0.87%       1.03%
  Portfolio turnover
   rate...................        122%         183%       127%       171%        75%         77%

---------------------------------
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.
   # The Dreyfus Corporation became the Portfolio's Adviser effective
     September 16, 1996.

                      See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                 Dreyfus U.S. Government Securities Portfolio

           For a Portfolio share outstanding throughout each period

                            Six Months
                               Ended      Year        Year       Year       Year       Period
                             06/30/99    Ended       Ended       Ended     Ended       Ended
                            (Unaudited) 12/31/98    12/31/97  12/31/96+++ 12/31/95  12/31/94*+++
                            ----------- --------    --------  ----------- --------  ------------
  Operating performance:
  Net asset value,
   beginning of period....    $ 12.32   $ 11.87     $ 11.23     $ 11.39   $  9.96      $10.00
                              -------   -------     -------     -------   -------      ------
  Net investment income...       0.25      0.40        0.39        0.62      0.30        0.24#
  Net realized and
   unrealized gain/(loss)
   on investments.........      (0.45)     0.46        0.61       (0.44)     1.25       (0.28)
                              -------   -------     -------     -------   -------      ------
  Net increase/(decrease)
   in net assets resulting
   from investment
   operations.............      (0.20)     0.86        1.00        0.18      1.55       (0.04)
                              -------   -------     -------     -------   -------      ------
  Distributions:
  Dividends from net
   investment income......      (0.46)    (0.41)      (0.36)      (0.22)    (0.12)         --
  Distributions from net
   realized gains.........      (0.22)    (0.00)##       --       (0.12)       --          --
                              -------   -------     -------     -------   -------      ------
  Total distributions.....      (0.68)    (0.41)      (0.36)      (0.34)    (0.12)         --
                              -------   -------     -------     -------   -------      ------
  Net asset value, end of
   period.................    $ 11.44   $ 12.32     $ 11.87     $ 11.23   $ 11.39      $ 9.96
                              =======   =======     =======     =======   =======      ======
  Total return++..........      (1.64)%    7.38%       9.15%       1.81%    15.64%      (0.40)%
                              =======   =======     =======     =======   =======      ======
  Ratios to average net
   assets/supplemental
   data:
  Net assets, end of
   period (in 000's)......    $88,021   $82,889     $46,542     $24,727   $12,718      $3,505
  Ratio of net investment
   income to average net
   assets.................       5.19%+    5.21%       5.74%       5.68%     5.58%       4.14%+
  Ratio of operating
   expenses to average net
   assets.................       0.72%+    0.72%       0.80%       0.82%     0.84%       0.78%+
  Ratio of operating
   expenses to average net
   assets before
   waivers/reimbursement
   and credits allowed by
   the custodian..........       0.75%+    0.73%       0.80%       0.82%     0.84%       1.83%+
  Portfolio turnover
   rate...................        250%      615%        185%        222%      161%        100%

---------------------------------
   * The Portfolio commenced operations on May 13, 1994.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
   # Net investment income before fees waived and reimbursement of expenses by investment manager for the period ended December 31, 1994 was $0.18.
  ## Amount represents less than $(0.01).

                      See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                       Endeavor Enhanced Index Portfolio

           For a Portfolio share outstanding throughout each period

                                                 Six Months
                                                    Ended       Year     Period
                                                   6/30/99     Ended      Ended
                                                 (Unaudited)  12/31/98  12/31/97*
                                                 -----------  --------  ---------
  Operating performance:
  Net asset value, beginning of period.........   $  16.08    $ 12.29    $ 10.00
                                                  --------    -------    -------
  Net investment income........................       0.03       0.04       0.02#
  Net realized and unrealized gain on
   investments.................................       2.07       3.81       2.27
                                                  --------    -------    -------
  Net increase in net assets resulting from
   investment operations.......................       2.10       3.85       2.29
                                                  --------    -------    -------
  Distributions:
  Dividends from net investment income.........      (0.03)     (0.02)        --
  Distributions from net realized gains........      (0.75)     (0.04)        --
                                                  --------    -------    -------
  Total distributions..........................      (0.78)     (0.06)        --
                                                  --------    -------    -------
  Net asset value, end of period...............   $  17.40    $ 16.08    $ 12.29
                                                  ========    =======    =======
  Total return++...............................      13.21%     31.39%     22.90%
                                                  ========    =======    =======
  Ratios to average net assets/supplemental
   data:
  Net assets, end of period (in 000's).........   $109,847    $64,058    $19,811
  Ratio of net investment income to average net
   assets......................................       0.68%+     0.48%      0.55%+
  Ratio of operating expenses to average net
   assets......................................       0.87%+     1.10%      1.30%+
  Ratio of operating expenses to average net
   assets before waivers/reimbursement and
   credits allowed by the custodian............       0.87%+     1.10%      1.56%+
  Portfolio turnover rate......................         25%        78%         6%

---------------------------------
  * The Portfolio commenced operations on May 2, 1997.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated.
  # Net investment income before waiver/reimbursement of expenses by investment manager for the period ended December 31, 1997 was $0.01.

                      See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                      Endeavor Opportunity Value Portfolio

            For a Portfolio share outstanding throughout each period

                                    Six Months
                                       Ended      Year      Year       Period
                                      6/30/99    Ended     Ended        Ended
                                    (Unaudited) 12/31/98  12/31/97    12/31/96*
                                    ----------- --------  --------    ---------
  Operating performance:
  Net asset value, beginning of
   period..........................   $ 12.22   $ 11.75   $ 10.06      $ 10.00
                                      -------   -------   -------      -------
  Net investment income/(loss)#....      0.08      0.11      0.07        (0.00)##
  Net realized and unrealized gain
   on investments..................      0.79      0.50      1.62         0.06
                                      -------   -------   -------      -------
  Net increase in net assets
   resulting from investment
   operations......................      0.87      0.61      1.69         0.06
                                      -------   -------   -------      -------
  Distributions:
  Dividends from net investment
   income..........................     (0.13)    (0.05)    (0.00)##        --
  Distributions from net realized
   gains...........................     (0.12)    (0.09)       --           --
                                      -------   -------   -------      -------
  Total distributions..............     (0.25)    (0.14)    (0.00)          --
                                      -------   -------   -------      -------
  Net asset value, end of period...   $ 12.84   $ 12.22   $ 11.75      $ 10.06
                                      =======   =======   =======      =======
  Total return++...................      7.13%     5.18%    16.81%        0.60%
                                      =======   =======   =======      =======
  Ratios to average net
   assets/supplemental data:
  Net assets, end of period (in
   000's)..........................   $47,540   $45,506   $26,802         $701
  Ratio of net investment
   income/(loss) to average net
   assets..........................      1.14%+    1.22%     1.34%       (1.09)%+
  Ratio of operating expenses to
   average net assets..............      0.88%+    0.98%     1.15%        1.30%+
  Ratio of operating expenses to
   average net assets before
   waivers/reimbursement, fees paid
   indirectly and credits allowed
   by the custodian................      0.93%+    1.00%     1.16%       12.69%+
  Portfolio turnover rate..........        24%       43%       44%           0%

---------------------------------
  * The Portfolio commenced operations on November 18, 1996.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated.
  # Net investment loss before waiver/reimbursement of expenses by investment manager for the period ended December 31, 1996 was ($0.04).
 ## Amount represents less than $(0.01) per share.

                       See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                        Endeavor Value Equity Portfolio

           For a Portfolio share outstanding throughout each period

                            Six Months
                               Ended       Year      Year       Year       Year      Year
                             06/30/99     Ended     Ended       Ended     Ended     Ended
                            (Unaudited)  12/31/98  12/31/97  12/31/96+++ 12/31/95  12/31/94
                            -----------  --------  --------  ----------- --------  --------
  Operating performance:
  Net asset value,
   beginning of period....   $  21.68    $  20.70  $  17.21   $  14.23   $ 10.69   $ 10.28
                             --------    --------  --------   --------   -------   -------
  Net investment income...       0.10        0.22      0.20       0.20      0.15      0.09
  Net realized and
   unrealized gain on
   investments............       1.58        1.36      3.96       3.15      3.52      0.33
                             --------    --------  --------   --------   -------   -------
  Net increase in net
   assets resulting from
   investment operations..       1.68        1.58      4.16       3.35      3.67      0.42
                             --------    --------  --------   --------   -------   -------
  Distributions:
  Dividends from net
   investment income......      (0.24)      (0.22)    (0.14)     (0.13)    (0.09)    (0.01)
  Distributions from net
   realized gains.........      (0.91)      (0.38)    (0.53)     (0.24)    (0.04)       --
                             --------    --------  --------   --------   -------   -------
  Total distributions.....      (1.15)      (0.60)    (0.67)     (0.37)    (0.13)    (0.01)
                             --------    --------  --------   --------   -------   -------
  Net asset value, end of
   period.................   $  22.21    $  21.68  $  20.70   $  17.21   $ 14.23   $ 10.69
                             ========    ========  ========   ========   =======   =======
  Total return++..........       7.71%       7.56%    24.81%     23.84%    34.59%     4.09%
                             ========    ========  ========   ========   =======   =======
  Ratios to average net
   assets/supplemental
   data:
  Net assets, end of
   period (in 000's)......   $246,513    $246,102  $216,039   $127,927   $68,630   $32,776
  Ratio of net investment
   income to average net
   assets.................       0.82%+      1.10%     1.39%      1.29%     1.56%     1.31%
  Ratio of operating
   expenses to average net
   assets.................       0.84%+      0.84%     0.89%      0.91%     0.86%     1.02%
  Ratio of operating
   expenses to average net
   assets before fees paid
   indirectly and credits
   allowed by the
   custodian..............       0.91%+      0.85%     0.89%      0.91%     0.86%     1.02%
  Portfolio turnover
   rate...................         21%         19%       16%        27%       28%       56%

---------------------------------
   + Annualized.
  ++ Total return represents aggregate total return for the years indicated. +++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.

                      See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                      Endeavor Asset Allocation Portfolio

           For a Portfolio share outstanding throughout each period

                            Six Months
                               Ended       Year       Year      Year      Year       Year
                             06/30/99      Ended     Ended     Ended     Ended       Ended
                            (Unaudited)  12/31/98#  12/31/97  12/31/96  12/31/95  12/31/94+++
                            -----------  ---------  --------  --------  --------  -----------
  Operating performance:
  Net asset value,
   beginning of period....   $  23.89    $  22.34   $  18.84  $  16.28  $  13.48   $  14.30
                             --------    --------   --------  --------  --------   --------
  Net investment income...       0.17        0.43       0.32      0.27      0.33       0.28
  Net realized and
   unrealized gain/(loss)
   on investments.........       1.98        3.50       3.45      2.61      2.72      (1.03)
                             --------    --------   --------  --------  --------   --------
  Net increase/(decrease)
   in net assets resulting
   from investment
   operations.............       2.15        3.93       3.77      2.88      3.05      (0.75)
                             --------    --------   --------  --------  --------   --------
  Distributions:
  Dividends from net
   investment income......      (0.43)      (0.32)     (0.27)    (0.32)    (0.25)     (0.07)
  Distributions from net
   realized gains.........      (5.71)      (2.06)        --        --        --         --
                             --------    --------   --------  --------  --------   --------
  Total distributions.....      (6.14)      (2.38)     (0.27)    (0.32)    (0.25)     (0.07)
                             --------    --------   --------  --------  --------   --------
  Net asset value, end of
   period.................   $  19.90    $  23.89   $  22.34  $  18.84  $  16.28   $  13.48
                             ========    ========   ========  ========  ========   ========
  Total return++..........       9.88%      18.39%     20.14%    17.82%    22.91%     (5.28)%
                             ========    ========   ========  ========  ========   ========
  Ratios to average net
   assets/supplemental
   data:
  Net assets, end of
   period (in 000's)......   $372,396    $353,001   $303,102  $240,210  $198,876   $172,449
  Ratio of net investment
   income to average net
   assets.................       1.66%+      1.97%      1.61%     1.59%     2.12%      2.03%
  Ratio of operating
   expenses to average net
   assets.................       0.79%+      0.78%      0.84%     0.85%     0.84%      0.90%
  Ratio of operating
   expenses to average net
   assets before fees paid
   indirectly and credits
   allowed by the
   custodian..............       0.84%+      0.80%      0.84%     0.85%     0.84%      0.90%
  Portfolio turnover
   rate...................        131%        262%        67%       58%       93%        67%

---------------------------------
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.
   # Morgan Stanley Asset Management became the Portfolio's Adviser effective
     April 1, 1998.

                      See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                        Endeavor Money Market Portfolio

            For a Portfolio share outstanding throughout each period

                            Six Months
                               Ended       Year       Year      Year      Year      Year
                             06/30/99      Ended     Ended     Ended     Ended     Ended
                            (Unaudited)  12/31/98#  12/31/97  12/31/96  12/31/95  12/31/94
                            -----------  ---------  --------  --------  --------  --------
  Operating performance:
  Net asset value,
   beginning of period....   $   1.00    $   1.00   $  1.00   $  1.00   $  1.00   $  1.00
                             --------    --------   -------   -------   -------   -------
  Net investment income...     0.0186      0.0485    0.0498    0.0479    0.0540    0.0337
                             --------    --------   -------   -------   -------   -------
  Distributions:
  Dividends from net
   investment income......    (0.0186)    (0.0485)  (0.0498)  (0.0479)  (0.0540)  (0.0336)
  Distributions from net
   realized gains.........         --          --        --        --        --   (0.0001)
                             --------    --------   -------   -------   -------   -------
  Total distributions.....    (0.0186)    (0.0485)  (0.0498)  (0.0479)  (0.0540)  (0.0337)
                             --------    --------   -------   -------   -------   -------
  Net asset value, end of
   period.................   $   1.00    $   1.00   $  1.00   $  1.00   $  1.00   $  1.00
                             ========    ========   =======   =======   =======   =======
  Total return++..........       2.24%       4.96%     5.07%     4.91%     5.54%     3.41%
                             ========    ========   =======   =======   =======   =======
  Ratios to average net
   assets/supplemental
   data:
  Net assets, end of
   period (in 000's)......   $107,333    $100,932   $51,162   $41,545   $27,551   $20,766
  Ratio of net investment
   income to average net
   assets.................       4.46%+      4.92%     4.99%     4.81%     5.37%     3.58%
  Ratio of operating
   expenses to average net
   assets.................       0.55%+      0.60%     0.60%     0.60%     0.60%     0.85%
  Ratio of operating
   expenses to average net
   assets before credits
   allowed by the
   custodian..............       0.55%+      0.60%     0.60%     0.60%     0.60%     0.85%

---------------------------------
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated.
  # Morgan Stanley Asset Management became the Portfolio's Adviser effective
    April 1, 1998.

                       See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                     T. Rowe Price Equity Income Portfolio

           For a Portfolio share outstanding throughout each period

                            Six Months
                               Ended       Year      Year       Year        Period
                             06/30/99     Ended     Ended       Ended       Ended
                            (Unaudited)  12/31/98  12/31/97  12/31/96+++ 12/31/95*+++
                            -----------  --------  --------  ----------- ------------
  Operating performance:
  Net asset value,
   beginning of period....   $  20.04    $  19.34  $  15.49    $ 13.05     $ 10.00
                             --------    --------  --------    -------     -------
  Net investment income...       0.21        0.35      0.25       0.41        0.34
  Net realized and
   unrealized gain on
   investments............       2.26        1.33      4.06       2.17        2.71
                             --------    --------  --------    -------     -------
  Net increase in net
   assets resulting from
   investment operations..       2.47        1.68      4.31       2.58        3.05
                             --------    --------  --------    -------     -------
  Distributions:
  Dividends from net
   investment income......      (0.40)      (0.28)    (0.19)     (0.10)         --
  Distributions from net
   realized gains.........      (0.94)      (0.70)    (0.27)     (0.04)         --
                             --------    --------  --------    -------     -------
  Total distributions.....      (1.34)      (0.98)    (0.46)     (0.14)         --
                             --------    --------  --------    -------     -------
  Net asset value, end of
   period.................   $  21.17    $  20.04  $  19.34    $ 15.49     $ 13.05
                             ========    ========  ========    =======     =======
  Total return++..........      12.33%       8.81%    28.27%     19.88%      30.50%
                             ========    ========  ========    =======     =======
  Ratios to average net
   assets/supplemental
   data:
  Net assets, end of
   period (in 000's)......   $287,646    $262,328  $197,228    $78,251     $21,910
  Ratio of net investment
   income to average net
   assets.................       1.98%+      2.18%     2.47%      2.89%       3.24%+
  Ratio of operating
   expenses to average net
   assets.................       0.85%+      0.85%     0.94%      0.96%       1.15%+
  Ratio of operating
   expenses to average net
   assets before fees paid
   indirectly and credits
   allowed by the
   custodian..............       0.85%+      0.85%     0.94%      0.96%       1.15%+
  Portfolio turnover
   rate...................         15%         20%       23%        19%         16%

---------------------------------
   * The Portfolio commenced operations on January 3, 1995.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.

                      See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                     T. Rowe Price Growth Stock Portfolio

           For a Portfolio share outstanding throughout each period

                            Six Months
                               Ended       Year      Year       Year        Period
                             06/30/99     Ended     Ended       Ended        Ended
                            (Unaudited)  12/31/98  12/31/97  12/31/96+++ 12 /31/95*+++
                            -----------  --------  --------  ----------- -------------
  Operating performance:
  Net asset value,
   beginning of period....   $  25.60    $  20.78  $  16.29    $ 13.72      $ 10.00
                             --------    --------  --------    -------      -------
  Net investment income...       0.03        0.06      0.04       0.11         0.08
  Net realized and
   unrealized gain on
   investments............       1.96        5.76      4.59       2.71         3.64
                             --------    --------  --------    -------      -------
  Net increase in net
   assets resulting from
   investment operations..       1.99        5.82      4.63       2.82         3.72
                             --------    --------  --------    -------      -------
  Distributions:
  Dividends from net
   investment income......      (0.07)      (0.05)    (0.03)     (0.01)          --
  Distributions from net
   realized gains.........      (2.11)      (0.95)    (0.11)     (0.24)          --
                             --------    --------  --------    -------      -------
  Total distributions.....      (2.18)      (1.00)    (0.14)     (0.25)          --
                             --------    --------  --------    -------      -------
  Net asset value, end of
   period.................   $  25.41    $  25.60  $  20.78    $ 16.29      $ 13.72
                             ========    ========  ========    =======      =======
  Total return++..........       8.04%      28.67%    28.57%     20.77%       37.20%
                             ========    ========  ========    =======      =======
  Ratios to average net
   assets/supplemental
   data:
  Net assets, end of
   period (in 000's)......   $220,662    $194,301  $123,230    $59,732      $21,651
  Ratio of net investment
   income to average net
   assets.................       0.31%+      0.43%     0.38%      0.75%        0.69%+
  Ratio of operating
   expenses to average net
   assets.................       0.85%+      0.87%     0.96%      1.01%        1.26%+
  Ratio of operating
   expenses to average net
   assets before fees paid
   indirectly and credits
   allowed by the
   custodian..............       0.86%+      0.87%     0.96%      1.01%        1.26%+
  Portfolio turnover
   rate...................         30%         58%       41%        44%          64%

---------------------------------
   * The Portfolio commenced operations on January 3, 1995.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.

                      See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                  T. Rowe Price International Stock Portfolio

           For a Portfolio share outstanding throughout each period

                            Six Months
                               Ended        Year       Year       Year         Year      Year
                            06/30/99+++     Ended     Ended       Ended       Ended*    Ended
                            (Unaudited)  12/31/98+++ 12/31/97  12/31/96+++   12/31/95# 12/31/94
                            -----------  ----------- --------  -----------   --------- --------
  Operating performance:
  Net asset value,
   beginning of period....   $  16.19     $  14.21   $  13.95   $  12.19      $ 11.31  $ 11.99
                             --------     --------   --------   --------      -------  -------
  Net investment
   income/(loss)..........       0.12         0.12       0.10       0.09         0.09    (0.02)
  Net realized and
   unrealized gain/(loss)
   on investments.........       0.49         2.08       0.26       1.76         1.06    (0.66)
                             --------     --------   --------   --------      -------  -------
  Net increase/(decrease)
   in net assets resulting
   from investment
   operations.............       0.61         2.20       0.36       1.85         1.15    (0.68)
                             --------     --------   --------   --------      -------  -------
  Distributions:
  Dividends from net
   investment income......      (0.26)       (0.11)     (0.10)     (0.09)          --       --
  Distributions from net
   realized gains.........      (0.17)       (0.11)        --      (0.00)##     (0.27)      --
                             --------     --------   --------   --------      -------  -------
  Total distributions.....      (0.43)       (0.22)     (0.10)     (0.09)       (0.27)      --
                             --------     --------   --------   --------      -------  -------
  Net asset value, end of
   period.................   $  16.37     $  16.19   $  14.21   $  13.95      $ 12.19  $ 11.31
                             ========     ========   ========   ========      =======  =======
  Total return++..........       3.77%       15.44%      2.54%     15.23%       10.37%   (5.67)%
                             ========     ========   ========   ========      =======  =======
  Ratios to average net
   assets/supplemental
   data:
  Net assets, end of
   period (000's).........   $186,105     $184,856   $164,560   $134,435      $92,352  $84,102
  Ratio of net investment
   income/(loss) to
   average net assets.....       1.51%+       0.76%      0.74%      0.73%        0.81%   (0.16)%
  Ratio of operating
   expenses to average net
   assets.................       0.95%+       0.98%      1.07%      1.18%        1.15%    1.16%
  Ratio of operating
   expenses to average net
   assets before credits
   allowed by the
   custodian..............       1.01%+       1.10%      1.12%      1.18%        1.15%    1.16%
  Portfolio turnover
   rate...................          8%          21%        19%        11%         111%      88%

---------------------------------
   * Effective March 24, 1995, the name of the Global Growth Portfolio was changed to T. Rowe Price International Stock Portfolio, and the investment objective was changed from investment on a global basis to investment on an international basis (i.e., in non-U.S. companies).
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
   # Rowe Price-Fleming International, Inc. became the Portfolio's Adviser effective January 3, 1995.
  ## Amount represents less than $(0.01) per share.

                      See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                         Endeavor Select 50 Portfolio

           For a Portfolio share outstanding throughout each period

                                                     Six Months
                                                        Ended        Period
                                                      06/30/99        Ended
                                                     (Unaudited)  12/31/98* +++
                                                     -----------  -------------
  Operating performance:
  Net asset value, beginning of period..............   $ 10.66       $ 10.00
                                                       -------       -------
  Net investment income.............................        --          0.07
  Net realized and unrealized gain on investments...      1.73          0.59
                                                       -------       -------
  Net increase in net assets resulting from
   investment operations............................      1.73          0.66
                                                       -------       -------
  Net asset value, end of period....................   $ 12.39       $ 10.66
                                                       =======       =======
  Total return++....................................     16.23%         6.60%
                                                       =======       =======
  Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)..............   $26,055       $24,865
  Ratio of net investment income/(loss) to average
   net assets.......................................     (0.07)%+       0.75%+
  Ratio of operating expenses to average net
   assets...........................................      1.42%+        1.49%+
  Ratio of operating expenses to average net assets
   before waivers/reimbursement and credits allowed
   by the custodian.................................      1.44%+        1.55%+
  Portfolio turnover rate...........................        74%          128%

---------------------------------
   * The Portfolio commenced operations on February 3, 1998.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated. +++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.

                      See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                         Endeavor High Yield Portfolio

            For a Portfolio share outstanding throughout each period

                                                        Six Months
                                                           Ended     Period
                                                         06/30/99     Ended
                                                        (Unaudited) 12/31/98*
                                                        ----------- ---------
  Operating performance:
  Net asset value, beginning of period.................   $  9.69    $ 10.00
                                                          -------    -------
  Net investment income................................      0.19       0.25
  Net realized and unrealized gain/(loss) on
   investments.........................................      0.18      (0.56)
                                                          -------    -------
  Net increase/(decrease) in net assets resulting from
   investment operations...............................      0.37      (0.31)
                                                          -------    -------
  Distributions:
  Dividends from net investment income.................     (0.16)        --
                                                          -------    -------
  Total distributions..................................     (0.16)        --
                                                          -------    -------
  Net asset value, end of period.......................   $  9.90    $  9.69
                                                          =======    =======
  Total return++.......................................      3.83%     (3.10)%
                                                          =======    =======
  Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's).................   $16,318     $9,819
  Ratio of net investment income to average net
   assets..............................................      6.87%+     6.43%+
  Ratio of operating expenses to average net assets....      1.23%+     1.30%+
  Ratio of operating expenses to average net assets
   before waivers/reimbursement and credits allowed by
   the custodian.......................................      1.31%+     1.58%+
  Portfolio turnover rate..............................        39%        26%

---------------------------------
  * The Portfolio commenced operations on June 1, 1998.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                        Endeavor Janus Growth Portfolio

            For a Portfolio share outstanding throughout the period

                                                                      Period
                                                                       Ended
                                                                     06/30/99*
                                                                     Unaudited
                                                                     ---------
  Operating performance:
  Net asset value, beginning of period.............................  $  69.88
                                                                     --------
  Net investment loss..............................................     (0.02)
  Net realized and unrealized gain on investments..................      1.88
                                                                     --------
  Net increase in net assets resulting from investment operations..      1.86
                                                                     --------
  Net asset value, end of period...................................  $  71.74
                                                                     ========
  Total return++...................................................      2.66%
                                                                     ========
  Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's).............................  $765,364
  Ratio of net investment loss to average net assets...............     (0.16)%+
  Ratio of operating expenses to average net assets................      0.82%+
  Ratio of operating expenses to average net assets before
   waivers/reimbursement and credits allowed by the custodian......      0.82%+
  Portfolio turnover rate..........................................        17%

---------------------------------
  * The Portfolio commenced operations on May 1, 1999.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

 Notes to Financial Statements

                             Endeavor Series Trust

                           June 30, 1999 (Unaudited)

1.Significant Accounting Policies

Endeavor Series Trust (the "Fund") was organized as a "Massachusetts business trust" on November 19, 1988 under the laws of the Commonwealth of Massachusetts. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers thirteen managed investment portfolios: Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, Endeavor Enhanced Index Portfolio, Endeavor Opportunity Value Portfolio, Endeavor Value Equity Portfolio, Endeavor Asset Allocation Portfolio, Endeavor Money Market Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, T. Rowe Price International Stock Portfolio, Endeavor Select 50 Portfolio, Endeavor High Yield Portfolio and Endeavor Janus Growth Portfolio (each a "Portfolio" and collectively the "Portfolios"). The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation:

Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, Endeavor Enhanced Index Portfolio, Endeavor Opportunity Value Portfolio, Endeavor Value Equity Portfolio, Endeavor Asset Allocation Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, T. Rowe Price International Stock Portfolio, Endeavor Select 50 Portfolio, Endeavor High Yield Portfolio and Endeavor Janus Growth Portfolio.

Generally, a Portfolio's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees. Portfolio securities for which the primary market is a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the most recently quoted bid price provided by the principal market makers. In the case of any securities that are not actively traded, such investments are stated at fair value as determined under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

Endeavor Money Market Portfolio: Endeavor Money Market Portfolio's investments are valued on the basis of amortized cost under the guidance of the Board of Trustees, based on their determination that this constitutes fair value. Amortized cost involves valuing a portfolio instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Securities Transactions and Investment Income:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                             Endeavor Series Trust

                           June 30, 1999 (Unaudited)

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

Futures Contracts:

Certain of the Portfolios may engage in futures contracts for the purpose of hedging against a decline in the value of the portfolio securities held or in the price of the securities intended to be purchased, in order to maintain liquidity. Upon entering into a futures contract, a Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Portfolio recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/(depreciation), if any, is shown in the financial statements.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

Financial futures contracts open at June 30, 1999 were as follows:

                                                                      Notional
                                                                        Cost       Expiration   Unrealized
                                           Contracts                   Amount         Date      Gain/(Loss)
                           ----------------------------------------- ----------- -------------- -----------
  Dreyfus U.S. Government
   Securities Portfolio... (50) 2 Year U.S. Treasury Note contracts  $10,378,906 September 1999  $(17,969)
                           (32) 5 Year U.S. Treasury Note contracts    3,457,500 September 1999   (30,500)
                           (73) 10 Year U.S. Treasury Note contracts   8,095,758 September 1999   (20,931)
                           (88) 30 Year U.S. Treasury Bond contracts  10,150,821 September 1999   (48,931)
  Endeavor Enhanced Index
   Portfolio.............. 7 S&P 500 contracts                         2,358,492 September 1999    59,483
  Endeavor Asset
   Allocation Portfolio... (38) 2 Year U.S. Treasury Note contracts    7,878,678 September 1999    22,947
                           (42) 10 Year U.S. Treasury Note contracts   4,637,710 September 1999   (32,166)
                           (32) 30 Year U.S. Treasury Bond contracts   3,777,332 September 1999    68,332

Options:

Certain of the Portfolios may purchase or write options which are exchange traded to hedge fluctuation risks in the prices of certain securities. When a Portfolio writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Portfolio for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Portfolio is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments. Written options open as of June 30, 1999 were as follows:

  Dreyfus U.S. Government Securities Portfolio                 Number of  Exercise    Expiration
  Name of Issuer                                               Contracts    Price        Date        Value
  --------------------------------------------                 --------- ----------- ------------- ---------
  10 Year U.S. Treasury note Call.............................    850    $ 101.78125 December 1999 $ (90,313)
  10 Year U.S. Treasury note Put..............................    850         95.125 December 1999  (116,875)

  Dreyfus U.S. Government Securities Portfolio                                Par Amount Premiums Received
  --------------------------------------------                                ---------- -----------------
  Options outstanding at January 1, 1999.....................................   $ 850        $ 207,188
  Options written............................................................      --               --
  Options exercised..........................................................      --               --
  Options expired............................................................      --               --
  Options closed.............................................................      --               --
                                                                                -----        ---------
  Options outstanding at June 30, 1999.......................................   $ 850        $ 207,188
                                                                                =====        =========

                             Endeavor Series Trust

                           June 30, 1999 (Unaudited)


Forward Foreign Currency Contracts:

Dreyfus U.S. Government Securities Portfolio, Endeavor Opportunity Value Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, T. Rowe Price International Stock Portfolio, Endeavor Select 50 Portfolio, Endeavor High Yield Portfolio and Endeavor Janus Growth Portfolio may engage in forward foreign currency exchange contracts. A Portfolio engages in forward foreign currency exchange transactions to protect against changes in future exchange rates. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Portfolio as an unrealized gain or loss. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Foreign Currency:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities, and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/ (depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Repurchase Agreements:

The Portfolios may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to certain costs, losses or delays.

Dividends and Distributions to Shareholders:

Dividends from net investment income of all Portfolios except Endeavor Money Market Portfolio are declared and paid at least annually. Dividends from net investment income of the Endeavor Money Market Portfolio are declared daily and paid monthly. For all Portfolios, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Portfolio, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Portfolios.

Federal Income Taxes:

The Fund intends that each Portfolio separately qualify annually as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

                             Endeavor Series Trust

                           June 30, 1999 (Unaudited)


Permanent differences incurred during the year ended December 31, 1998, resulting from differences in book and tax accounting have been reclassified at year end to undistributed net investment income, accumulated realized gain/(loss) and paid-in capital as follows:

                             Decrease   Increase/(Decrease) Increase/(Decrease)
                              Paid-in    Undistributed Net      Accumulated
                              Capital    Investment Income  Realized Gain/Loss
                             ---------  ------------------- -------------------
Dreyfus Small Cap Value
 Portfolio.................  $    (484)      $ 352,684          $ (352,200)
Dreyfus U.S. Government
 Securities Portfolio......         --         (33,509)             33,509
Endeavor Enhanced Index
 Portfolio.................     (5,000)          5,000                  --
Endeavor Opportunity Value
 Portfolio.................     (4,800)          4,800                  --
Endeavor Value Equity
 Portfolio.................         --              --                  --
Endeavor Asset Allocation
 Portfolio.................         --        (302,151)            302,151
T. Rowe Price Equity Income
 Portfolio.................     (2,340)         (9,170)             11,510
T. Rowe Price Growth Stock
 Portfolio.................     (2,340)       (169,767)            172,107
T. Rowe Price International
 Stock Portfolio...........         --         841,190            (841,190)
Endeavor Select 50
 Portfolio.................   (318,563)       (134,600)            453,163
Endeavor High Yield
 Portfolio.................     (2,629)          2,692                 (63)

2.Management Fee, Administrative Fee, Investment Advisory Fee and Other Related Party Transactions

The Fund is managed by Endeavor Management Co. (the "Manager") pursuant to a management agreement. The Manager is responsible for providing general management and administrative services to the Fund, including selecting the investment advisers (the "Advisers") for the Fund's Portfolios. As compensation for these services, the Fund pays the Manager a monthly fee based on a percentage of the average daily net assets of each Portfolio at the following annual rates: Dreyfus Small Cap Value Portfolio--.80%; Dreyfus U.S. Government Securities Portfolio--.65%; Endeavor Enhanced Index Portfolio--
 .75%; Endeavor Opportunity Value Portfolio--.80%; Endeavor Value Equity Portfolio--.80%; Endeavor Asset Allocation Portfolio--.75%; Endeavor Money Market Portfolio--.50%; T. Rowe Price Equity Income Portfolio--.80%; T. Rowe Price Growth Stock Portfolio--.80%; T. Rowe Price International Stock Portfolio--.90%; Endeavor Select 50 Portfolio--1.10%; Endeavor High Yield Portfolio--.775%; Endeavor Janus Growth Portfolio--.775%.

From the management fees, the Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Adviser of each Portfolio. With the exception of Endeavor Select 50 Portfolio Endeavor, High Yield Portfolio and Endeavor Janus Growth Portfolio, the Manager also pays the fees and expenses of First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation. Investor Services Group assists the Manager in the performance of its administrative responsibilities to the Fund. As compensation for these services, the Manager pays Investor Services Group a flat fee of $770,000 per annum, $40,000 of which Endeavor Select 50 Portfolio, Endeavor High Yield Portfolio and Endeavor Janus Growth Portfolio reimburse the Manager. For the first year of operations of Endeavor Select 50 Portfolio, Endeavor High Yield Portfolio and Endeavor Janus Growth Portfolio, Investor Services Group has agreed to waive $10,000 for each Portfolio. In addition, if the aggregate net assets of the thirteen Portfolios exceed $1 billion, Investor Services Group shall also be entitled to receive an additional fee of 0.01% of any net assets in excess of $1 billion. Investor Services Group also serves as the Fund's transfer agent.

The Dreyfus Corporation ("Dreyfus"), a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank, serves as the Adviser to Dreyfus Small Cap Value Portfolio and Dreyfus U.S. Government Securities Portfolio. As compensation for its services as investment adviser, the Manager pays Dreyfus a monthly fee based on a percentage of the average daily net assets of each Portfolio at the following annual rates: Dreyfus Small Cap Value Portfolio--.375% and Dreyfus U.S. Government Securities Portfolio--.15%.

J.P. Morgan Investment Management Inc. ("Morgan"), a wholly-owned subsidiary of J.P. Morgan and Co. Incorporated, serves as the Adviser to Endeavor Enhanced Index Portfolio. As compensation for its services as investment adviser, the Manager pays Morgan a monthly fee at an annual rate of .35% of the average daily net assets of the Portfolio.

OpCap Advisors ("OpCap"), a subsidiary of Oppenheimer Capital, serves as the Adviser to Endeavor Opportunity Value Portfolio and Endeavor Value Equity Portfolio pursuant to separate investment advisory agreements between

                             Endeavor Series Trust

                           June 30, 1999 (Unaudited)

the Manager and OpCap. As compensation for its services as investment adviser, the Manager pays OpCap a monthly fee at the annual rate of .40% of the average daily net assets of each Portfolio.

Morgan Stanley Asset Management ("Morgan Stanley"), a subsidiary of Morgan Stanley Dean Witter & Co., serves as the Adviser to Endeavor Asset Allocation Portfolio and Endeavor Money Market Portfolio pursuant to separate investment advisory agreements between the Manager and Morgan Stanley. As compensation for its services as investment adviser, the Manager pays Morgan Stanley a monthly fee based on a percentage of the average daily net assets of each Portfolio at the following annual rates: Endeavor Asset Allocation Portfolio--
 .375% and Endeavor Money Market Portfolio--.25%.

T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the Adviser to T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio. As compensation for its services as investment adviser, the Manager pays T. Rowe Price a monthly fee at the annual rate of .40% of the average daily net assets of each Portfolio.

Rowe Price-Fleming International, Inc. ("Price-Fleming"), a joint venture between T. Rowe Price and Robert Fleming Holdings Limited, serves as the Adviser to T. Rowe Price International Stock Portfolio. As compensation for its services as investment adviser, the Manager pays Price-Fleming a monthly fee at the annual rate of .75% of the average daily net assets of the Portfolio up to $20 million, .60% of the average daily net assets of the Portfolio in excess of $20 million up to $50 million and .50% of the average daily net assets of the Portfolio in excess of $50 million, subject to a transitional fee credit for assets in excess of $184 million but less than $200 million. At such time as the average daily net assets of the Portfolio exceed $200 million, the fee shall be .50% of total average daily net assets.

Montgomery Asset Management LLC ("Montgomery"), a wholly-owned subsidiary of Commerzbank AG, serves as Adviser to Endeavor Select 50 Portfolio. As compensation for its services as investment adviser, the Manager pays Montgomery a fee at the annual rate of .70% of the average daily net assets of the Portfolio.

Massachusetts Financial Services Company ("MFS"), a subsidiary of Sun Life Assurance Company of Canada (U.S.), serves as the Adviser to Endeavor High Yield Portfolio. As compensation for its services as investment adviser, the Manager pays MFS a fee at the annual rate of .375% of the average daily net assets of the Portfolio.

Janus Capital Corporation ("Janus") serves as the Adviser to Endeavor Janus Growth Portfolio. As compensation for its services as investment adviser, the Manager pays Janus a fee at the annual rate of .775% of the average daily net assets of the Portfolio for the first year of operations.

From time to time the Manager may waive a portion or all of the fees otherwise payable to it and/or reimburse expenses. The Manager has voluntarily undertaken to waive its fees and has agreed to bear certain expenses so that total expenses do not exceed the following percentages of the respective Portfolio's average daily net assets: Dreyfus Small Cap Value Portfolio-- 1.30%, Dreyfus U.S. Government Securities Portfolio--1.00%, Endeavor Enhanced Index Portfolio--1.30%, Endeavor Opportunity Value Portfolio--1.30%, Endeavor Value Equity Portfolio--1.30%, Endeavor Asset Allocation Portfolio--1.25%, Endeavor Money Market Portfolio--.99%, T. Rowe Price Equity Income Portfolio-- 1.30%, T. Rowe Price Growth Stock Portfolio - 1.30%, T. Rowe Price International Stock Portfolio--1.53%, Endeavor Select 50 Portfolio--1.50%, Endeavor High Yield Portfolio--1.30% and Endeavor Janus Growth Portfolio--
 .87%.

Boston Safe Deposit and Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Fund's custodian. Boston Safe Deposit and Trust Company has agreed to compensate the Portfolios and decrease custody fees for cash balances left uninvested by each Portfolio. For the period ended June 30, 1999, the Fund's custodial expenses were reduced by $95,724.

For the period ended June 30, 1999, the Fund incurred total brokerage commissions of $1,600,861, of which $281 was paid to Jardine Fleming Group Ltd., and $1,405 was paid to Robert Fleming Holdings Ltd., brokers affiliated with Price-Fleming. The Fund has asked the Advisers to direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to share the brokerage commissions with the Fund's distributor. The recaptured commissions are used solely to promote the marketing of the Fund's shares. For the six months ended June 30, 1999, the recaptured commissions amount were as follows: Dreyfus Small Cap Value Portfolio--$209,311, Endeavor Opportunity Value Portfolio--$9,117, Endeavor Value Equity Portfolio--$80,112, Endeavor Asset

                             Endeavor Series Trust

                           June 30, 1999 (Unaudited)

Allocation Portfolio--$74,467, T. Rowe Price Equity Income Portfolio--$6,780 and T. Rowe Price Growth Stock Portfolio--$3,899.

No director, officer or employee of the Manager, the Advisers or Investor Services Group received any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not a director, officer or employee of the Manager, the Advisers, Investor Services Group or any of their affiliates $10,000 per annum plus $500 per regularly scheduled meeting attended and reimburses them for travel and out-of-pocket expenses.

3.Purchases and Sales of Securities

Purchases and proceeds from sales of securities, excluding short-term investments, for the period ended June 30, 1999 were as follows:

                                 Purchases                    Sales
                         -------------------------- --------------------------
                             U.S.                       U.S.
                          Government      Other      Government      Other
                         ------------ ------------- ------------ -------------
Dreyfus Small Cap Value
 Portfolio.............. $         -- $ 189,214,630 $         -- $ 201,843,264
Dreyfus U.S. Government
 Securities Portfolio...  161,434,821    73,400,725  142,511,792    72,934,686
Endeavor Enhanced Index
 Portfolio..............           --    53,668,609           --    20,723,267
Endeavor Opportunity
 Value Portfolio........           --     9,272,407           --    11,385,524
Endeavor Value Equity
 Portfolio..............           --    46,655,272           --    72,792,697
Endeavor Asset
 Allocation Portfolio...  344,824,480   154,201,365  339,008,323   157,262,717
T. Rowe Price Equity
 Income Portfolio.......           --    37,672,418           --    42,877,164
T. Rowe Price Growth
 Stock Portfolio........           --    69,267,533           --    58,077,169
T. Rowe Price
 International Stock
 Portfolio..............           --    12,212,333           --    19,535,540
Endeavor Select 50
 Portfolio..............           --    17,173,778           --    19,935,638
Endeavor High Yield
 Portfolio..............           --    10,915,682           --     4,810,831
Endeavor Janus Growth
 Portfolio..............           --   776,610,289           --   113,296,446

At June 30, 1999, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                                   Tax Basis
                                        Tax Basis    Tax Basis   Net Unrealized
                                        Unrealized   Unrealized  Appreciation /
                                       Appreciation Depreciation (Depreciation)
                                       ------------ ------------ --------------
Dreyfus Small Cap Value Portfolio....  $ 25,205,232 $  9,220,248  $ 15,984,984
Dreyfus U.S. Government Securities
 Portfolio...........................       224,296    2,430,011    (2,205,715)
Endeavor Enhanced Index Portfolio....    16,827,045    2,193,812    14,633,233
Endeavor Opportunity Value
 Portfolio...........................     6,103,400    1,368,579     4,734,821
Endeavor Value Equity Portfolio......    71,654,746    5,750,738    65,904,008
Endeavor Asset Allocation Portfolio..    67,908,753    4,821,350    63,087,403
T. Rowe Price Equity Income
 Portfolio...........................    56,038,607    6,128,492    49,910,115
T. Rowe Price Growth Stock
 Portfolio...........................    51,962,168    3,843,087    48,119,081
T. Rowe Price International Stock
 Portfolio...........................    48,610,779    6,414,136    42,196,643
Endeavor Select 50 Portfolio.........     4,852,541      668,023     4,184,518
Endeavor High Yield Portfolio........       216,536      495,776      (279,240)
Endeavor Janus Growth Portfolio......    55,115,123   28,758,123    26,357,000

                             Endeavor Series Trust

                           June 30, 1999 (Unaudited)


4.Shares of Beneficial Interest

The Fund has authorized an unlimited number of shares of beneficial interest without par value of one or more series. Shares of the Fund are presently divided into thirteen series of shares, each series representing one of the Fund's thirteen Portfolios. Since the Endeavor Money Market Portfolio has sold shares, issued shares as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in shares of beneficial interest were as follows:

                               Six Months Ended             Year Ended
                                   06/30/99                  12/31/98
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
                            ----------  ------------  ----------  ------------
Dreyfus Small Cap Value
 Portfolio:
Sold......................     712,537  $ 10,198,420   2,899,864  $ 42,743,796
Issued as reinvestment of
 dividends................   1,103,293    16,262,533   1,295,096    20,190,540
Redeemed..................  (1,750,153)  (24,455,624) (1,883,943)  (26,685,671)
                            ----------  ------------  ----------  ------------
Net increase..............      65,677  $  2,005,329   2,311,017  $ 36,248,665
                            ==========  ============  ==========  ============
                               Six Months Ended             Year Ended
                                   06/30/99                  12/31/98
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
                            ----------  ------------  ----------  ------------
Dreyfus U.S. Government
 Securities Portfolio:
Sold......................   1,351,942  $ 16,380,585   3,690,177  $ 44,539,243
Issued as reinvestment of
 dividends................     428,658     4,955,287     170,284     2,007,843
Redeemed..................    (812,795)   (9,791,586) (1,053,685)  (12,779,058)
                            ----------  ------------  ----------  ------------
Net increase..............     967,805  $ 11,544,286   2,806,776  $ 33,768,028
                            ==========  ============  ==========  ============
                               Six Months Ended             Year Ended
                                   06/30/99                  12/31/98
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
                            ----------  ------------  ----------  ------------
Endeavor Enhanced Index
 Portfolio:
Sold......................   2,712,364  $ 45,411,265   4,215,132  $ 59,485,332
Issued as reinvestment of
 dividends................     252,468     4,269,241       9,636       135,390
Redeemed..................    (634,944)  (10,388,822) (1,853,116)  (26,091,026)
                            ----------  ------------  ----------  ------------
Net increase..............   2,329,888  $ 39,291,684   2,371,652  $ 33,529,696
                            ==========  ============  ==========  ============
                               Six Months Ended             Year Ended
                                   06/30/99                  12/31/98
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
                            ----------  ------------  ----------  ------------
Endeavor Opportunity Value
 Portfolio:
Sold......................     336,848  $  4,005,885   1,806,222  $ 22,044,219
Issued as reinvestment of
 dividends................      69,517       889,122      35,206       441,487
Redeemed..................    (427,351)   (5,134,885)   (398,330)   (4,768,584)
                            ----------  ------------  ----------  ------------
Net increase/(decrease)...     (20,986) $   (239,878)  1,443,098  $ 17,717,122
                            ==========  ============  ==========  ============
                               Six Months Ended             Year Ended
                                   06/30/99                  12/31/98
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
                            ----------  ------------  ----------  ------------
Endeavor Value Equity
 Portfolio:
Sold......................     385,013  $  8,271,072   1,927,902  $ 41,464,781
Issued as reinvestment of
 dividends................     548,164    12,273,399     297,346     6,606,489
Redeemed..................  (1,186,679)  (25,804,979) (1,309,035)  (27,614,919)
                            ----------  ------------  ----------  ------------
Net increase/(decrease)...    (253,502) $ (5,260,508)    916,213  $ 20,456,351
                            ==========  ============  ==========  ============

                             Endeavor Series Trust

                           June 30, 1999 (Unaudited)

                             Six Months Ended               Year Ended
                                 06/30/99                    12/31/98
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         ------------  ------------  ------------  ------------
Endeavor Asset Alloca-
 tion Portfolio:
Sold....................      627,995  $ 14,500,272     1,760,590  $ 40,360,655
Issued as reinvestment
 of dividends...........    4,552,729    87,594,497     1,453,955    32,423,186
Redeemed................   (1,245,157)  (29,229,494)   (2,003,298)  (45,321,991)
                         ------------  ------------  ------------  ------------
Net increase............    3,935,567  $ 72,865,275     1,211,247  $ 27,461,850
                         ============  ============  ============  ============
                             Six Months Ended               Year Ended
                                 06/30/99                    12/31/98
                         --------------------------  --------------------------
                             Shares and Amount           Shares and Amount
                         --------------------------  --------------------------
Endeavor Money Market
 Portfolio:
Sold.................... $ 81,195,517                $125,313,555
Issued as reinvestment
 of dividends...........    1,936,562                   3,172,335
Redeemed................  (76,734,797)                (78,716,738)
                         ------------                ------------
Net increase............ $  6,397,282                $ 49,769,152
                         ============                ============
                             Six Months Ended               Year Ended
                                 06/30/99                    12/31/98
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         ------------  ------------  ------------  ------------
T. Rowe Price Equity
 Income Portfolio:
Sold....................      660,246  $ 13,514,357     3,467,152  $ 68,060,919
Issued as reinvestment
 of dividends...........      802,394    16,874,339       584,990    11,454,107
Redeemed................     (965,898)  (19,848,215)   (1,163,019)  (21,989,566)
                         ------------  ------------  ------------  ------------
Net increase............      496,742  $ 10,540,481     2,889,123  $ 57,525,460
                         ============  ============  ============  ============
                             Six Months Ended               Year Ended
                                 06/30/99                    12/31/98
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         ------------  ------------  ------------  ------------
T. Rowe Price Growth
 Stock Portfolio:
Sold....................      923,495  $ 23,809,509     2,192,769  $ 50,311,764
Issued as reinvestment
 of dividends...........      701,291    17,286,833       301,037     6,779,279
Redeemed................     (530,744)  (13,575,894)     (833,503)  (18,588,792)
                         ------------  ------------  ------------  ------------
Net increase............    1,094,042  $ 27,520,448     1,660,303  $ 38,502,251
                         ============  ============  ============  ============
                             Six Months Ended               Year Ended
                                 06/30/99                    12/31/98
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         ------------  ------------  ------------  ------------
T. Rowe Price
 International Stock
 Portfolio:
Sold....................    2,071,920  $ 34,533,184     1,639,660  $ 25,500,438
Issued as reinvestment
 of dividends...........      285,806     4,627,207       162,553     2,589,463
Redeemed................   (2,408,301)  (40,029,198)   (1,968,079)  (30,038,492)
                         ------------  ------------  ------------  ------------
Net decrease............      (50,575) $   (868,807)     (165,866) $ (1,948,591)
                         ============  ============  ============  ============
                             Six Months Ended              Period Ended
                                 06/30/99                    12/31/98#
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         ------------  ------------  ------------  ------------
Endeavor Select 50
 Portfolio:
Sold....................      278,213  $  3,106,768     2,611,380  $ 27,024,440
Redeemed................     (506,968)   (5,555,618)     (279,573)   (2,844,338)
                         ------------  ------------  ------------  ------------
Net
 increase/(decrease)....     (228,755) $ (2,448,850)    2,331,807  $ 24,180,102
                         ============  ============  ============  ============

                             Endeavor Series Trust

                           June 30, 1999 (Unaudited)


                                 Six Months Ended           Period Ended
                                     06/30/99                12/31/98##
                              ------------------------  ----------------------
                                Shares       Amount      Shares      Amount
                              ----------  ------------  ---------  -----------
Endeavor High Yield
 Portfolio:
Sold........................     881,575  $  8,818,763  1,070,942  $10,468,162
Issued as reinvestment of
 dividends..................      25,299       252,489         --           --
Redeemed....................    (271,848)   (2,701,746)   (57,450)    (556,173)
                              ----------  ------------  ---------  -----------
Net increase................     635,026  $  6,369,506  1,013,492  $ 9,911,989
                              ==========  ============  =========  ===========
                                   Period Ended
                                    06/30/99###
                              ------------------------
                                Shares       Amount
                              ----------  ------------
Endeavor Janus Growth
 Portfolio:
Sold........................     264,085  $ 18,059,437
Conversion proceeds from WRL
 Series Fund................  10,610,293   741,437,747
Redeemed....................    (206,410)  (14,064,921)
                              ----------  ------------
Net increase................  10,667,968  $745,432,263
                              ==========  ============

-----------
#Endeavor Select 50 Portfolio commenced operations on February 3, 1998. ##Endeavor High Yield Portfolio commenced operations on June 1, 1998. ###Endeavor Janus Growth Portfolio commenced operations on May 1, 1999.

5.Endeavor Series Trust Conversion

On May 1, 1999, the WRL Growth Portfolio converted 19.95% of its assets into Endeavor Janus Growth Portfolio. The net assets of the WRL Growth Portfolio immediately before the non-taxable conversion were $3,716,778,810. At the time of the conversion, 10,610,293 shares of Endeavor Janus Growth Portfolio were issued. The net assets of Endeavor Janus Growth Portfolio after the conversion were $741,495,920.

6.Organization Costs

Organization costs are amortized on a straight-line basis over a period of five years from the commencement of operations of each Portfolio. In the event that any of the initial shares (Dreyfus Small Cap Value Portfolio--10 shares, Dreyfus U.S. Government Securities Portfolio--10 shares, Endeavor Enhanced Index Portfolio--10 shares, Endeavor Opportunity Value Portfolio--10 shares, Endeavor Value Equity Portfolio--10 shares, Endeavor Asset Allocation Portfolio--10,000 shares, Endeavor Money Market Portfolio--100,000 shares, T. Rowe Price Equity Income Portfolio--10 shares, T. Rowe Price Growth Stock Portfolio--10 shares, T. Rowe Price International Stock Portfolio--10,000 shares, Endeavor Select 50 Portfolio--10 shares, and Endeavor High Yield Portfolio--10 shares) owned by a separate account of PFL Life Insurance Company are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption. The Fund bears the expense of registering and qualifying the shares of the various Portfolios for distribution under Federal and state securities regulations. As of June 30, 1999, all such costs for Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, Endeavor Value Equity Portfolio, Endeavor Asset Allocation Portfolio, Endeavor Money Market Portfolio and T. Rowe Price International Stock Portfolio have been fully amortized.

7.Concentration of Risk

The Portfolios may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Endeavor High Yield Portfolio invests in securities offering high current income which generally will be in the lower rating categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more

                             Endeavor Series Trust

                           June 30, 1999 (Unaudited)

credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Portfolio's use of leverage also increases exposure to capital risk.

Each Portfolio may invest up to 15% (10% with respect to Dreyfus U.S. Government Securities Portfolio and Endeavor Money Market Portfolio) of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities laws or otherwise, repurchase agreements maturing in more than seven days, interest only and principal only mortgage-backed securities, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities which cannot be sold by a Portfolio without registration under the Securities Act of 1933, as amended, a Portfolio will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Portfolio to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

8.Capital Loss Carryforward

As of December 31, 1998, the Fund had available for federal tax purposes unused capital loss carryforwards as follows:

                                               Expiring in 2005 Expiring in 2006
                                               ---------------- ----------------
Endeavor Money Market Portfolio...............      $ 104         $        --
Endeavor Select 50 Portfolio..................         --           1,814,566
Endeavor High Yield Portfolio.................         --              84,613

This report and the financial statements contained herein are submitted for the general information of the policyholder of The Endeavor Variable Annuity. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.